UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2010

Item 1. Reports to Stockholders

Fidelity® Equity Sector
Central Funds

Consumer Discretionary Central Fund

Consumer Staples Central Fund

Energy Central Fund

Financials Central Fund

Health Care Central Fund

Industrials Central Fund

Information Technology Central Fund

Materials Central Fund

Telecom Services Central Fund

Utilities Central Fund

Annual Report

September 30, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

ESCIP-ANN-1110
1.831584.104

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Consumer Discretionary	.0079%
Actual		$ 1,000.00	$ 1,043.90	$ .04
Hypothetical A		$ 1,000.00	$ 1,025.03	$ .04
Consumer Staples	.0110%
Actual		$ 1,000.00	$ 1,028.70	$ .06
Hypothetical A		$ 1,000.00	$ 1,025.01	$ .06
Energy	.0048%
Actual		$ 1,000.00	$ 958.00	$ .02
Hypothetical A		$ 1,000.00	$ 1,025.04	$ .02
Financials	.0087%
Actual		$ 1,000.00	$ 872.80	$ .04
Hypothetical A		$ 1,000.00	$ 1,025.02	$ .04
Health Care	.0100%
Actual		$ 1,000.00	$ 975.20	$ .05
Hypothetical A		$ 1,000.00	$ 1,025.02	$ .05
Industrials	.0088%
Actual		$ 1,000.00	$ 1,028.20	$ .04
Hypothetical A		$ 1,000.00	$ 1,025.02	$ .04
Information Technology	.0121%
Actual		$ 1,000.00	$ 1,084.80	$ .06
Hypothetical A		$ 1,000.00	$ 1,025.01	$ .06
Materials	.0137%
Actual		$ 1,000.00	$ 1,013.60	$ .07
Hypothetical A		$ 1,000.00	$ 1,025.00	$ .07
Telecom Services	.0090%
Actual		$ 1,000.00	$ 1,118.40	$ .05
Hypothetical A		$ 1,000.00	$ 1,025.02	$ .05
Utilities	.0084%
Actual		$ 1,000.00	$ 1,094.10	$ .04
Hypothetical A		$ 1,000.00	$ 1,025.03	$ .04

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity® Consumer Discretionary Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Fidelity Consumer Discretionary Central Fund	24.64%	4.54%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Consumer Discretionary Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Consumer Discretionary Central Fund

Management's Discussion of Fund Performance

Market Recap: Despite heightened volatility, major U.S. stock markets recorded double-digit gains for the year ending September 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks trended upward during the first half of the period amid indications the Great Recession was over. By April, however, lingering high unemployment and heightened concern about the European debt dilemma sent equities falling. Markets regrouped in July, boosted by strong second-quarter earnings, but see-sawed thereafter on mixed economic data. The 12-month period ended with a September surprise, as the large-cap proxy S&P 500® Index rose 8.92%, the largest gain in that month since 1939. For the full 12 months, the S&P 500® rose 10.16%, while the blue-chip-laden Dow Jones Industrial AverageSM added 14.12% and the technology-heavy Nasdaq Composite® Index gained 12.61%. Among market segments, seven of the 10 sectors in the S&P 500 outperformed the broad-market index, while only one group - financials - posted a loss. Stocks of mid- and small-sized companies also did well, with the Russell Midcap® Index gaining 17.54% and Russell 2000® Index adding 13.35%. Looking abroad, debt problems in several European countries held back the gains in developed markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index rising only 3.36%.

Comments from John Harris, Portfolio Manager of Fidelity® Consumer Discretionary Central Fund: For the year, the fund returned 24.64%, beating the S&P 500 and the 24.24% gain of the MSCI U.S. IM Consumer Discretionary 25/50 Index, adopted in January 2010 as a better representation of the fund's investment universe. Versus the MSCI index, the fund had favorable positioning in hotels, resorts and cruise lines, including stakes in Wyndham Worldwide and Starwood Hotels & Resorts Worldwide, which benefited from gains in leisure spending. Another boost came from picks in the automotive space, including retailer Advance Auto Parts and an out-of-index stake in German automaker BMW. We also had strong stock selection in specialized consumer services and apparel accessories/luxury goods. Two other notable contributors were casino operator Las Vegas Sands and U.K. cable firm Virgin Media. On the downside, positioning in Internet retail hurt, including not owning movie-subscription service and index component Netflix and underweighting online travel firm Priceline.com. Home improvement retail detracted, especially an overweighting in Lowe's, while stock picking in specialty stores, general merchandise stores and Internet software/services also hurt. Slot-machine manufacturer WMS Industries and jewelry retailer Zale were among the biggest laggards.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Consumer Discretionary Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
McDonald's Corp.	6.4	5.1
Lowe's Companies, Inc.	5.8	5.4
The Walt Disney Co.	5.2	5.6
Amazon.com, Inc.	4.4	3.7
Target Corp.	4.0	4.6
DIRECTV	3.6	1.8
Bed Bath & Beyond, Inc.	2.6	0.8
Virgin Media, Inc.	2.0	0.6
Advance Auto Parts, Inc.	2.0	2.2
TJX Companies, Inc.	2.0	0.0
	38.0
Top Industries (% of fund's net assets)
As of September 30, 2010
Media 23.3%
Specialty Retail 22.8%
Hotels, Restaurants & Leisure 22.2%
Internet & Catalog Retail 6.6%
Multiline Retail 5.2%
All Others* 19.9%

As of March 31, 2010
Hotels, Restaurants & Leisure 22.1%
Media 21.2%
Specialty Retail 20.8%
Multiline Retail 6.5%
Internet & Catalog Retail 5.6%
All Others* 23.8%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Consumer Discretionary Central Fund

Investments September 30, 2010

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
AUTO COMPONENTS - 3.9%
Auto Parts & Equipment - 3.9%
Autoliv, Inc.	114,400	$ 7,473,752
Gentex Corp.	220,500	4,301,955
Johnson Controls, Inc.	79,327	2,419,474
Tenneco, Inc. (a)	168,653	4,885,877
TRW Automotive Holdings Corp. (a)	115,200	4,787,712
		23,868,770
AUTOMOBILES - 1.3%
Automobile Manufacturers - 1.3%
Bayerische Motoren Werke AG (BMW)	116,354	8,160,289
DIVERSIFIED CONSUMER SERVICES - 2.2%
Education Services - 1.1%
Navitas Ltd.	666,843	2,739,566
Strayer Education, Inc. (c)	21,930	3,826,785
		6,566,351
Specialized Consumer Services - 1.1%
Sotheby's Class A (ltd. vtg.)	118,117	4,349,068
Steiner Leisure Ltd. (a)	64,005	2,438,591
		6,787,659
TOTAL DIVERSIFIED CONSUMER SERVICES		13,354,010
FOOD & STAPLES RETAILING - 0.8%
Hypermarkets & Super Centers - 0.8%
BJ's Wholesale Club, Inc. (a)	39,782	1,650,953
Costco Wholesale Corp.	49,434	3,187,999
		4,838,952
HOTELS, RESTAURANTS & LEISURE - 22.2%
Casinos & Gaming - 5.6%
Bally Technologies, Inc. (a)	114,100	3,987,795
Las Vegas Sands Corp. unit	16,327	9,550,805
MGM Mirage, Inc. (a)(c)	414,595	4,676,632
Pinnacle Entertainment, Inc. (a)	283,764	3,163,969
Shuffle Master, Inc. (a)	377,319	3,173,253
WMS Industries, Inc. (a)	248,350	9,454,685
		34,007,139
Hotels, Resorts & Cruise Lines - 4.5%
China Lodging Group Ltd. ADR	72,430	1,699,932
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Hotels, Resorts & Cruise Lines - continued
Home Inns & Hotels Management, Inc. sponsored ADR (a)	54,301	$ 2,684,641
Marriott International, Inc. Class A	122,155	4,376,814
Starwood Hotels & Resorts Worldwide, Inc.	164,207	8,629,078
Wyndham Worldwide Corp.	354,002	9,724,435
		27,114,900
Restaurants - 12.1%
BJ's Restaurants, Inc. (a)	135,573	3,817,736
Country Style Cooking Restaurant Chain Co. Ltd. ADR	12,000	343,080
Darden Restaurants, Inc.	154,573	6,612,633
McDonald's Corp.	516,495	38,484,041
P.F. Chang's China Bistro, Inc. (c)	74,987	3,464,399
Ruth's Hospitality Group, Inc. (a)	637,210	2,555,212
Starbucks Corp.	428,961	10,972,822
Texas Roadhouse, Inc. Class A (a)	248,800	3,498,128
The Cheesecake Factory, Inc. (a)	135,400	3,584,038
		73,332,089
TOTAL HOTELS, RESTAURANTS & LEISURE		134,454,128
HOUSEHOLD DURABLES - 4.1%
Home Furnishings - 1.2%
La-Z-Boy, Inc. (a)(c)	378,000	3,190,320
Tempur-Pedic International, Inc. (a)	126,100	3,909,100
		7,099,420
Homebuilding - 1.4%
Lennar Corp. Class A	408,300	6,279,654
Toll Brothers, Inc. (a)	112,100	2,132,142
		8,411,796
Household Appliances - 1.5%
Stanley Black & Decker, Inc.	146,718	8,990,879
TOTAL HOUSEHOLD DURABLES		24,502,095
INTERNET & CATALOG RETAIL - 6.6%
Internet Retail - 6.6%
Amazon.com, Inc. (a)	170,891	26,840,140
Expedia, Inc.	210,014	5,924,495
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - CONTINUED
Internet Retail - continued
Ocado Group PLC (a)	55,200	$ 113,685
Priceline.com, Inc. (a)	21,000	7,315,140
		40,193,460
INTERNET SOFTWARE & SERVICES - 2.5%
Internet Software & Services - 2.5%
eBay, Inc. (a)	240,449	5,866,956
Google, Inc. Class A (a)	11,007	5,787,371
Monster Worldwide, Inc. (a)(c)	255,543	3,311,837
		14,966,164
LEISURE EQUIPMENT & PRODUCTS - 0.6%
Leisure Products - 0.6%
Polaris Industries, Inc.	55,166	3,591,307
MEDIA - 23.3%
Advertising - 3.6%
Interpublic Group of Companies, Inc. (a)	685,897	6,879,547
Lamar Advertising Co. Class A (a)	227,016	7,223,649
National CineMedia, Inc.	424,839	7,604,618
		21,707,814
Broadcasting - 0.8%
Scripps Networks Interactive, Inc. Class A	104,068	4,951,555
Cable & Satellite - 10.0%
Comcast Corp. Class A (special) (non-vtg.)	699,916	11,905,571
DIRECTV (a)	527,394	21,955,412
Kabel Deutschland Holding AG	75,500	2,995,458
Time Warner Cable, Inc.	211,361	11,411,380
Virgin Media, Inc. (c)	534,653	12,307,712
		60,575,533
Movies & Entertainment - 8.9%
The Walt Disney Co.	961,298	31,828,577
Time Warner, Inc.	389,797	11,947,278
Viacom, Inc. Class B (non-vtg.)	277,849	10,055,355
		53,831,210
TOTAL MEDIA		141,066,112
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - 5.2%
Department Stores - 1.2%
Nordstrom, Inc.	198,212	$ 7,373,486
General Merchandise Stores - 4.0%
Target Corp.	453,345	24,226,757
TOTAL MULTILINE RETAIL		31,600,243
SPECIALTY RETAIL - 22.8%
Apparel Retail - 6.1%
Citi Trends, Inc. (a)	257,078	6,223,858
DSW, Inc. Class A (a)	53,000	1,521,100
Inditex SA	56,014	4,450,050
J. Crew Group, Inc. (a)(c)	74,500	2,504,690
TJX Companies, Inc.	272,504	12,161,854
Urban Outfitters, Inc. (a)	319,662	10,050,173
		36,911,725
Automotive Retail - 2.0%
Advance Auto Parts, Inc.	209,280	12,280,550
Computer & Electronics Retail - 1.6%
Best Buy Co., Inc.	176,550	7,208,537
hhgregg, Inc. (a)(c)	106,018	2,625,006
		9,833,543
Home Improvement Retail - 7.9%
Home Depot, Inc.	245,120	7,765,402
Lowe's Companies, Inc.	1,585,719	35,345,677
Lumber Liquidators Holdings, Inc. (a)(c)	184,704	4,538,177
		47,649,256
Homefurnishing Retail - 2.6%
Bed Bath & Beyond, Inc. (a)	358,246	15,551,459
Specialty Stores - 2.6%
Hengdeli Holdings Ltd.	8,866,000	4,102,196
OfficeMax, Inc. (a)	427,099	5,590,726
Tractor Supply Co.	146,460	5,808,604
		15,501,526
TOTAL SPECIALTY RETAIL		137,728,059
TEXTILES, APPAREL & LUXURY GOODS - 4.2%
Apparel, Accessories & Luxury Goods - 4.2%
Coach, Inc.	205,000	8,806,800
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Apparel, Accessories & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	72,487	$ 2,274,642
Phillips-Van Heusen Corp.	100,218	6,029,115
Polo Ralph Lauren Corp. Class A	58,496	5,256,451
Titan Industries Ltd.	39,898	2,930,762
		25,297,770
TOTAL COMMON STOCKS (Cost $553,801,094)		603,621,359
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 0.25% (d)	5,009,565	5,009,565
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d)	30,512,691	30,512,691
TOTAL MONEY MARKET FUNDS (Cost $35,522,256)		35,522,256
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $589,323,350)		639,143,615
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(34,121,266)
NET ASSETS - 100%		$ 605,022,349
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,480
Fidelity Securities Lending Cash Central Fund	69,633
Total	$ 75,113
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 603,621,359	$ 594,070,554	$ 9,550,805	$ -
Money Market Funds	35,522,256	35,522,256	-	-
Total Investments in Securities:	$ 639,143,615	$ 629,592,810	$ 9,550,805	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value (including securities loaned of $29,912,608) - See accompanying schedule: Unaffiliated issuers (cost $553,801,094)	$ 603,621,359
Fidelity Central Funds (cost $35,522,256)	35,522,256
Total Investments (cost $589,323,350)		$ 639,143,615
Receivable for investments sold		1,695,231
Receivable for fund shares sold		27,158
Dividends receivable		118,719
Distributions receivable from Fidelity Central Funds		17,600
Other receivables		125
Total assets		641,002,448

Liabilities
Payable for investments purchased	$ 5,418,888
Payable for fund shares redeemed	10,436
Other payables and accrued expenses	38,084
Collateral on securities loaned, at value	30,512,691
Total liabilities		35,980,099

Net Assets		$ 605,022,349
Net Assets consist of:
Paid in capital		$ 555,233,701
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		49,788,648
Net Assets, for 5,332,651 shares outstanding		$ 605,022,349
Net Asset Value, offering price and redemption price per share ($605,022,349 ÷ 5,332,651 shares)		$ 113.46

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Discretionary Central Fund
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Dividends		$ 6,043,172
Interest		23
Income from Fidelity Central Funds (including $69,633 from security lending)		75,113
Total income		6,118,308

Expenses
Custodian fees and expenses	$ 30,072
Independent directors' compensation	2,824
Interest	1,679
Miscellaneous	16
Total expenses before reductions	34,591
Expense reductions	(2,824)	31,767
Net investment income (loss)		6,086,541
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	60,869,672
Capital gain distributions from Fidelity Central Funds	1,324
Foreign currency transactions	(8,496)
Total net realized gain (loss)		60,862,500
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $30,510)	39,505,939
Assets and liabilities in foreign currencies	(1,782)
Total change in net unrealized appreciation (depreciation)		39,504,157
Net gain (loss)		100,366,657
Net increase (decrease) in net assets resulting from operations		$ 106,453,198

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,086,541	$ 7,657,647
Net realized gain (loss)	60,862,500	(68,811,986)
Change in net unrealized appreciation (depreciation)	39,504,157	64,849,898
Net increase (decrease) in net assets resulting from operations	106,453,198	3,695,559
Distributions to partners from net investment income	(6,036,498)	(7,623,475)
Affiliated share transactions Proceeds from sales of shares*	148,361,846	38,671,892
Reinvestment of distributions	6,036,314	7,623,345
Cost of shares redeemed	(167,242,666)	(55,642,849)
Net increase (decrease) in net assets resulting from share transactions	(12,844,506)	(9,347,612)
Total increase (decrease) in net assets	87,572,194	(13,275,528)

Net Assets
Beginning of period	517,450,155	530,725,683
End of period	$ 605,022,349	$ 517,450,155
Other Affiliated Information Shares
Sold	1,383,685	488,838
Issued in reinvestment of distributions	58,782	102,099
Redeemed	(1,726,612)	(715,001)
Net increase (decrease)	(284,145)	(124,064)

* Amount includes in-kind contributions for the year ended September 30, 2010. See Note 6 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 92.13	$ 92.45	$ 121.71	$ 114.48	$ 100.00
Income from Investment Operations
Net investment income (loss) C	1.25	1.29	1.71	1.68 G	.19
Net realized and unrealized gain (loss)	21.31	(.32)	(29.41)	7.33	14.46
Total from investment operations	22.56	.97	(27.70)	9.01	14.65
Distributions to partners from net investment income	(1.23)	(1.29)	(1.56)	(1.78)	(.17)
Net asset value, end of period	$ 113.46	$ 92.13	$ 92.45	$ 121.71	$ 114.48
Total Return A, B	24.64%	1.38%	(22.90)%	7.87%	14.66%
Ratios to Average Net Assets D, I
Expenses before reductions	.01%	-% F	-% F	-% F	-% F
Expenses net of fee waivers, if any	.01%	-% F	-% F	-% F	-% F
Expenses net of all reductions	.01%	-% F	-% F	-% F	-% F
Net investment income (loss)	1.21%	1.73%	1.62%	1.35% G	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 605,022	$ 517,450	$ 530,726	$ 713,542	$ 786,815
Portfolio turnover rate E	143% J	91%	62%	110%	15% J

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a special dividend which amounted to $.43 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Staples Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Fidelity Consumer Staples Central Fund	12.73%	8.09%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Consumer Staples Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Consumer Staples Central Fund

Management's Discussion of Fund Performance

Market Recap: Despite heightened volatility, major U.S. stock markets recorded double-digit gains for the year ending September 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks trended upward during the first half of the period amid indications the Great Recession was over. By April, however, lingering high unemployment and heightened concern about the European debt dilemma sent equities falling. Markets regrouped in July, boosted by strong second-quarter earnings, but see-sawed thereafter on mixed economic data. The 12-month period ended with a September surprise, as the large-cap proxy S&P 500® Index rose 8.92%, the largest gain in that month since 1939. For the full 12 months, the S&P 500® rose 10.16%, while the blue-chip-laden Dow Jones Industrial AverageSM added 14.12% and the technology-heavy Nasdaq Composite® Index gained 12.61%. Among market segments, seven of the 10 sectors in the S&P 500 outperformed the broad-market index, while only one group - financials - posted a loss. Stocks of mid- and small-sized companies also did well, with the Russell Midcap® Index gaining 17.54% and Russell 2000® Index adding 13.35%. Looking abroad, debt problems in several European countries held back the gains in developed markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index rising only 3.36%.

Comments from Robert Lee, Portfolio Manager of Fidelity® Consumer Staples Central Fund: For the year, the fund rose 12.73%, outperforming the S&P 500, but trailing the 13.01% rise of the MSCI U.S. IM Consumer Staples 25/50 Index, which was adopted in January 2010 as a better representation of the fund's investment universe. Versus the MSCI index, overall positioning in packaged foods and meats hurt. The fund's biggest individual detractor, milk distributor Dean Foods, was hit by price competition in convenience stores. An underweighting in Kraft Foods also dampened results. Kraft was no longer held at period end. Overweighting drug retail was costly, including positions in Walgreen and CVS Caremark. Both were hurt by their dispute over prescription compensation levels. Poor security selection in personal products also was a negative. Another detractor was underweighting cigarette maker Philip Morris International, which was lifted by the recession-resistant nature of tobacco products. Conversely, stock picking in soft drinks helped, including a stake in Coca-Cola, which benefited in part from volume growth later in the period. Several out-of-index holdings also contributed, including British American Tobacco, global food giant Nestle, brewer Anheuser-Busch InBev and Mexico's Coca-Cola FEMSA. Good stock picking in food retail also contributed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Consumer Staples Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	12.1	13.5
The Coca-Cola Co.	11.3	7.3
Walgreen Co.	5.1	4.3
British American Tobacco PLC sponsored ADR	5.0	5.1
Altria Group, Inc.	5.0	3.8
PepsiCo, Inc.	4.4	4.3
CVS Caremark Corp.	4.3	6.6
Wal-Mart Stores, Inc.	3.8	4.6
Avon Products, Inc.	3.6	4.0
Molson Coors Brewing Co. Class B	3.1	3.5
	57.7
Top Industries (% of fund's net assets)
As of September 30, 2010
Beverages 30.2%
Food & Staples Retailing 19.7%
Household Products 15.2%
Tobacco 13.2%
Food Products 11.9%
All Others* 9.8%

As of March 31, 2010
Beverages 26.0%
Food & Staples Retailing 22.0%
Household Products 16.9%
Food Products 12.9%
Tobacco 11.5%
All Others* 10.7%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Consumer Staples Central Fund

Investments September 30, 2010

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
BEVERAGES - 30.2%
Brewers - 6.4%
Anadolu Efes Biracilik ve Malt Sanayiive Malt Sanayii SA	102,648	$ 1,603,764
Anheuser-Busch InBev SA NV	268,017	15,767,630
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (c)	25,703	3,181,517
Molson Coors Brewing Co. Class B	404,840	19,116,545
		39,669,456
Distillers & Vintners - 5.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	987,889	17,475,756
Diageo PLC sponsored ADR (c)	236,056	16,290,225
		33,765,981
Soft Drinks - 18.4%
Coca-Cola Bottling Co. Consolidated	60,323	3,192,896
Coca-Cola Enterprises, Inc.	160,509	4,975,779
Coca-Cola FEMSA SAB de CV sponsored ADR	38,180	2,986,440
Coca-Cola Icecek AS	126,668	1,549,964
Cott Corp. (a)	1,100	8,640
Embotelladora Andina SA sponsored ADR	110,200	3,157,230
Fomento Economico Mexicano SAB de CV sponsored ADR	29,713	1,507,340
PepsiCo, Inc.	410,515	27,274,617
The Coca-Cola Co.	1,201,631	70,319,446
		114,972,352
TOTAL BEVERAGES		188,407,789
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Martek Biosciences (a)(c)	45,600	1,031,928
FOOD & STAPLES RETAILING - 19.7%
Drug Retail - 9.4%
CVS Caremark Corp.	845,784	26,616,822
Walgreen Co.	958,784	32,119,264
		58,736,086
Food Distributors - 0.4%
Sysco Corp.	75,502	2,153,317
United Natural Foods, Inc. (a)	5,200	172,328
		2,325,645
Food Retail - 5.1%
Koninklijke Ahold NV	218,190	2,941,485
Kroger Co.	736,269	15,947,587
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Food Retail - continued
Safeway, Inc.	414,126	$ 8,762,906
Susser Holdings Corp. (a)	117,399	1,643,586
The Pantry, Inc. (a)	99,450	2,397,740
		31,693,304
Hypermarkets & Super Centers - 4.8%
BJ's Wholesale Club, Inc. (a)	143,018	5,935,247
Wal-Mart Stores, Inc.	443,950	23,760,204
		29,695,451
TOTAL FOOD & STAPLES RETAILING		122,450,486
FOOD PRODUCTS - 11.9%
Agricultural Products - 3.6%
Archer Daniels Midland Co.	323,986	10,341,633
Bunge Ltd.	139,361	8,244,597
Corn Products International, Inc.	12,357	463,388
Origin Agritech Ltd. (a)	44,200	361,556
SLC Agricola SA	153,500	1,688,486
Viterra, Inc. (a)	181,600	1,585,194
		22,684,854
Packaged Foods & Meats - 8.3%
Ausnutria Dairy Hunan Co. Ltd. (H Shares)	618,000	294,703
Brasil Foods SA	2,000	30,337
Calavo Growers, Inc.	73,858	1,601,241
Cermaq ASA	133,700	1,483,812
Cosan Ltd. Class A	52,200	604,998
Danone	23,334	1,395,821
Dean Foods Co. (a)	698,204	7,128,663
Lindt & Spruengli AG (c)	56	1,564,660
Mead Johnson Nutrition Co. Class A	48,506	2,760,476
Nestle SA	281,052	14,975,899
Smart Balance, Inc. (a)	31,400	121,832
Smithfield Foods, Inc. (a)	87,660	1,475,318
Tyson Foods, Inc. Class A	40,140	643,043
Unilever NV unit	523,737	15,649,262
Want Want China Holdings Ltd.	1,779,000	1,650,831
		51,380,896
TOTAL FOOD PRODUCTS		74,065,750
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
Domino's Pizza, Inc. (a)	116,074	$ 1,534,498
Sonic Corp. (a)	178,494	1,442,232
		2,976,730
HOUSEHOLD DURABLES - 0.1%
Housewares & Specialties - 0.1%
Tupperware Brands Corp.	9,870	451,651
HOUSEHOLD PRODUCTS - 15.2%
Household Products - 15.2%
Colgate-Palmolive Co.	221,708	17,040,477
Energizer Holdings, Inc. (a)	38,779	2,607,112
Procter & Gamble Co.	1,255,082	75,267,267
		94,914,856
PERSONAL PRODUCTS - 3.9%
Personal Products - 3.9%
Avon Products, Inc.	692,210	22,226,863
China-Biotics, Inc. (a)(c)	61,771	679,481
Natura Cosmeticos SA	59,100	1,595,053
		24,501,397
PHARMACEUTICALS - 3.0%
Pharmaceuticals - 3.0%
Johnson & Johnson	299,896	18,581,556
Perrigo Co.	1,147	73,660
		18,655,216
TOBACCO - 13.2%
Tobacco - 13.2%
Altria Group, Inc.	1,285,826	30,885,541
British American Tobacco PLC sponsored ADR (c)	419,227	31,320,449
KT&G Corp.	27,425	1,635,519
Philip Morris International, Inc.	296,804	16,626,960
Souza Cruz Industria Comerico	31,200	1,574,691
		82,043,160
TOTAL COMMON STOCKS (Cost $518,622,941)		609,498,963
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (d)	13,861,525	$ 13,861,525
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d)	4,874,389	4,874,389
TOTAL MONEY MARKET FUNDS (Cost $18,735,914)		18,735,914
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $537,358,855)		628,234,877
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(5,346,708)
NET ASSETS - 100%		$ 622,888,169
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,293
Fidelity Securities Lending Cash Central Fund	64,556
Total	$ 86,849
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.6%
United Kingdom	7.6%
Netherlands	3.0%
Switzerland	2.7%
Belgium	2.5%
Bermuda	1.4%
Brazil	1.2%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value (including securities loaned of $4,762,555) - See accompanying schedule: Unaffiliated issuers (cost $518,622,941)	$ 609,498,963
Fidelity Central Funds (cost $18,735,914)	18,735,914
Total Investments (cost $537,358,855)		$ 628,234,877
Receivable for investments sold		6,670,764
Receivable for fund shares sold		26,742
Dividends receivable		2,157,369
Distributions receivable from Fidelity Central Funds		8,066
Other receivables		125
Total assets		637,097,943

Liabilities
Payable for investments purchased	$ 9,309,243
Payable for fund shares redeemed	11,374
Other payables and accrued expenses	14,768
Collateral on securities loaned, at value	4,874,389
Total liabilities		14,209,774

Net Assets		$ 622,888,169
Net Assets consist of:
Paid in capital		$ 531,998,809
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		90,889,360
Net Assets, for 4,961,918 shares outstanding		$ 622,888,169
Net Asset Value, offering price and redemption price per share ($622,888,169 ÷ 4,961,918 shares)		$ 125.53

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Staples Central Fund
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Dividends		$ 12,852,015
Income from Fidelity Central Funds (including $64,556 from security lending)		86,849
Total income		12,938,864

Expenses
Custodian fees and expenses	$ 58,711
Independent directors' compensation	2,789
Miscellaneous	16
Total expenses before reductions	61,516
Expense reductions	(2,803)	58,713
Net investment income (loss)		12,880,151
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,722,507
Foreign currency transactions	(19,091)
Total net realized gain (loss)		29,703,416
Change in net unrealized appreciation (depreciation) on: Investment securities	19,340,953
Assets and liabilities in foreign currencies	10,236
Total change in net unrealized appreciation (depreciation)		19,351,189
Net gain (loss)		49,054,605
Net increase (decrease) in net assets resulting from operations		$ 61,934,756

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,880,151	$ 13,030,376
Net realized gain (loss)	29,703,416	(39,200,183)
Change in net unrealized appreciation (depreciation)	19,351,189	32,732,584
Net increase (decrease) in net assets resulting from operations	61,934,756	6,562,777
Distributions to partners from net investment income	(12,775,835)	(12,812,606)
Affiliated share transactions Proceeds from sales of shares*	183,361,536	37,478,592
Reinvestment of distributions	12,775,517	12,812,393
Cost of shares redeemed	(142,758,604)	(58,992,837)
Net increase (decrease) in net assets resulting from share transactions	53,378,449	(8,701,852)
Total increase (decrease) in net assets	102,537,370	(14,951,681)

Net Assets
Beginning of period	520,350,799	535,302,480
End of period	$ 622,888,169	$ 520,350,799
Other Affiliated Information Shares
Sold	1,542,302	363,385
Issued in reinvestment of distributions	107,212	130,527
Redeemed	(1,246,099)	(591,147)
Net increase (decrease)	403,415	(97,235)

* Amount includes in-kind contributions for the year ended September 30, 2010. See Note 6 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 114.15	$ 114.98	$ 126.15	$ 104.59	$ 100.00
Income from Investment Operations
Net investment income (loss) C	3.08	2.72	2.77	2.43	.39
Net realized and unrealized gain (loss)	11.26	(.86)	(11.21)	21.58	4.58
Total from investment operations	14.34	1.86	(8.44)	24.01	4.97
Distributions to partners from net investment income	(2.96)	(2.69)	(2.73)	(2.45)	(.38)
Net asset value, end of period	$ 125.53	$ 114.15	$ 114.98	$ 126.15	$ 104.59
Total Return A,B	12.73%	2.03%	(6.82)%	23.21%	4.97%
Ratios to Average Net Assets D,H
Expenses before reductions	.01%	.02%	.01%	.01%	-% F
Expenses net of fee waivers, if any	.01%	.01%	.01%	.01%	-% F
Expenses net of all reductions	.01%	.01%	.01%	.01%	-% F
Net investment income (loss)	2.59%	2.77%	2.23%	2.14%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 622,888	$ 520,351	$ 535,302	$ 583,658	$ 569,589
Portfolio turnover rate E	61% I	91%	59%	93%	10% I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Energy Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Fidelity Energy Central Fund	1.49%	0.94%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Energy Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Energy Central Fund

Management's Discussion of Fund Performance

Market Recap: Despite heightened volatility, major U.S. stock markets recorded double-digit gains for the year ending September 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks trended upward during the first half of the period amid indications the Great Recession was over. By April, however, lingering high unemployment and heightened concern about the European debt dilemma sent equities falling. Markets regrouped in July, boosted by strong second-quarter earnings, but see-sawed thereafter on mixed economic data. The 12-month period ended with a September surprise, as the large-cap proxy S&P 500® Index rose 8.92%, the largest gain in that month since 1939. For the full 12 months, the S&P 500® rose 10.16%, while the blue-chip-laden Dow Jones Industrial AverageSM added 14.12% and the technology-heavy Nasdaq Composite® Index gained 12.61%. Among market segments, seven of the 10 sectors in the S&P 500 outperformed the broad-market index, while only one group - financials - posted a loss. Stocks of mid- and small-sized companies also did well, with the Russell Midcap® Index gaining 17.54% and Russell 2000® Index adding 13.35%. Looking abroad, debt problems in several European countries held back the gains in developed markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index rising only 3.36%.

Comments from John Dowd, Portfolio Manager of Fidelity® Energy Central Fund: For the 12-month period, the fund returned 1.49%, trailing the S&P 500 and the 4.80% gain of the MSCI U.S. IM Energy 25/50 Index, which was adopted in January 2010 as a better representation of the fund's investment universe. Versus the MSCI index, poor stock selection in the oil/gas exploration and production (E&P) group accounted for most of the underperformance, as new natural gas production methods increased supplies, squeezed prices and hurt natural gas and related stocks. Specifically, the fund was hurt by overweighting natural gas firms Southwestern Energy and Petrohawk Energy. An outsized stake in oil/gas drilling also detracted, given widespread uncertainty about the deepwater drilling moratorium that followed April's disastrous oil spill in the Gulf of Mexico. Underweighting integrated oil and gas names ConocoPhillips and Chevron hurt, as both companies saw their stock prices rise during the period. ConocoPhillips was sold from the fund by period end. Conversely, positioning in the coal and consumable fuels group helped - led by an overweighted stake in Massey Energy - as did a significant underweighting in benchmark goliath Exxon Mobil, whose shares declined on concerns related to its June 2010 purchase of natural gas firm XTO Energy.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Energy Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	18.6	0.0
Chevron Corp.	10.6	0.0
Schlumberger Ltd.	6.2	7.1
Marathon Oil Corp.	4.7	4.3
Halliburton Co.	4.5	1.7
Occidental Petroleum Corp.	4.0	5.4
Apache Corp.	3.5	1.7
Southwestern Energy Co.	3.0	4.6
National Oilwell Varco, Inc.	2.9	3.0
Transocean, Inc.	2.6	3.1
	60.6
Top Industries (% of fund's net assets)
As of September 30, 2010
Oil, Gas & Consumable Fuels 67.1%
Energy Equipment & Services 29.0%
Semiconductors & Semiconductor Equipment 1.7%
Construction & Engineering 1.4%
Metals & Mining 0.2%
All Others* 0.6%

As of March 31, 2010
Oil, Gas & Consumable Fuels 57.7%
Energy Equipment & Services 36.5%
Electrical Equipment 1.8%
Construction & Engineering 1.1%
Gas Utilities 0.6%
All Others* 2.3%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Energy Central Fund

Investments September 30, 2010

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSTRUCTION & ENGINEERING - 1.4%
Construction & Engineering - 1.4%
Jacobs Engineering Group, Inc. (a)	85,656	$ 3,314,887
KBR, Inc.	216,164	5,326,281
		8,641,168
ENERGY EQUIPMENT & SERVICES - 29.0%
Oil & Gas Drilling - 7.8%
Ensco International Ltd. ADR	190,349	8,514,311
Helmerich & Payne, Inc.	87,098	3,523,985
Hercules Offshore, Inc. (a)	155,393	411,791
Nabors Industries Ltd. (a)	220,784	3,987,359
Noble Corp.	402,157	13,588,885
Northern Offshore Ltd. (a)	455,110	1,075,965
Transocean, Inc. (a)	255,019	16,395,172
Tuscany International Drilling, Inc. (a)(d)	516,000	642,022
		48,139,490
Oil & Gas Equipment & Services - 21.2%
Baker Hughes, Inc.	263,196	11,212,150
Cameron International Corp. (a)	111,300	4,781,448
Complete Production Services, Inc. (a)	51,746	1,058,206
Core Laboratories NV	31,000	2,729,240
Dresser-Rand Group, Inc. (a)	36,500	1,346,485
Halliburton Co.	836,112	27,650,224
National Oilwell Varco, Inc.	397,695	17,685,497
Oceaneering International, Inc. (a)	163,435	8,802,609
Oil States International, Inc. (a)	24,000	1,117,200
Schlumberger Ltd.	614,506	37,859,715
Superior Energy Services, Inc. (a)	114,286	3,050,293
TSC Offshore Group Ltd. (a)	1,562,000	221,446
Weatherford International Ltd. (a)	656,949	11,233,828
Willbros Group, Inc. (a)	176,997	1,623,062
		130,371,403
TOTAL ENERGY EQUIPMENT & SERVICES		178,510,893
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
China Gas Holdings Ltd.	916,876	492,766
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Walter Energy, Inc.	19,300	1,568,897
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 67.1%
Coal & Consumable Fuels - 5.7%
Alpha Natural Resources, Inc. (a)	327,291	$ 13,468,025
CONSOL Energy, Inc.	186,183	6,881,324
International Coal Group, Inc. (a)	160,178	852,147
Massey Energy Co.	444,364	13,784,171
		34,985,667
Integrated Oil & Gas - 38.3%
Chevron Corp.	809,535	65,612,812
Exxon Mobil Corp.	1,853,400	114,521,585
Marathon Oil Corp.	871,088	28,833,013
Murphy Oil Corp.	41,200	2,551,104
Occidental Petroleum Corp.	312,678	24,482,687
		236,001,201
Oil & Gas Exploration & Production - 16.7%
Anadarko Petroleum Corp.	234,261	13,364,590
Apache Corp.	221,112	21,615,909
Cimarex Energy Co.	147,660	9,772,139
EXCO Resources, Inc.	287,983	4,282,307
Newfield Exploration Co. (a)	172,926	9,932,869
Niko Resources Ltd.	15,000	1,476,452
Painted Pony Petroleum Ltd. Class A (a)	102,500	587,849
Petrobank Energy & Resources Ltd. (a)	22,300	906,957
Petrohawk Energy Corp. (a)	239,140	3,859,720
Southwestern Energy Co. (a)	559,300	18,702,992
Talisman Energy, Inc.	158,700	2,776,768
Whiting Petroleum Corp. (a)	158,682	15,155,718
		102,434,270
Oil & Gas Refining & Marketing - 6.4%
CVR Energy, Inc. (a)	37,200	306,900
Frontier Oil Corp.	450,020	6,030,268
Holly Corp.	222,368	6,393,080
Petroplus Holdings AG	64,280	779,905
Sunoco, Inc.	321,407	11,731,356
Tesoro Corp.	159,000	2,124,240
Valero Energy Corp.	512,900	8,980,879
Western Refining, Inc. (a)(c)	179,100	938,484
World Fuel Services Corp.	87,000	2,262,870
		39,547,982
TOTAL OIL, GAS & CONSUMABLE FUELS		412,969,120
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
Semiconductor Equipment - 0.2%
centrotherm photovoltaics AG (a)	23,747	$ 998,820
Semiconductors - 1.5%
First Solar, Inc. (a)(c)	49,577	7,305,171
JA Solar Holdings Co. Ltd. ADR (a)	213,416	1,991,171
		9,296,342
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		10,295,162
TOTAL COMMON STOCKS (Cost $626,153,137)		612,478,006
Convertible Bonds - 0.0%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $352,200)	$ 350,000	320,688
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.25% (e)	2,990,555	2,990,555
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(e)	7,203,000	7,203,000
TOTAL MONEY MARKET FUNDS (Cost $10,193,555)		10,193,555
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.24%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $27,000)	27,000	$ 27,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $636,725,892)		623,019,249
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(7,357,586)
NET ASSETS - 100%		$ 615,661,663
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$27,000 due 10/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 5,076
Barclays Capital, Inc.	4,379
Credit Agricole Securities (USA) Inc.	7,454
Deutsche Bank Securities, Inc.	233
J.P. Morgan Securities, Inc.	5,945
Mizuho Securities USA, Inc.	2,795
Morgan Stanley & Co., Inc.	186
RBC Capital Markets Corp.	932
$ 27,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,138
Fidelity Securities Lending Cash Central Fund	121,019
Total	$ 130,157
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 612,478,006	$ 612,478,006	$ -	$ -
Convertible Bonds	320,688	-	320,688	-
Money Market Funds	10,193,555	10,193,555	-	-
Cash Equivalents	27,000	-	27,000	-
Total Investments in Securities:	$ 623,019,249	$ 622,671,561	$ 347,688	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.4%
Switzerland	6.7%
Netherlands Antilles	6.2%
United Kingdom	1.4%
Canada	1.1%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value (including securities loaned of $6,949,800 and repurchase agreements of $27,000) - See accompanying schedule: Unaffiliated issuers (cost $626,532,337)	$ 612,825,694
Fidelity Central Funds (cost $10,193,555)	10,193,555
Total Investments (cost $636,725,892)		$ 623,019,249
Receivable for investments sold		96,904
Receivable for fund shares sold		27,904
Dividends receivable		298,882
Interest receivable		7,620
Distributions receivable from Fidelity Central Funds		3,840
Other receivables		125
Total assets		623,454,524

Liabilities
Payable to custodian bank	$ 823
Payable for investments purchased Regular delivery	525,881
Delayed delivery	45,401
Payable for fund shares redeemed	10,723
Other payables and accrued expenses	7,033
Collateral on securities loaned, at value	7,203,000
Total liabilities		7,792,861

Net Assets		$ 615,661,663
Net Assets consist of:
Paid in capital		$ 629,369,864
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(13,708,201)
Net Assets, for 6,197,109 shares outstanding		$ 615,661,663
Net Asset Value, offering price and redemption price per share ($615,661,663 ÷ 6,197,109 shares)		$ 99.35

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Energy Central Fund
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Dividends		$ 6,524,117
Interest		15,291
Income from Fidelity Central Funds (including $121,019 from security lending)		130,157
Total income		6,669,565

Expenses
Custodian fees and expenses	$ 21,136
Independent directors' compensation	3,000
Interest	348
Miscellaneous	16
Total expenses before reductions	24,500
Expense reductions	(3,000)	21,500
Net investment income (loss)		6,648,065
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	49,316,610
Foreign currency transactions	(69,828)
Total net realized gain (loss)		49,246,782
Change in net unrealized appreciation (depreciation) on: Investment securities	(57,021,933)
Assets and liabilities in foreign currencies	(174)
Total change in net unrealized appreciation (depreciation)		(57,022,107)
Net gain (loss)		(7,775,325)
Net increase (decrease) in net assets resulting from operations		$ (1,127,260)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,648,065	$ 5,619,758
Net realized gain (loss)	49,246,782	(178,533,488)
Change in net unrealized appreciation (depreciation)	(57,022,107)	126,930,970
Net increase (decrease) in net assets resulting from operations	(1,127,260)	(45,982,760)
Distributions to partners from net investment income	(6,522,609)	(5,510,033)
Affiliated share transactions Proceeds from sales of shares*	189,123,473	119,889,603
Reinvestment of distributions	6,522,449	3,332,937
Cost of shares redeemed	(148,271,994)	(64,422,306)
Net increase (decrease) in net assets resulting from share transactions	47,373,928	58,800,234
Total increase (decrease) in net assets	39,724,059	7,307,441

Net Assets
Beginning of period	575,937,604	568,630,163
End of period	$ 615,661,663	$ 575,937,604
Other Affiliated Information Shares
Sold	1,850,840	1,394,966
Issued in reinvestment of distributions	68,693	38,719
Redeemed	(1,532,797)	(770,373)
Net increase (decrease)	386,736	663,312

* Amount includes in-kind contributions for the year ended September 30, 2010. See Note 6 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2010	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 99.12	$ 110.48	$ 140.47	$ 97.16	$ 100.00
Income from Investment Operations
Net investment income (loss) C	1.25	.92	1.18	1.22 G	.29
Net realized and unrealized gain (loss)	.17 H	(11.37)	(29.99)	43.31	(2.85)
Total from investment operations	1.42	(10.45)	(28.81)	44.53	(2.56)
Distributions to partners from net investment income	(1.19)	(.91)	(1.18)	(1.22)	(.28)
Net asset value, end of period	$ 99.35	$ 99.12	$ 110.48	$ 140.47	$ 97.16
Total Return A, B	1.49%	(9.19)%	(20.73)%	46.10%	(2.57)%
Ratios to Average Net Assets D, J
Expenses before reductions	-% F	.01%	.01%	-% F	-% F
Expenses net of fee waivers, if any	-% F	.01%	.01%	-% F	-% F
Expenses net of all reductions	-% F	.01%	.01%	-% F	-% F
Net investment income (loss)	1.26%	1.18%	.80%	1.05% G	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 615,662	$ 575,938	$ 568,630	$ 740,091	$ 616,182
Portfolio turnover rate E	106% K	156%	108%	52%	12% K

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .94%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period July 21, 2006 (commencement of operations) to September 30, 2006.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Financials Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Fidelity Financials Central Fund	-3.34%	-10.98%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Financials Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Financials Central Fund

Management's Discussion of Fund Performance

Market Recap: Despite heightened volatility, major U.S. stock markets recorded double-digit gains for the year ending September 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks trended upward during the first half of the period amid indications the Great Recession was over. By April, however, lingering high unemployment and heightened concern about the European debt dilemma sent equities falling. Markets regrouped in July, boosted by strong second-quarter earnings, but see-sawed thereafter on mixed economic data. The 12-month period ended with a September surprise, as the large-cap proxy S&P 500® Index rose 8.92%, the largest gain in that month since 1939. For the full 12 months, the S&P 500® rose 10.16%, while the blue-chip-laden Dow Jones Industrial AverageSM added 14.12% and the technology-heavy Nasdaq Composite® Index gained 12.61%. Among market segments, seven of the 10 sectors in the S&P 500 outperformed the broad-market index, while only one group - financials - posted a loss. Stocks of mid- and small-sized companies also did well, with the Russell Midcap® Index gaining 17.54% and Russell 2000® Index adding 13.35%. Looking abroad, debt problems in several European countries held back the gains in developed markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index rising only 3.36%.

Comments from Benjamin Hesse, Portfolio Manager of Fidelity® Financials Central Fund: For the year, the fund returned -3.34%, lagging both the 0.61% advance of the MSCI U.S. IM Financials 25/50 Index - which was adopted in January 2010 as a better representation of the fund's investment universe - and the S&P 500. Industry allocations hampered performance versus the MSCI index, more than offsetting strong stock selection. Among the biggest detractors were the investment banking/brokerage, property/casualty insurance and specialized real estate investment trusts (REITs) segments. Disappointing holdings included Gleacher, a small-cap investment bank that reported weaker-than-expected earnings due to a slowdown in fixed-income trading. National Bank of Greece, which was not in the MSCI index, plunged when investors thought the European Central Bank was not acting quickly enough to address the country's debt problems. I significantly reduced the position. Southeast regional bank Synovus Financial was another meaningful detractor. Conversely, favorable positioning in other diversified financial services and specialized finance boosted performance, as did an out-of-benchmark stake in publishing. Stock selection in regional banks added value, but my decision to move to a large overweighting went unrewarded. The top individual contributor was financial services giant Citigroup, a result of timely ownership. Moody's, a credit-rating agency, also aided results.

The views expressed above reflect those of the portfolio manager only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Financials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Visa, Inc. Class A	5.5	0.0
Synovus Financial Corp.	5.3	0.3
Zions Bancorporation	5.1	0.0
Regions Financial Corp.	5.1	4.7
Morgan Stanley	5.0	5.0
SunTrust Banks, Inc.	5.0	4.5
Citigroup, Inc.	4.9	3.3
Marshall & Ilsley Corp.	4.3	0.0
JPMorgan Chase & Co.	4.3	5.0
Comerica, Inc.	4.2	1.0
	48.7
Top Industries (% of fund's net assets)
As of September 30, 2010
Commercial Banks 48.0%
Capital Markets 17.3%
Diversified Financial Services 15.0%
IT Services 11.7%
Insurance 3.7%
All Others* 4.3%

As of March 31, 2010
Commercial Banks 29.5%
Capital Markets 27.4%
Diversified Financial Services 14.8%
Insurance 9.1%
IT Services 6.9%
All Others* 12.3%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Financials Central Fund

Investments September 30, 2010

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CAPITAL MARKETS - 17.3%
Asset Management & Custody Banks - 3.3%
AllianceBernstein Holding LP	232,627	$ 6,143,679
EFG International	1,092,994	12,627,087
Janus Capital Group, Inc.	264,181	2,892,782
Legg Mason, Inc.	312,367	9,467,844
Northern Trust Corp.	39,681	1,914,211
U.S. Global Investments, Inc. Class A	207,800	1,313,296
		34,358,899
Investment Banking & Brokerage - 14.0%
E*TRADE Financial Corp. (a)	1,603,658	23,317,187
Evercore Partners, Inc. Class A	286,041	8,183,633
GFI Group, Inc.	2,192,624	10,173,775
Gleacher & Co., Inc. (a)	1,534,185	2,470,038
Goldman Sachs Group, Inc.	129,643	18,743,785
Jefferies Group, Inc. (c)	787,687	17,872,618
MF Global Holdings Ltd. (a)	1,750,945	12,606,804
Morgan Stanley	2,134,688	52,684,100
		146,051,940
TOTAL CAPITAL MARKETS		180,410,839
COMMERCIAL BANKS - 48.0%
Diversified Banks - 7.3%
Banco do Estado do Rio Grande do Sul SA	44,100	439,268
Banco Pine SA	9,500	76,453
Comerica, Inc.	1,175,719	43,677,961
KB Financial Group, Inc. ADR	22,011	943,612
National Bank of Greece SA sponsored ADR (a)(c)	415,660	943,548
U.S. Bancorp, Delaware	462,200	9,992,764
Wells Fargo & Co.	792,471	19,914,796
		75,988,402
Regional Banks - 40.7%
Banco Daycoval SA (PN)	413,600	2,720,458
Bancorp New Jersey, Inc.	19,686	210,246
BancTrust Financial Group, Inc. (a)(c)	201,250	615,825
Bar Harbor Bankshares	6,800	188,360
BB&T Corp.	325,700	7,842,856
Bridge Capital Holdings (a)	34,922	305,568
Cathay General Bancorp	41,200	489,868
Chicopee Bancorp, Inc. (a)	12,770	144,173
CIT Group, Inc. (a)	774,900	31,631,418
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Citizens Banking Corp., Michigan (a)	8,239,016	$ 7,424,177
City National Corp.	324,601	17,226,575
CoBiz, Inc. (c)	1,714,030	9,530,007
Evans Bancorp, Inc.	13,872	182,417
Fifth Third Bancorp	539,400	6,488,982
First Horizon National Corp.	1,405,991	16,042,357
First Interstate Bancsystem, Inc.	308,407	4,151,158
Glacier Bancorp, Inc.	833,794	12,173,392
Huntington Bancshares, Inc.	697,300	3,953,691
Landmark Bancorp, Inc.	6,821	103,202
Marshall & Ilsley Corp.	6,387,849	44,970,457
MidWestOne Financial Group, Inc.	26,828	393,298
Monroe Bancorp	26,000	126,100
Nara Bancorp, Inc. (a)	276,161	1,949,697
Oriental Financial Group, Inc.	262,182	3,487,021
PNC Financial Services Group, Inc.	178,306	9,255,864
Regions Financial Corp.	7,321,418	53,226,709
Savannah Bancorp, Inc.	215,763	1,997,965
Southwest Bancorp, Inc., Oklahoma	52,100	675,737
Sun Bancorp, Inc., New Jersey (a)	172,132	877,873
SunTrust Banks, Inc.	2,014,636	52,038,048
Susquehanna Bancshares, Inc., Pennsylvania	1,208,855	10,202,736
SVB Financial Group (a)	197,532	8,359,554
Synovus Financial Corp. (c)	22,457,469	55,245,374
Umpqua Holdings Corp.	625,241	7,090,233
United Security Bancshares, California (c)	33,906	154,272
Washington Trust Bancorp, Inc.	21,200	405,344
West Bancorp., Inc. (a)	37,000	233,100
Western Alliance Bancorp. (a)	162,777	1,090,606
Zions Bancorporation (c)	2,492,801	53,246,229
		426,450,947
TOTAL COMMERCIAL BANKS		502,439,349
CONSUMER FINANCE - 1.7%
Consumer Finance - 1.7%
Capital One Financial Corp.	22,100	874,055
SLM Corp. (a)	1,492,328	17,236,388
		18,110,443
Common Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 15.0%
Other Diversified Financial Services - 11.2%
Banco ABC Brasil SA	589,000	$ 5,599,091
Bank of America Corp.	1,182,372	15,500,897
Citigroup, Inc. (a)	13,303,109	51,882,125
JPMorgan Chase & Co.	1,171,415	44,595,769
		117,577,882
Specialized Finance - 3.8%
Infrastructure Development Finance Co. Ltd.	1,840,591	8,372,893
JSE Ltd.	6,500	68,588
Moody's Corp. (c)	1,235,103	30,852,873
		39,294,354
TOTAL DIVERSIFIED FINANCIAL SERVICES		156,872,236
INSURANCE - 3.2%
Life & Health Insurance - 1.0%
MetLife, Inc.	269,595	10,365,928
Multi-Line Insurance - 2.1%
Genworth Financial, Inc. Class A (a)	1,130,100	13,809,822
Hartford Financial Services Group, Inc.	354,838	8,143,532
		21,953,354
Property & Casualty Insurance - 0.1%
United Fire & Casualty Co.	39,137	830,096
TOTAL INSURANCE		33,149,378
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
China Finance Online Co. Ltd. ADR (a)	1,172,661	8,325,893
IT SERVICES - 11.7%
Data Processing & Outsourced Services - 11.7%
Alliance Data Systems Corp. (a)	626,500	40,885,390
CoreLogic, Inc. (a)	772,482	14,800,755
MoneyGram International, Inc. (a)	3,588,356	8,755,589
Visa, Inc. Class A	779,195	57,863,025
		122,304,759
MEDIA - 0.0%
Advertising - 0.0%
SearchMedia Holdings Ltd. (a)	26,722	69,477
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	37,426	$ 1,185,656
THRIFTS & MORTGAGE FINANCE - 0.4%
Thrifts & Mortgage Finance - 0.4%
BofI Holding, Inc. (a)(c)	102,930	1,221,779
Cheviot Financial Corp.	151,151	1,345,244
Mayflower Bancorp, Inc.	26,602	256,177
Meridian Interstate Bancorp, Inc. (a)	634	6,682
Ocean Shore Holding Co.	121,604	1,299,947
Osage Bancshares, Inc.	49,931	349,517
Washington Mutual, Inc. (a)	276,828	52,874
		4,532,220
TOTAL COMMON STOCKS (Cost $1,080,591,163)		1,027,400,250
Convertible Preferred Stocks - 0.5%

INSURANCE - 0.5%
Multi-Line Insurance - 0.5%
American International Group, Inc. Series A, 8.50%	619,764	5,323,773
THRIFTS & MORTGAGE FINANCE - 0.0%
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 8.75% (a)	225,600	92,496
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,467,082)		5,416,269
Money Market Funds - 13.1%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (d)	31,024,598	$ 31,024,598
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d)	105,743,315	105,743,315
TOTAL MONEY MARKET FUNDS (Cost $136,767,913)		136,767,913
TOTAL INVESTMENT PORTFOLIO - 111.8% (Cost $1,222,826,158)		1,169,584,432
NET OTHER ASSETS (LIABILITIES) - (11.8)%		(123,155,425)
NET ASSETS - 100%		$ 1,046,429,007
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,031
Fidelity Securities Lending Cash Central Fund	210,911
Total	$ 243,942
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
1st Pacific Bancorp	$ -	$ 234,796	$ 3,332	$ -	$ -
Total	$ -	$ 234,796	$ 3,332	$ -	$ -
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,027,400,250	$ 1,027,400,250	$ -	$ -
Convertible Preferred Stocks	5,416,269	92,496	5,323,773	-
Money Market Funds	136,767,913	136,767,913	-	-
Total Investments in Securities:	$ 1,169,584,432	$ 1,164,260,659	$ 5,323,773	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value (including securities loaned of $99,777,097) - See accompanying schedule: Unaffiliated issuers (cost $1,086,058,245)	$ 1,032,816,519
Fidelity Central Funds (cost $136,767,913)	136,767,913
Total Investments (cost $1,222,826,158)		$ 1,169,584,432
Receivable for investments sold		68,078,937
Receivable for fund shares sold		149,022
Dividends receivable		577,298
Distributions receivable from Fidelity Central Funds		17,379
Other receivables		125
Total assets		1,238,407,193

Liabilities
Payable for investments purchased	$ 86,183,765
Payable for fund shares redeemed	19,606
Other payables and accrued expenses	31,500
Collateral on securities loaned, at value	105,743,315
Total liabilities		191,978,186

Net Assets		$ 1,046,429,007
Net Assets consist of:
Paid in capital		$ 1,099,679,590
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(53,250,583)
Net Assets, for 18,781,363 shares outstanding		$ 1,046,429,007
Net Asset Value, offering price and redemption price per share ($1,046,429,007 ÷ 18,781,363 shares)		$ 55.72

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Dividends		$ 7,434,799
Interest		126
Income from Fidelity Central Funds (including $210,911 from security lending)		243,942
Total income		7,678,867

Expenses
Custodian fees and expenses	$ 67,831
Independent directors' compensation	4,386
Interest	1,171
Miscellaneous	16
Total expenses before reductions	73,404
Expense reductions	(4,386)	69,018
Net investment income (loss)		7,609,849
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	108,062,562
Capital gain distribution from Fidelity Central Fund	1,176
Other affiliated issuers	(231,464)
Investment not meeting investment restrictions	32,382
Payment from investment advisor for loss on investment not meeting investment restriction	110
Foreign currency transactions	77,537
Total net realized gain (loss)		107,942,303
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $16,821)	(155,570,257)
Assets and liabilities in foreign currencies	1,400
Total change in net unrealized appreciation (depreciation)		(155,568,857)
Net gain (loss)		(47,626,554)
Net increase (decrease) in net assets resulting from operations		$ (40,016,705)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Financials Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,609,849	$ 17,778,497
Net realized gain (loss)	107,942,303	(285,393,886)
Change in net unrealized appreciation (depreciation)	(155,568,857)	183,485,181
Net increase (decrease) in net assets resulting from operations	(40,016,705)	(84,130,208)
Distributions to partners from net investment income	(7,446,018)	(16,689,131)
Affiliated share transactions Proceeds from sales of shares*	454,823,652	90,963,476
Reinvestment of distributions	7,445,881	16,688,937
Cost of shares redeemed	(140,421,227)	(63,896,558)
Net increase (decrease) in net assets resulting from share transactions	321,848,306	43,755,855
Total increase (decrease) in net assets	274,385,583	(57,063,484)

Net Assets
Beginning of period	772,043,424	829,106,908
End of period	$ 1,046,429,007	$ 772,043,424
Other Affiliated Information Shares
Sold	7,854,639	1,675,102
Issued in reinvestment of distributions	130,561	381,328
Redeemed	(2,470,928)	(1,377,349)
Net increase (decrease)	5,514,272	679,081

* Amount includes in-kind contributions for the year ended September 30, 2010. See Note 6 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 58.19	$ 65.86	$ 110.86	$ 107.96	$ 100.00
Income from Investment Operations
Net investment income (loss) C	.56	1.34	2.54	2.56	.47
Net realized and unrealized gain (loss)	(2.49)	(7.75)	(44.85)	2.87	7.95
Total from investment operations	(1.93)	(6.41)	(42.31)	5.43	8.42
Distributions to partners from net investment income	(.54)	(1.26)	(2.69)	(2.53)	(.46)
Net asset value, end of period	$ 55.72	$ 58.19	$ 65.86	$ 110.86	$ 107.96
Total Return A,B	(3.34)%	(9.08)%	(38.65)%	5.01%	8.43%
Ratios to Average Net Assets D,H
Expenses before reductions	.01%	.01%	-% F	-% F	-% F
Expenses net of fee waivers, if any	.01%	.01%	-% F	-% F	-% F
Expenses net of all reductions	.01%	.01%	-% F	-% F	-% F
Net investment income (loss)	.96%	2.91%	2.96%	2.25%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,046,429	$ 772,043	$ 829,107	$ 1,324,911	$ 1,531,468
Portfolio turnover rate E	271% I	308%	53%	35%	4% I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Health Care Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Fidelity Health Care Central Fund	12.08%	3.99%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Health Care Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Health Care Central Fund

Management's Discussion of Fund Performance

Market Recap: Despite heightened volatility, major U.S. stock markets recorded double-digit gains for the year ending September 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks trended upward during the first half of the period amid indications the Great Recession was over. By April, however, lingering high unemployment and heightened concern about the European debt dilemma sent equities falling. Markets regrouped in July, boosted by strong second-quarter earnings, but see-sawed thereafter on mixed economic data. The 12-month period ended with a September surprise, as the large-cap proxy S&P 500® Index rose 8.92%, the largest gain in that month since 1939. For the full 12 months, the S&P 500® rose 10.16%, while the blue-chip-laden Dow Jones Industrial AverageSM added 14.12% and the technology-heavy Nasdaq Composite® Index gained 12.61%. Among market segments, seven of the 10 sectors in the S&P 500 outperformed the broad-market index, while only one group - financials - posted a loss. Stocks of mid- and small-sized companies also did well, with the Russell Midcap® Index gaining 17.54% and Russell 2000® Index adding 13.35%. Looking abroad, debt problems in several European countries held back the gains in developed markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index rising only 3.36%.

Comments from Edward Yoon, Portfolio Manager of Fidelity® Health Care Central Fund: The fund advanced 12.08% for the year, outpacing the S&P 500 and the 9.34% return of the MSCI U.S. IM Health Care 25/50 Index, adopted in January 2010 as a better representation of the fund's investment universe. Versus the MSCI index, security selection in biotechnology and health care equipment contributed most to performance. Some good picks within pharmaceuticals also helped, but these gains were offset by an underweighting in the group. An underweighting in managed health care also hurt, as did poor stock picking in drug retail, fertilizers/agricultural chemicals and health care distributors. Contributing stocks included Edwards Lifesciences, which makes heart valves, and Valeant Pharmaceuticals International, a specialty drug company. In the biotech group, results were boosted by an underweighting in Gilead Sciences, a maker of HIV/AIDS drugs, and an overweighting in Incyte, a drug discovery and development firm. An investment in pharmacy benefit manager (PBM) Express Scripts also contributed, as did an underweighting in pharma giant Johnson & Johnson. On the other hand, the fund was hurt by underweighting UnitedHealth Group, a managed care company, and by not owning large-cap drugmaker and index component Bristol-Meyers Squibb. Medco Health Solutions, a PBM, and QIAGEN, an out-of-index maker of tools for genetic analysis, also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Health Care Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Medco Health Solutions, Inc.	6.8	5.3
Merck & Co., Inc.	4.8	4.1
Illumina, Inc.	4.6	3.3
Express Scripts, Inc.	3.9	4.8
Pfizer, Inc.	3.8	5.7
Covidien PLC	3.8	4.9
C. R. Bard, Inc.	3.1	3.1
Valeant Pharmaceuticals International, Inc.	2.7	1.2
Edwards Lifesciences Corp.	2.6	1.8
Biogen Idec, Inc.	2.4	3.0
	38.5
Top Industries (% of fund's net assets)
As of September 30, 2010
Health Care Providers & Services 22.9%
Biotechnology 20.6%
Pharmaceuticals 19.0%
Health Care Equipment & Supplies 18.1%
Life Sciences Tools & Services 10.8%
All Others* 8.6%

As of March 31, 2010
Pharmaceuticals 22.9%
Health Care Providers & Services 21.8%
Health Care Equipment & Supplies 19.2%
Biotechnology 15.8%
Life Sciences Tools & Services 11.2%
All Others* 9.1%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Health Care Central Fund

Investments September 30, 2010

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
BIOTECHNOLOGY - 20.6%
Biotechnology - 20.6%
Acorda Therapeutics, Inc. (a)	141,010	$ 4,656,150
Alexion Pharmaceuticals, Inc. (a)	225,857	14,536,157
Allos Therapeutics, Inc. (a)	213,700	1,008,664
Alnylam Pharmaceuticals, Inc. (a)(c)	81,074	995,589
Amgen, Inc. (a)	240,847	13,273,078
Anadys Pharmaceuticals, Inc. (a)	318,255	738,352
ARIAD Pharmaceuticals, Inc. (a)(c)	1,229,157	4,695,380
ArQule, Inc. (a)	218,700	1,126,305
Biogen Idec, Inc. (a)	304,059	17,063,791
BioMarin Pharmaceutical, Inc. (a)	526,471	11,766,627
Celgene Corp. (a)	86,300	4,971,743
Cephalon, Inc. (a)	60,626	3,785,487
Dynavax Technologies Corp. (a)	593,496	1,086,098
Genzyme Corp. (a)	154,357	10,926,932
Gilead Sciences, Inc. (a)	369,172	13,146,215
Human Genome Sciences, Inc. (a)	118,887	3,541,644
Incyte Corp. (a)	432,199	6,910,862
Ironwood Pharmaceuticals, Inc. Class A	84,600	861,228
Keryx Biopharmaceuticals, Inc. (a)(c)	283,100	1,361,711
Micromet, Inc. (a)(c)	175,461	1,179,098
Neurocrine Biosciences, Inc. (a)	236,100	1,430,766
Protalix BioTherapeutics, Inc. (a)(c)	279,631	2,429,993
Seattle Genetics, Inc. (a)	272,693	4,234,922
Targacept, Inc. (a)	197,100	4,403,214
Theravance, Inc. (a)	143,000	2,874,300
United Therapeutics Corp. (a)	183,000	10,249,830
ZIOPHARM Oncology, Inc. (a)	357,804	1,341,765
		144,595,901
CAPITAL MARKETS - 0.1%
Asset Management & Custody Banks - 0.1%
Safeguard Scientifics, Inc. (a)	59,630	747,164
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)	388,000	1,943,880
Stewart Enterprises, Inc. Class A (c)	296,320	1,597,165
		3,541,045
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 2.2%
Electronic Equipment & Instruments - 2.2%
Agilent Technologies, Inc. (a)	458,264	$ 15,292,270
HEALTH CARE EQUIPMENT & SUPPLIES - 18.1%
Health Care Equipment - 16.4%
American Medical Systems Holdings, Inc. (a)	394,200	7,718,436
ArthroCare Corp. (a)	150,479	4,090,019
C. R. Bard, Inc.	264,611	21,547,274
Covidien PLC	653,335	26,257,534
Edwards Lifesciences Corp. (a)	274,269	18,389,736
Genmark Diagnostics, Inc.	130,001	436,803
HeartWare International, Inc. (a)	42,555	2,926,082
HeartWare International, Inc. CDI (a)	436,385	881,628
Hologic, Inc. (a)	305,500	4,891,055
Masimo Corp.	130,000	3,550,300
Orthofix International NV (a)	114,216	3,588,667
Orthovita, Inc. (a)	1,106,996	2,512,881
William Demant Holding AS (a)	58,832	4,341,662
Wright Medical Group, Inc. (a)	152,768	2,201,387
Zimmer Holdings, Inc. (a)	216,188	11,313,118
		114,646,582
Health Care Supplies - 1.7%
AGA Medical Holdings, Inc.	122,900	1,715,684
Cooper Companies, Inc.	157,206	7,266,061
RTI Biologics, Inc. (a)	1,050,442	2,762,662
		11,744,407
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		126,390,989
HEALTH CARE PROVIDERS & SERVICES - 22.9%
Health Care Distributors & Services - 3.7%
Henry Schein, Inc. (a)	129,000	7,556,820
McKesson Corp.	238,830	14,754,917
Sinopharm Group Co. Ltd. (H Shares)	301,200	1,244,163
United Drug PLC (Ireland)	627,800	2,139,000
		25,694,900
Health Care Facilities - 1.3%
Emeritus Corp. (a)	142,849	2,437,004
Hanger Orthopedic Group, Inc. (a)	225,377	3,276,982
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Facilities - continued
LCA-Vision, Inc. (a)	244,600	$ 1,362,422
Sunrise Senior Living, Inc. (a)(c)	543,330	1,863,622
		8,940,030
Health Care Services - 13.4%
Express Scripts, Inc. (a)	556,324	27,092,979
Fresenius Medical Care AG & Co. KGaA	61,300	3,786,430
HMS Holdings Corp. (a)	43,800	2,581,572
Laboratory Corp. of America Holdings (a)	63,700	4,995,991
LHC Group, Inc. (a)	67,850	1,573,442
Medco Health Solutions, Inc. (a)	914,193	47,592,886
MEDNAX, Inc. (a)	65,000	3,464,500
Team Health Holdings, Inc.	232,275	2,998,670
		94,086,470
Managed Health Care - 4.5%
Aetna, Inc.	260,567	8,236,523
CIGNA Corp.	324,506	11,610,825
Health Net, Inc. (a)	86,019	2,338,857
UnitedHealth Group, Inc.	217,600	7,639,936
WellPoint, Inc. (a)	35,204	1,993,955
		31,820,096
TOTAL HEALTH CARE PROVIDERS & SERVICES		160,541,496
HEALTH CARE TECHNOLOGY - 3.6%
Health Care Technology - 3.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	550,628	10,170,099
Cerner Corp. (a)	156,200	13,119,238
Computer Programs & Systems, Inc.	49,713	2,116,282
		25,405,619
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
WebMD Health Corp. (a)	85,375	4,257,651
LIFE SCIENCES TOOLS & SERVICES - 10.8%
Life Sciences Tools & Services - 10.8%
Bruker BioSciences Corp. (a)	42,000	589,260
Covance, Inc. (a)	296,089	13,854,004
Illumina, Inc. (a)	662,590	32,599,428
Life Technologies Corp. (a)	54,283	2,534,473
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Lonza Group AG	42,664	$ 3,645,623
MDS, Inc. (a)	179,200	1,806,371
PAREXEL International Corp. (a)	297,835	6,888,924
PerkinElmer, Inc.	277,754	6,427,228
QIAGEN NV (a)(c)	399,586	7,088,656
		75,433,967
PERSONAL PRODUCTS - 0.1%
Personal Products - 0.1%
Prestige Brands Holdings, Inc. (a)	44,900	444,061
PHARMACEUTICALS - 19.0%
Pharmaceuticals - 19.0%
Allergan, Inc.	163,327	10,866,145
Ardea Biosciences, Inc. (a)(c)	236,500	5,439,500
Cadence Pharmaceuticals, Inc. (a)(c)	258,809	2,161,055
Cardiome Pharma Corp. (a)	424,000	2,580,063
Johnson & Johnson	44,000	2,726,240
King Pharmaceuticals, Inc. (a)	298,391	2,971,974
Merck & Co., Inc.	911,304	33,545,100
Optimer Pharmaceuticals, Inc. (a)	139,674	1,280,811
Perrigo Co.	107,744	6,919,320
Pfizer, Inc.	1,546,888	26,560,067
Piramal Healthcare Ltd.	264,087	2,959,647
Shire PLC sponsored ADR	193,600	13,025,408
Teva Pharmaceutical Industries Ltd. sponsored ADR	65,011	3,429,330
Valeant Pharmaceuticals International, Inc.	740,999	18,691,542
		133,156,202
TOTAL COMMON STOCKS (Cost $595,996,366)		689,806,365
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.25% (d)	8,772,852	8,772,852
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d)	15,270,083	15,270,083
TOTAL MONEY MARKET FUNDS (Cost $24,042,935)		24,042,935
Cash Equivalents - 0.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.25%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $6,446,000)	$ 6,446,045	$ 6,446,000
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $626,485,301)		720,295,300
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(19,880,863)
NET ASSETS - 100%		$ 700,414,437
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,446,000 due 10/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 3,175,160
Banc of America Securities LLC	1,461,776
Barclays Capital, Inc.	1,809,064
$ 6,446,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,111
Fidelity Securities Lending Cash Central Fund	160,536
Total	$ 180,647
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.0%
Ireland	4.1%
Canada	3.4%
Bailiwick of Jersey	1.8%
Netherlands	1.0%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value (including securities loaned of $14,676,705 and repurchase agreements of $6,446,000) - See accompanying schedule: Unaffiliated issuers (cost $602,442,366)	$ 696,252,365
Fidelity Central Funds (cost $24,042,935)	24,042,935
Total Investments (cost $626,485,301)		$ 720,295,300
Receivable for investments sold		6,981,508
Receivable for fund shares sold		30,587
Dividends receivable		690,086
Distributions receivable from Fidelity Central Funds		25,574
Other receivables		8,944
Total assets		728,031,999

Liabilities
Payable to custodian bank	$ 9,217
Payable for investments purchased	11,764,882
Payable for fund shares redeemed	559,311
Other payables and accrued expenses	14,069
Collateral on securities loaned, at value	15,270,083
Total liabilities		27,617,562

Net Assets		$ 700,414,437
Net Assets consist of:
Paid in capital		$ 606,587,742
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		93,826,695
Net Assets, for 6,236,442 shares outstanding		$ 700,414,437
Net Asset Value, offering price and redemption price per share ($700,414,437 ÷ 6,236,442 shares)		$ 112.31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Health Care Central Fund
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Dividends		$ 4,893,405
Special dividends		966,707
Interest		12,248
Income from Fidelity Central Funds (including $160,536 from security lending)		180,647
Total income		6,053,007

Expenses
Custodian fees and expenses	$ 54,584
Independent directors' compensation	3,477
Interest	1,062
Miscellaneous	16
Total expenses before reductions	59,139
Expense reductions	(3,477)	55,662
Net investment income (loss)		5,997,345
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,083,301
Foreign currency transactions	19,263
Total net realized gain (loss)		43,102,564
Change in net unrealized appreciation (depreciation) on: Investment securities	13,295,803
Assets and liabilities in foreign currencies	16,806
Total change in net unrealized appreciation (depreciation)		13,312,609
Net gain (loss)		56,415,173
Net increase (decrease) in net assets resulting from operations		$ 62,412,518

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,997,345	$ 8,024,072
Net realized gain (loss)	43,102,564	(88,083,287)
Change in net unrealized appreciation (depreciation)	13,312,609	95,154,070
Net increase (decrease) in net assets resulting from operations	62,412,518	15,094,855
Distributions to partners from net investment income	(4,838,109)	(8,013,779)
Affiliated share transactions Proceeds from sales of shares*	193,125,460	60,726,264
Reinvestment of distributions	4,838,009	8,013,689
Cost of shares redeemed	(226,717,349)	(72,400,239)
Net increase (decrease) in net assets resulting from share transactions	(28,753,880)	(3,660,286)
Total increase (decrease) in net assets	28,820,529	3,420,790

Net Assets
Beginning of period	671,593,908	668,173,118
End of period	$ 700,414,437	$ 671,593,908
Other Affiliated Information Shares
Sold	1,735,631	682,954
Issued in reinvestment of distributions	44,794	96,654
Redeemed	(2,193,429)	(838,148)
Net increase (decrease)	(413,004)	(58,540)

* Amount includes in-kind contributions for the year ended September 30, 2010. See Note 6 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 101.00	$ 99.61	$ 119.65	$ 106.16	$ 100.00
Income from Investment Operations
Net investment income (loss) C	1.06 G	1.15	1.13	1.41	.35
Net realized and unrealized gain (loss)	11.10	1.39	(20.05)	13.52	6.15
Total from investment operations	12.16	2.54	(18.92)	14.93	6.50
Distributions to partners from net investment income	(.85)	(1.15)	(1.12)	(1.44)	(.34)
Net asset value, end of period	$ 112.31	$ 101.00	$ 99.61	$ 119.65	$ 106.16
Total Return A, B	12.08%	2.81%	(15.90)%	14.18%	6.50%
Ratios to Average Net Assets D, I
Expenses before reductions	.01%	.01%	.01%	.01%	-% F
Expenses net of fee waivers, if any	.01%	.01%	.01%	.01%	-% F
Expenses net of all reductions	.01%	.01%	.01%	.01%	-% F
Net investment income (loss)	.98% G	1.36%	1.01%	1.26%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 700,414	$ 671,594	$ 668,173	$ 800,102	$ 860,466
Portfolio turnover rate E	104% J	185%	137%	113%	27% J

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a special dividend which amounted to $.17 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Industrials Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Fidelity Industrials Central Fund	23.36%	6.96%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Industrials Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Industrials Central Fund

Management's Discussion of Fund Performance

Market Recap: Despite heightened volatility, major U.S. stock markets recorded double-digit gains for the year ending September 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks trended upward during the first half of the period amid indications the Great Recession was over. By April, however, lingering high unemployment and heightened concern about the European debt dilemma sent equities falling. Markets regrouped in July, boosted by strong second-quarter earnings, but see-sawed thereafter on mixed economic data. The 12-month period ended with a September surprise, as the large-cap proxy S&P 500® Index rose 8.92%, the largest gain in that month since 1939. For the full 12 months, the S&P 500® rose 10.16%, while the blue-chip-laden Dow Jones Industrial AverageSM added 14.12% and the technology-heavy Nasdaq Composite® Index gained 12.61%. Among market segments, seven of the 10 sectors in the S&P 500 outperformed the broad-market index, while only one group - financials - posted a loss. Stocks of mid- and small-sized companies also did well, with the Russell Midcap® Index gaining 17.54% and Russell 2000® Index adding 13.35%. Looking abroad, debt problems in several European countries held back the gains in developed markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index rising only 3.36%.

Comments from Tobias Welo, Portfolio Manager of Fidelity® Industrials Central Fund: The fund rose 23.36% for the year, topping the S&P 500 and the 18.30% return of the MSCI U.S. IM Industrials 25/50 Index, adopted in January 2010 as a better representation of the fund's investment universe. Versus the MSCI index, stock selection in aerospace and defense lifted our results. Positioning in construction and farm machinery/heavy trucks also contributed, as did an underweighting in industrial conglomerates and a rewarding pick in household appliances. Individual winners included truck engine maker Cummins, which saw accelerating order growth that lifted the company's earnings and share price. An out-of-benchmark position in household toolmaker Black & Decker also paid off, as the company was acquired in March on favorable terms. An out-of-index position in industrial machinery firm TriMas and an underweighting in conglomerate General Electric contributed as well. Conversely, security selection in electrical components/equipment detracted modestly, as did underweighting airlines. Stocks that hurt included railroad Burlington Northern Santa Fe - a strong-performing index component we didn't own - Chinese firm SmartHeat, which produces clean technology plate heat exchangers, and a non-index stake in Goodyear Tire & Rubber, the latter of which I sold during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Industrials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	13.0	8.2
United Technologies Corp.	6.4	6.0
Caterpillar, Inc.	4.8	1.0
3M Co.	4.8	4.0
Union Pacific Corp.	4.6	4.3
Ingersoll-Rand Co. Ltd.	3.3	3.6
Danaher Corp.	3.0	3.2
Honeywell International, Inc.	2.7	3.5
Precision Castparts Corp.	2.6	2.0
Textron, Inc.	2.4	1.1
	47.6
Top Industries (% of fund's net assets)
As of September 30, 2010
Machinery 22.5%
Industrial Conglomerates 20.2%
Aerospace & Defense 18.5%
Road & Rail 7.9%
Electrical Equipment 6.7%
All Others* 24.2%

As of March 31, 2010
Machinery 22.9%
Aerospace & Defense 19.8%
Industrial Conglomerates 14.6%
Road & Rail 11.0%
Electrical Equipment 5.7%
All Others* 26.0%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Industrials Central Fund

Investments September 30, 2010

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
AEROSPACE & DEFENSE - 18.5%
Aerospace & Defense - 18.5%
Alliant Techsystems, Inc. (a)	59,711	$ 4,502,209
BE Aerospace, Inc. (a)	177,752	5,387,663
DigitalGlobe, Inc. (a)	162,071	4,926,958
Esterline Technologies Corp. (a)	99,713	5,706,575
Goodrich Corp.	121,642	8,968,665
Honeywell International, Inc.	412,820	18,139,311
Moog, Inc. Class A (a)	79,798	2,833,627
Precision Castparts Corp.	132,634	16,890,940
Raytheon Co.	155,922	7,127,195
TransDigm Group, Inc.	84,506	5,243,597
United Technologies Corp.	589,039	41,957,248
		121,683,988
AIR FREIGHT & LOGISTICS - 1.5%
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	142,472	9,961,642
AUTO COMPONENTS - 0.5%
Auto Parts & Equipment - 0.5%
Modine Manufacturing Co. (a)	116,717	1,513,819
Stoneridge, Inc. (a)	144,387	1,517,507
		3,031,326
AUTOMOBILES - 0.3%
Automobile Manufacturers - 0.3%
Fiat SpA	138,500	2,137,566
BUILDING PRODUCTS - 2.7%
Building Products - 2.7%
A.O. Smith Corp.	68,033	3,938,430
Masco Corp.	649,338	7,149,211
Owens Corning (a)	264,280	6,773,496
		17,861,137
COMMERCIAL SERVICES & SUPPLIES - 4.2%
Diversified Support Services - 0.7%
Iron Mountain, Inc.	202,132	4,515,629
Environmental & Facility Services - 1.1%
Republic Services, Inc.	227,939	6,949,860
Office Services & Supplies - 1.2%
Interface, Inc. Class A	184,613	2,627,043
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - CONTINUED
Office Services & Supplies - continued
Pitney Bowes, Inc.	172,700	$ 3,692,326
Steelcase, Inc. Class A	202,468	1,686,558
		8,005,927
Security & Alarm Services - 1.2%
The Brink's Co.	46,236	1,063,428
The Geo Group, Inc. (a)	284,867	6,651,644
		7,715,072
TOTAL COMMERCIAL SERVICES & SUPPLIES		27,186,488
CONSTRUCTION & ENGINEERING - 4.6%
Construction & Engineering - 4.6%
EMCOR Group, Inc. (a)	87,523	2,152,191
Fluor Corp.	245,029	12,136,286
Foster Wheeler AG (a)	193,101	4,723,250
Jacobs Engineering Group, Inc. (a)	221,839	8,585,169
MYR Group, Inc. (a)	141,430	2,318,038
		29,914,934
ELECTRICAL EQUIPMENT - 6.7%
Electrical Components & Equipment - 6.2%
Acuity Brands, Inc.	75,950	3,360,028
AMETEK, Inc.	118,750	5,672,688
Cooper Industries PLC Class A	125,277	6,129,804
Emerson Electric Co.	251,072	13,221,452
Fushi Copperweld, Inc. (a)	519,309	4,512,795
General Cable Corp. (a)(c)	116,258	3,152,917
Regal-Beloit Corp.	82,898	4,865,284
		40,914,968
Heavy Electrical Equipment - 0.5%
Alstom SA	65,273	3,330,126
TOTAL ELECTRICAL EQUIPMENT		44,245,094
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	101,069	3,372,673
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - 1.2%
Household Appliances - 1.2%
Stanley Black & Decker, Inc.	123,726	$ 7,581,929
INDUSTRIAL CONGLOMERATES - 20.2%
Industrial Conglomerates - 20.2%
3M Co.	365,437	31,687,042
General Electric Co.	5,239,048	85,134,531
Textron, Inc. (c)	779,598	16,028,535
		132,850,108
MACHINERY - 22.5%
Construction & Farm Machinery & Heavy Trucks - 10.7%
Bucyrus International, Inc. Class A	83,093	5,762,500
Caterpillar, Inc.	403,312	31,732,588
Cummins, Inc.	155,398	14,075,951
MAN SE	31,440	3,427,509
PACCAR, Inc.	284,800	13,713,120
Weichai Power Co. Ltd. (H Shares)	173,000	1,828,328
		70,539,996
Industrial Machinery - 11.8%
Actuant Corp. Class A	132,284	3,037,241
Danaher Corp.	494,162	20,067,919
Gardner Denver, Inc.	82,168	4,410,778
Harsco Corp.	107,505	2,642,473
Ingersoll-Rand Co. Ltd.	607,800	21,704,538
Kennametal, Inc.	23,000	711,390
SmartHeat, Inc. (a)(c)	589,839	3,680,595
SPX Corp.	126,000	7,973,280
Timken Co.	163,500	6,271,860
TriMas Corp. (a)	97,109	1,442,069
Weg SA	495,000	5,439,111
		77,381,254
TOTAL MACHINERY		147,921,250
PROFESSIONAL SERVICES - 3.1%
Human Resource & Employment Services - 2.2%
Manpower, Inc.	69,022	3,602,948
Towers Watson & Co.	217,591	10,701,125
		14,304,073
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - 0.9%
Equifax, Inc.	201,260	$ 6,279,312
TOTAL PROFESSIONAL SERVICES		20,583,385
ROAD & RAIL - 7.9%
Railroads - 7.4%
CSX Corp.	146,699	8,115,389
Norfolk Southern Corp.	168,075	10,002,143
Union Pacific Corp.	372,231	30,448,496
		48,566,028
Trucking - 0.5%
Saia, Inc. (a)	212,250	3,168,893
TOTAL ROAD & RAIL		51,734,921
TRADING COMPANIES & DISTRIBUTORS - 4.3%
Trading Companies & Distributors - 4.3%
Finning International, Inc.	71,900	1,671,784
Interline Brands, Inc. (a)	273,449	4,933,020
Mills Estruturas e Servicos de Engenharia SA (a)	531,000	5,270,339
Rush Enterprises, Inc. Class A (a)	863,286	13,242,807
WESCO International, Inc. (a)	79,020	3,104,696
		28,222,646
TRANSPORTATION INFRASTRUCTURE - 0.2%
Highways & Railtracks - 0.2%
Ecorodovias Infraestrutura e Logistica SA (a)	196,300	1,303,915
TOTAL COMMON STOCKS (Cost $603,893,577)		649,593,002
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (d)	6,394,129	$ 6,394,129
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d)	8,694,000	8,694,000
TOTAL MONEY MARKET FUNDS (Cost $15,088,129)		15,088,129
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $618,981,706)		664,681,131
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(7,721,233)
NET ASSETS - 100%		$ 656,959,898
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,319
Fidelity Securities Lending Cash Central Fund	161,719
Total	$ 174,038
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value (including securities loaned of $8,496,960) - See accompanying schedule: Unaffiliated issuers (cost $603,893,577)	$ 649,593,002
Fidelity Central Funds (cost $15,088,129)	15,088,129
Total Investments (cost $618,981,706)		$ 664,681,131
Receivable for investments sold		8,222,518
Receivable for fund shares sold		43,317
Dividends receivable		1,157,143
Distributions receivable from Fidelity Central Funds		3,111
Other receivables		125
Total assets		674,107,345

Liabilities
Payable for investments purchased	$ 8,432,758
Payable for fund shares redeemed	11,106
Other payables and accrued expenses	9,583
Collateral on securities loaned, at value	8,694,000
Total liabilities		17,147,447

Net Assets		$ 656,959,898
Net Assets consist of:
Paid in capital		$ 611,256,402
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,703,496
Net Assets, for 5,312,412 shares outstanding		$ 656,959,898
Net Asset Value, offering price and redemption price per share ($656,959,898 ÷ 5,312,412 shares)		$ 123.67

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Industrials Central Fund
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Dividends		$ 7,877,788
Income from Fidelity Central Funds (including $161,719 from security lending)		174,038
Total income		8,051,826

Expenses
Custodian fees and expenses	$ 41,736
Independent directors' compensation	3,103
Interest	1,376
Miscellaneous	16
Total expenses before reductions	46,231
Expense reductions	(3,103)	43,128
Net investment income (loss)		8,008,698
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	102,466,589
Foreign currency transactions	(244,711)
Total net realized gain (loss)		102,221,878
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,782,086)
Assets and liabilities in foreign currencies	5,699
Total change in net unrealized appreciation (depreciation)		(2,776,387)
Net gain (loss)		99,445,491
Net increase (decrease) in net assets resulting from operations		$ 107,454,189

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,008,698	$ 11,177,595
Net realized gain (loss)	102,221,878	(118,126,271)
Change in net unrealized appreciation (depreciation)	(2,776,387)	93,644,149
Net increase (decrease) in net assets resulting from operations	107,454,189	(13,304,527)
Distributions to partners from net investment income	(7,592,990)	(10,714,058)
Affiliated share transactions Proceeds from sales of shares*	162,568,631	61,710,802
Reinvestment of distributions	7,592,778	10,713,906
Cost of shares redeemed	(214,652,884)	(71,714,045)
Net increase (decrease) in net assets resulting from share transactions	(44,491,475)	710,663
Total increase (decrease) in net assets	55,369,724	(23,307,922)

Net Assets
Beginning of period	601,590,174	624,898,096
End of period	$ 656,959,898	$ 601,590,174
Other Affiliated Information Shares
Sold	1,380,576	703,966
Issued in reinvestment of distributions	66,580	138,013
Redeemed	(2,054,291)	(842,917)
Net increase (decrease)	(607,135)	(938)

* Amount includes in-kind contributions for the year ended September 30, 2010. See Note 6 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 101.63	$ 105.55	$ 135.17	$ 106.63	$ 100.00
Income from Investment Operations
Net investment income (loss) C	1.67	1.76	1.98	1.84	.42
Net realized and unrealized gain (loss)	21.93	(3.98)	(29.63)	28.51	6.62
Total from investment operations	23.60	(2.22)	(27.65)	30.35	7.04
Distributions to partners from net investment income	(1.56)	(1.70)	(1.97)	(1.81)	(.41)
Net asset value, end of period	$ 123.67	$ 101.63	$ 105.55	$ 135.17	$ 106.63
Total Return A,B	23.36%	(1.60)%	(20.68)%	28.69%	7.04%
Ratios to Average Net Assets D,H
Expenses before reductions	.01%	-% F	.01%	-% F	-% F
Expenses net of fee waivers, if any	.01%	-% F	-% F	-% F	-% F
Expenses net of all reductions	.01%	-% F	-% F	-% F	-% F
Net investment income (loss)	1.46%	2.19%	1.57%	1.53%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 656,960	$ 601,590	$ 624,898	$ 819,035	$ 751,701
Portfolio turnover rate E	105% I	146%	109%	92%	7% I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Information Technology Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Fidelity Information Technology Central Fund	25.16%	11.37%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Information Technology Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Information Technology Central Fund

Management's Discussion of Fund Performance

Market Recap: Despite heightened volatility, major U.S. stock markets recorded double-digit gains for the year ending September 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks trended upward during the first half of the period amid indications the Great Recession was over. By April, however, lingering high unemployment and heightened concern about the European debt dilemma sent equities falling. Markets regrouped in July, boosted by strong second-quarter earnings, but see-sawed thereafter on mixed economic data. The 12-month period ended with a September surprise, as the large-cap proxy S&P 500® Index rose 8.92%, the largest gain in that month since 1939. For the full 12 months, the S&P 500® rose 10.16%, while the blue-chip-laden Dow Jones Industrial AverageSM added 14.12% and the technology-heavy Nasdaq Composite® Index gained 12.61%. Among market segments, seven of the 10 sectors in the S&P 500 outperformed the broad-market index, while only one group - financials - posted a loss. Stocks of mid- and small-sized companies also did well, with the Russell Midcap® Index gaining 17.54% and Russell 2000® Index adding 13.35%. Looking abroad, debt problems in several European countries held back the gains in developed markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index rising only 3.36%.

Comments from Charlie Chai, Portfolio Manager of Fidelity® Information Technology Central Fund: During the past year, the fund returned 25.16%, beating the S&P 500 and the 12.08% return of the MSCI U.S. IM Information Technology 25/50 Index, which was adopted in January 2010 as a better representation of the fund's investment universe. Versus the MSCI index, stock selection and a large overweighting in application software boosted performance, as did stock picking in several other areas, led by computer hardware, communications equipment and Internet software/services. The top individual contributor was Salesforce.com, which supplies Web-based customer relationship management (CRM) software and benefited from exciting new products and marketing initiatives. Also aiding our results were computer/consumer electronics maker Apple, an out-of-index position in Taiwanese smart phone provider HTC and an underweighting in computer chip maker Intel. Conversely, overweighting semiconductor equipment detracted, as did underweighting the strong-performing IT consulting/other services group and weak picks in electronic components. At the stock level, underweighting enterprise software provider Oracle hurt, given the stock's robust gain. Overweighting Micron Technology - a manufacturer of DRAM memory for personal computers - and solar products company SunPower also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Information Technology Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	15.0	10.8
Google, Inc. Class A	7.5	4.9
QUALCOMM, Inc.	4.4	1.1
Salesforce.com, Inc.	2.3	1.7
Motorola, Inc.	1.8	0.2
Akamai Technologies, Inc.	1.7	0.6
Trimble Navigation Ltd.	1.7	1.5
Visa, Inc. Class A	1.6	0.8
Corning, Inc.	1.4	0.8
BMC Software, Inc.	1.3	1.8
	38.7
Top Industries (% of fund's net assets)
As of September 30, 2010
Computers & Peripherals 20.8%
Software 18.4%
Semiconductors & Semiconductor Equipment 15.2%
Internet Software & Services 14.4%
Communications Equipment 13.5%
All Others* 17.7%

As of March 31, 2010
Software 29.4%
Computers & Peripherals 18.3%
Semiconductors & Semiconductor Equipment 18.3%
Internet Software & Services 10.6%
Communications Equipment 8.5%
All Others* 14.9%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Information Technology Central Fund

Investments September 30, 2010

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
BYD Co. Ltd. (H Shares)	103,000	$ 827,690
Tesla Motors, Inc. (a)(c)	49,600	1,004,896
		1,832,586
BUILDING PRODUCTS - 0.1%
Building Products - 0.1%
Asahi Glass Co. Ltd.	48,000	489,565
CHEMICALS - 0.2%
Commodity Chemicals - 0.1%
STR Holdings, Inc. (c)	67,304	1,449,728
Diversified Chemicals - 0.1%
DC Chemical Co. Ltd.	1,897	588,108
Specialty Chemicals - 0.0%
Shin-Etsu Chemical Co., Ltd.	200	9,760
Wacker Chemie AG	700	129,175
		138,935
TOTAL CHEMICALS		2,176,771
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
EnerNOC, Inc. (a)	500	15,705
COMMUNICATIONS EQUIPMENT - 13.5%
Communications Equipment - 13.5%
Acme Packet, Inc. (a)	202,234	7,672,758
Adtran, Inc.	75,200	2,654,560
Alcatel-Lucent SA sponsored ADR (a)	155,468	525,482
Aruba Networks, Inc. (a)	16,770	357,872
Brocade Communications Systems, Inc. (a)	144,900	846,216
Ciena Corp. (a)	8,300	129,231
Cisco Systems, Inc. (a)	115,980	2,539,962
CommScope, Inc. (a)	86,500	2,053,510
DG FastChannel, Inc. (a)	81,150	1,765,013
Emulex Corp. (a)	37,900	395,676
F5 Networks, Inc. (a)	80,671	8,374,457
Finisar Corp. (a)(c)	6,026	113,229
HTC Corp.	444,000	10,089,615
Infinera Corp. (a)	129,172	1,507,437
Juniper Networks, Inc. (a)	126,705	3,845,497
Common Stocks - continued
	Shares	Value
COMMUNICATIONS EQUIPMENT - CONTINUED
Communications Equipment - continued
Motorola, Inc. (a)	2,159,640	$ 18,421,729
Netronix, Inc.	118,170	314,363
Polycom, Inc. (a)	109,120	2,976,794
QUALCOMM, Inc.	987,966	44,577,026
Research In Motion Ltd. (a)	11,000	535,590
Riverbed Technology, Inc. (a)	176,961	8,065,882
Sandvine Corp. (a)	1,051,100	1,874,141
Sandvine Corp. (U.K.) (a)	1,234,400	2,231,819
ShoreTel, Inc. (a)	93,200	462,272
Sonus Networks, Inc. (a)	3,367	11,886
Tekelec (a)	37,300	483,408
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (c)	793,050	8,699,759
ZTE Corp. (H Shares)	847,600	3,375,543
		134,900,727
COMPUTERS & PERIPHERALS - 20.8%
Computer Hardware - 15.3%
Apple, Inc. (a)	529,823	150,337,270
Dell, Inc. (a)	200	2,592
Hewlett-Packard Co.	2,586	108,793
Lenovo Group Ltd.	858,000	529,684
Stratasys, Inc. (a)(c)	78,600	2,178,792
Toshiba Corp. (a)	88,000	425,595
		153,582,726
Computer Storage & Peripherals - 5.5%
China Digital TV Holding Co. Ltd. ADR (a)	2,800	18,956
Electronics for Imaging, Inc. (a)	112,143	1,359,173
EMC Corp. (a)	609,759	12,384,205
Imagination Technologies Group PLC (a)	527,209	3,158,827
Isilon Systems, Inc. (a)	192,026	4,278,339
NetApp, Inc. (a)	158,234	7,878,471
Quanta Storage, Inc.	328,250	408,208
SanDisk Corp. (a)	211,071	7,735,752
Seagate Technology (a)	610,708	7,194,140
Smart Technologies, Inc. Class A (a)	115,000	1,554,945
Synaptics, Inc. (a)	75,622	2,128,003
Western Digital Corp. (a)	258,924	7,350,852
		55,449,871
TOTAL COMPUTERS & PERIPHERALS		209,032,597
Common Stocks - continued
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	200	$ 19,516
Specialized Consumer Services - 0.1%
Coinstar, Inc. (a)	26,200	1,126,338
TOTAL DIVERSIFIED CONSUMER SERVICES		1,145,854
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Specialized Finance - 0.2%
CME Group, Inc.	7,557	1,968,221
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.1%
A123 Systems, Inc. (c)	5,100	45,747
Acuity Brands, Inc.	2,398	106,088
American Superconductor Corp. (a)(c)	31,700	985,870
		1,137,705
Heavy Electrical Equipment - 0.1%
China High Speed Transmission Equipment Group Co. Ltd.	453,000	983,183
TOTAL ELECTRICAL EQUIPMENT		2,120,888
ELECTRONIC EQUIPMENT & COMPONENTS - 7.0%
Electronic Components - 2.9%
Amphenol Corp. Class A	3,400	166,532
AU Optronics Corp. sponsored ADR	282,200	2,951,812
Cando Corp. (a)	1,602,120	1,247,805
Chimei Innolux Corp.	1,310,000	1,784,455
Corning, Inc.	762,792	13,943,838
DTS, Inc. (a)	3,014	115,044
E Ink Holdings, Inc. (a)	457,000	887,635
E Ink Holdings, Inc. GDR (a)(d)	10,800	209,487
LG Display Co. Ltd. sponsored ADR (c)	258,707	4,511,850
Nippon Electric Glass Co. Ltd.	36,000	492,114
Power-One, Inc. (a)(c)	91,060	827,735
Universal Display Corp. (a)	16,100	378,350
Vishay Intertechnology, Inc. (a)	134,863	1,305,474
		28,822,131
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	186,100	6,210,157
Chroma ATE, Inc.	586,950	1,401,531
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - continued
Itron, Inc. (a)	1,678	$ 102,744
National Instruments Corp.	48,547	1,585,545
Test Research, Inc.	217,300	298,788
Vishay Precision Group, Inc. (a)	8,076	126,065
Wasion Group Holdings Ltd.	1,136,000	871,143
		10,595,973
Electronic Manufacturing Services - 2.1%
Benchmark Electronics, Inc. (a)	16,000	262,400
Flextronics International Ltd. (a)	175,000	1,057,000
Jabil Circuit, Inc.	209,238	3,015,120
Ju Teng International Holdings Ltd.	308,000	154,814
Multi-Fineline Electronix, Inc. (a)	1,600	35,184
Trimble Navigation Ltd. (a)	477,656	16,737,066
		21,261,584
Technology Distributors - 0.9%
Arrow Electronics, Inc. (a)	60,111	1,606,767
Avnet, Inc. (a)	77,567	2,095,085
Digital China Holdings Ltd. (H Shares)	1,363,000	2,375,017
Inspur International Ltd.	3,503,000	293,459
Synnex Technology International Corp.	37,263	86,469
WPG Holding Co. Ltd.	1,355,420	2,693,463
		9,150,260
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		69,829,948
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Health Care Equipment - 0.2%
Biosensors International Group Ltd. (a)	684,000	514,794
China Medical Technologies, Inc. sponsored ADR	500	6,495
Golden Meditech Holdings Ltd. (a)	1,952,000	367,305
Microport Scientific Corp.	925,000	1,031,222
Mingyuan Medicare Development Co. Ltd.	600,000	81,196
		2,001,012
Health Care Supplies - 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	832,000	2,369,790
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		4,370,802
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
athenahealth, Inc. (a)	1,100	$ 36,322
Medidata Solutions, Inc. (a)	27,800	533,760
		570,082
HOTELS, RESTAURANTS & LEISURE - 0.2%
Hotels, Resorts & Cruise Lines - 0.2%
Ctrip.com International Ltd. sponsored ADR (a)	36,093	1,723,441
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.1%
Skyworth Digital Holdings Ltd.	993,985	693,061
Household Appliances - 0.1%
Haier Electronics Group Co. Ltd. (a)	1,024,000	863,122
TOTAL HOUSEHOLD DURABLES		1,556,183
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
Independent Power Producers & Energy Traders - 0.1%
GCL-Poly Energy Holdings Ltd. (a)	4,353,000	1,340,852
INTERNET & CATALOG RETAIL - 1.9%
Internet Retail - 1.9%
Amazon.com, Inc. (a)	73,399	11,528,047
Expedia, Inc.	83,600	2,358,356
MakeMyTrip Ltd.	25,100	971,621
Priceline.com, Inc. (a)	13,430	4,678,206
		19,536,230
INTERNET SOFTWARE & SERVICES - 14.4%
Internet Software & Services - 14.4%
Akamai Technologies, Inc. (a)	347,080	17,416,474
Alibaba.com Ltd.	3,751,500	7,813,409
Art Technology Group, Inc. (a)	167	690
Baidu.com, Inc. sponsored ADR (a)	53,783	5,519,211
China Finance Online Co. Ltd. ADR (a)	140,315	996,237
Constant Contact, Inc. (a)	33,600	720,048
eBay, Inc. (a)	254,548	6,210,971
Equinix, Inc. (a)	200	20,470
Google, Inc. Class A (a)	143,163	75,273,674
Internap Network Services Corp. (a)	2,600	12,766
IntraLinks Holdings, Inc.	195,400	3,304,214
Kakaku.com, Inc.	185	1,072,444
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
LivePerson, Inc. (a)	10,500	$ 88,200
Local.com Corp. (a)(c)	8,500	37,570
LogMeIn, Inc. (a)(c)	45,709	1,644,610
MediaMind Technologies, Inc. (a)	89,800	1,239,240
Mercadolibre, Inc. (a)(c)	72,221	5,212,912
Monster Worldwide, Inc. (a)(c)	422,560	5,476,378
NHN Corp. (a)	49	8,423
Open Text Corp. (a)	26,100	1,231,742
OpenTable, Inc. (a)	800	54,464
Rackspace Hosting, Inc. (a)	65,400	1,699,092
SouFun Holdings Ltd. ADR	23,200	1,512,176
Tencent Holdings Ltd.	25,700	561,763
The Knot, Inc. (a)	8,500	77,605
VeriSign, Inc. (a)	73,500	2,332,890
VistaPrint Ltd. (a)	112,165	4,335,177
Vocus, Inc. (a)	30,700	567,336
Yahoo!, Inc. (a)	810	11,478
		144,451,664
IT SERVICES - 3.4%
Data Processing & Outsourced Services - 2.4%
Computer Sciences Corp.	35,600	1,637,600
hiSoft Technology International Ltd. ADR (a)	78,305	1,925,520
MasterCard, Inc. Class A	18,800	4,211,200
Teletech Holdings, Inc. (a)	4,506	66,869
Visa, Inc. Class A	215,854	16,029,318
WNS Holdings Ltd. sponsored ADR (a)	35,700	319,872
		24,190,379
IT Consulting & Other Services - 1.0%
Accenture PLC Class A	74,526	3,166,610
Cognizant Technology Solutions Corp. Class A (a)	79,200	5,106,024
Hi Sun Technology (China) Ltd. (a)	648,000	261,405
International Business Machines Corp.	3,868	518,854
RightNow Technologies, Inc. (a)	55,048	1,084,446
Yucheng Technologies Ltd. (a)(c)	16,900	52,728
		10,190,067
TOTAL IT SERVICES		34,380,446
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	22,200	$ 1,092,240
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Meyer Burger Technology AG (a)(c)	3,376	106,526
Mirle Automation Corp.	277,000	272,561
Shin Zu Shing Co. Ltd.	221,063	617,843
		996,930
MEDIA - 0.3%
Advertising - 0.2%
AirMedia Group, Inc. ADR (a)	267,700	1,584,784
Focus Media Holding Ltd. ADR (a)	8,255	200,597
SinoMedia Holding Ltd.	22,000	6,663
		1,792,044
Cable & Satellite - 0.1%
Virgin Media, Inc.	63,869	1,470,264
TOTAL MEDIA		3,262,308
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Globe Specialty Metals, Inc.	42,500	596,700
Timminco Ltd. (a)	13,500	4,724
		601,424
OFFICE ELECTRONICS - 0.6%
Office Electronics - 0.6%
Xerox Corp.	552,500	5,718,375
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
CoStar Group, Inc. (a)	6,200	302,002
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
Real Estate Services - 0.5%
China Real Estate Information Corp. ADR (c)	465,706	4,997,025
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.2%
Semiconductor Equipment - 3.5%
Amkor Technology, Inc. (a)(c)	44,700	293,679
ASM International NV unit (a)	39,200	997,248
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
ASM Pacific Technology Ltd.	6,400	$ 57,080
ASML Holding NV	301,000	8,948,730
ATMI, Inc. (a)	23,100	343,266
centrotherm photovoltaics AG (a)	35,591	1,496,989
Cymer, Inc. (a)	136,762	5,071,135
GT Solar International, Inc. (a)	409,600	3,428,352
Lam Research Corp. (a)	67,800	2,837,430
LTX-Credence Corp. (a)	140,940	294,565
Renewable Energy Corp. ASA (a)	177,600	601,727
Roth & Rau AG (a)	47,913	1,143,180
SMA Solar Technology AG (c)	4,400	486,096
Sumco Corp. (a)	300	4,689
Teradyne, Inc. (a)	222,200	2,475,308
Tessera Technologies, Inc. (a)	5,874	108,669
Varian Semiconductor Equipment Associates, Inc. (a)	208,300	5,994,874
Verigy Ltd. (a)	30,100	244,713
		34,827,730
Semiconductors - 11.7%
Advanced Micro Devices, Inc. (a)	530,200	3,769,722
Alpha & Omega Semiconductor Ltd. (a)	45,605	518,073
Altera Corp.	3,236	97,598
Applied Micro Circuits Corp. (a)	48,800	488,000
ARM Holdings PLC sponsored ADR (c)	238,502	4,474,298
Atmel Corp. (a)	96,089	764,868
Avago Technologies Ltd. (a)	204,432	4,601,764
Broadcom Corp. Class A	207,024	7,326,579
Canadian Solar, Inc. (a)(c)	9,650	157,295
Cavium Networks, Inc. (a)(c)	208,004	5,982,195
Cirrus Logic, Inc. (a)(c)	124,337	2,218,172
Cree, Inc. (a)	1,956	106,191
CSR PLC (a)	149,500	843,137
Cypress Semiconductor Corp. (a)	376,400	4,735,112
Duksan Hi-Metal Co. Ltd. (a)	64,363	1,270,044
Energy Conversion Devices, Inc. (a)	1,915	9,613
Fairchild Semiconductor International, Inc. (a)	76,309	717,305
First Solar, Inc. (a)	7,632	1,124,575
Global Mixed-mode Technology, Inc.	56,000	248,590
Global Unichip Corp.	25,019	89,010
Hittite Microwave Corp. (a)	32,400	1,543,860
Hynix Semiconductor, Inc. (a)	4,540	88,192
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Intel Corp.	4,600	$ 88,458
International Rectifier Corp. (a)	210,735	4,444,401
Intersil Corp. Class A	428,924	5,014,122
JA Solar Holdings Co. Ltd. ADR (a)	126,000	1,175,580
Jinkosolar Holdings Co. Ltd. ADR (c)	7,405	234,072
LSI Corp. (a)	116,521	531,336
Marvell Technology Group Ltd. (a)	671,972	11,766,230
MediaTek, Inc.	35,082	493,622
Micron Technology, Inc. (a)	695,976	5,017,987
Monolithic Power Systems, Inc. (a)	213,400	3,484,822
Netlogic Microsystems, Inc. (a)(c)	42,100	1,161,118
NVIDIA Corp. (a)	1,100,245	12,850,862
NXP Semiconductors NV	376,669	4,666,929
O2Micro International Ltd. sponsored ADR (a)	87,000	531,570
PMC-Sierra, Inc. (a)	29,300	215,648
Power Integrations, Inc.	116,332	3,698,194
Powertech Technology, Inc.	163,000	525,048
Radiant Opto-Electronics Corp.	10,950	16,425
Ralink Technology Corp.	165,000	682,212
Rambus, Inc. (a)	62,200	1,296,248
Realtek Semiconductor Corp.	593,380	1,373,142
Richtek Technology Corp.	69,000	513,077
Silicon Laboratories, Inc. (a)	13,300	487,445
Siliconware Precision Industries Co. Ltd. sponsored ADR	246,400	1,337,952
Skyworks Solutions, Inc. (a)	208,701	4,315,937
Spreadtrum Communications, Inc. ADR (a)(c)	41,700	502,902
Standard Microsystems Corp. (a)	132,547	3,023,397
SunPower Corp. Class A (a)	1,100	15,840
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	800	7,712
Supertex, Inc. (a)	500	11,060
Trina Solar Ltd. ADR (a)(c)	105,400	3,180,972
TriQuint Semiconductor, Inc. (a)	408,913	3,925,565
Wolfson Microelectronics PLC (a)	23,200	98,040
Xilinx, Inc.	3,737	99,442
Yingli Green Energy Holding Co. Ltd. ADR (a)	300	4,152
		117,965,712
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		152,793,442
Common Stocks - continued
	Shares	Value
SOFTWARE - 18.4%
Application Software - 13.4%
Adobe Systems, Inc. (a)	38,769	$ 1,013,809
ANSYS, Inc. (a)	59,631	2,519,410
AsiaInfo Holdings, Inc. (a)(c)	28,830	568,816
Autodesk, Inc. (a)	260,605	8,331,542
AutoNavi Holdings Ltd. ADR	76,400	1,337,000
Autonomy Corp. PLC (a)	185,700	5,288,982
Blackboard, Inc. (a)(c)	81,100	2,922,844
Callidus Software, Inc. (a)	132,619	566,283
Citrix Systems, Inc. (a)	149,699	10,215,460
Compuware Corp. (a)	388,357	3,312,685
Concur Technologies, Inc. (a)	147,004	7,267,878
Cyberlink Corp.	208,608	869,200
Epicor Software Corp. (a)	75,971	660,948
Informatica Corp. (a)	267,700	10,282,357
Intuit, Inc. (a)	173,658	7,607,957
JDA Software Group, Inc. (a)	61,690	1,564,458
Kenexa Corp. (a)	36,011	630,913
Kingdee International Software Group Co. Ltd.	18,766,000	8,779,557
Longtop Financial Technologies Ltd. ADR (a)	81,200	3,195,220
Magma Design Automation, Inc. (a)	46,000	170,200
Manhattan Associates, Inc. (a)	3,500	102,725
MicroStrategy, Inc. Class A (a)	5,711	494,630
Nuance Communications, Inc. (a)	383,209	5,993,389
ORC Software AB	28,427	561,031
Parametric Technology Corp. (a)	249,480	4,874,839
Pegasystems, Inc. (c)	36,863	1,144,596
QLIK Technologies, Inc.	3,600	79,380
Quest Software, Inc. (a)	44,200	1,086,878
RealPage, Inc.	24,500	467,460
Salesforce.com, Inc. (a)	203,051	22,701,102
Smith Micro Software, Inc. (a)	51,975	516,632
SolarWinds, Inc. (a)	110,600	1,908,956
Sonic Solutions, Inc. (a)(c)	86,061	979,374
SuccessFactors, Inc. (a)	326,400	8,195,904
Synopsys, Inc. (a)	100	2,477
Taleo Corp. Class A (a)	127,512	3,696,573
TIBCO Software, Inc. (a)	157,568	2,795,256
TiVo, Inc. (a)	56,300	510,078
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
VanceInfo Technologies, Inc. ADR (a)	1,200	$ 38,808
Verint Systems, Inc. (a)	40,800	1,205,640
		134,461,247
Home Entertainment Software - 0.6%
Activision Blizzard, Inc.	9,300	100,626
Changyou.com Ltd. (A Shares) ADR (a)(c)	38,400	1,056,000
Giant Interactive Group, Inc. ADR	63,499	407,664
NCsoft Corp.	8,854	1,840,297
Neowiz Games Corp. (a)	9,257	373,852
Nintendo Co. Ltd. ADR	26,300	820,560
Perfect World Co. Ltd. sponsored ADR Class B (a)	39,896	1,023,731
RealD, Inc.	5,800	107,242
Shanda Games Ltd. sponsored ADR	58,000	310,880
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	100	3,915
		6,044,767
Systems Software - 4.4%
Ariba, Inc. (a)	68,552	1,295,633
BMC Software, Inc. (a)	320,098	12,957,567
CA, Inc.	177,400	3,746,688
Check Point Software Technologies Ltd. (a)	2,800	103,404
ChinaCache International Holdings Ltd. sponsored ADR (a)	2,200	30,580
CommVault Systems, Inc. (a)	57,800	1,504,534
Fortinet, Inc.	186,238	4,655,950
Insyde Software Corp.	161,601	450,618
Microsoft Corp.	4,103	100,482
Novell, Inc. (a)	400	2,388
Oracle Corp.	3,865	103,775
Red Hat, Inc. (a)	176,734	7,246,094
Rovi Corp. (a)	65,137	3,283,556
Symantec Corp. (a)	190,647	2,892,115
VMware, Inc. Class A (a)	70,505	5,988,695
		44,362,079
TOTAL SOFTWARE		184,868,093
WIRELESS TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
American Tower Corp. Class A (a)	60,417	3,096,975
Crown Castle International Corp. (a)	64,780	2,860,037
SBA Communications Corp. Class A (a)	70,950	2,859,285
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Sprint Nextel Corp. (a)	1,133,460	$ 5,247,920
Syniverse Holdings, Inc. (a)	118,417	2,684,513
		16,748,730
TOTAL COMMON STOCKS (Cost $740,833,658)		1,002,823,131
Money Market Funds - 4.1%

Fidelity Securities Lending Cash Central Fund, 0.26% (b)(e) (Cost $41,025,423)	41,025,423	41,025,423
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $781,859,081)		1,043,848,554
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(41,078,414)
NET ASSETS - 100%		$ 1,002,770,140
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $209,487 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,823
Fidelity Securities Lending Cash Central Fund	253,333
Total	$ 268,156
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,002,823,131	$ 1,000,298,384	$ 2,524,747	$ -
Money Market Funds	41,025,423	41,025,423	-	-
Total Investments in Securities:	$ 1,043,848,554	$ 1,041,323,807	$ 2,524,747	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.4%
Cayman Islands	4.4%
Taiwan	3.0%
Bermuda	2.0%
China	1.9%
Netherlands	1.5%
United Kingdom	1.3%
Ireland	1.0%
Sweden	1.0%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value (including securities loaned of $39,503,428) - See accompanying schedule: Unaffiliated issuers (cost $740,833,658)	$ 1,002,823,131
Fidelity Central Funds (cost $41,025,423)	41,025,423
Total Investments (cost $781,859,081)		$ 1,043,848,554
Cash		544,805
Receivable for investments sold		23,480,757
Receivable for fund shares sold		39,136
Dividends receivable		179,412
Distributions receivable from Fidelity Central Funds		43,398
Other receivables		125
Total assets		1,068,136,187

Liabilities
Payable to custodian bank	$ 160,867
Payable for investments purchased	19,019,920
Payable for fund shares redeemed	5,132,081
Other payables and accrued expenses	27,756
Collateral on securities loaned, at value	41,025,423
Total liabilities		65,366,047

Net Assets		$ 1,002,770,140
Net Assets consist of:
Paid in capital		$ 740,777,708
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		261,992,432
Net Assets, for 6,544,221 shares outstanding		$ 1,002,770,140
Net Asset Value, offering price and redemption price per share ($1,002,770,140 ÷ 6,544,221 shares)		$ 153.23

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Information Technology Central Fund
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Dividends		$ 3,743,996
Interest		19,295
Income from Fidelity Central Funds (including $253,333 from security lending)		268,156
Total income		4,031,447

Expenses
Custodian fees and expenses	$ 108,886
Independent directors' compensation	5,133
Interest	7,626
Miscellaneous	16
Total expenses before reductions	121,661
Expense reductions	(5,133)	116,528
Net investment income (loss)		3,914,919
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	170,313,457
Foreign currency transactions	55,002
Capital Gains Distribution from Fidelity Central Funds	1,228
Total net realized gain (loss)		170,369,687
Change in net unrealized appreciation (depreciation) on: Investment securities	18,018,116
Assets and liabilities in foreign currencies	372
Total change in net unrealized appreciation (depreciation)		18,018,488
Net gain (loss)		188,388,175
Net increase (decrease) in net assets resulting from operations		$ 192,303,094

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,914,919	$ 6,686,021
Net realized gain (loss)	170,369,687	(182,670,760)
Change in net unrealized appreciation (depreciation)	18,018,488	397,999,661
Net increase (decrease) in net assets resulting from operations	192,303,094	222,014,922
Distributions to partners from net investment income	(3,806,154)	(6,564,518)
Affiliated share transactions Proceeds from sales of shares*	268,450,700	106,064,707
Reinvestment of distributions	3,806,076	6,564,441
Cost of shares redeemed	(463,305,644)	(101,363,012)
Net increase (decrease) in net assets resulting from share transactions	(191,048,868)	11,266,136
Total increase (decrease) in net assets	(2,551,928)	226,716,540

Net Assets
Beginning of period	1,005,322,068	778,605,528
End of period	$ 1,002,770,140	$ 1,005,322,068
Other Affiliated Information Shares
Sold	1,920,361	1,233,236
Issued in reinvestment of distributions	27,925	77,429
Redeemed	(3,581,231)	(1,061,388)
Net increase (decrease)	(1,632,945)	249,277

* Amount includes in-kind contributions for the year ended September 30, 2010. See Note 6 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 122.94	$ 98.21	$ 150.09	$ 116.37	$ 100.00
Income from Investment Operations
Net investment income (loss) C	.59	.77	1.01	.44	.14
Net realized and unrealized gain (loss)	30.27	24.72	(51.94)	33.72	16.37
Total from investment operations	30.86	25.49	(50.93)	34.16	16.51
Distributions to partners from net investment income	(.57)	(.76)	(.95)	(.44)	(.14)
Net asset value, end of period	$ 153.23	$ 122.94	$ 98.21	$ 150.09	$ 116.37
Total Return A, B	25.16%	26.30%	(34.07)%	29.41%	16.51%
Ratios to Average Net Assets D, H
Expenses before reductions	.01%	.01%	.01%	.01%	-% F
Expenses net of fee waivers, if any	.01%	.01%	.01%	.01%	-% F
Expenses net of all reductions	.01%	.01%	.01%	.01%	-% F
Net investment income (loss)	.43%	.89%	.79%	.34%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,002,770	$ 1,005,322	$ 778,606	$ 1,146,936	$ 1,053,661
Portfolio turnover rate E	128% I	216%	218%	168%	72% I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Materials Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Fidelity Materials Central Fund	16.14%	11.13%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Materials Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Materials Central Fund

Management's Discussion of Fund Performance

Market Recap: Despite heightened volatility, major U.S. stock markets recorded double-digit gains for the year ending September 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks trended upward during the first half of the period amid indications the Great Recession was over. By April, however, lingering high unemployment and heightened concern about the European debt dilemma sent equities falling. Markets regrouped in July, boosted by strong second-quarter earnings, but see-sawed thereafter on mixed economic data. The 12-month period ended with a September surprise, as the large-cap proxy S&P 500® Index rose 8.92%, the largest gain in that month since 1939. For the full 12 months, the S&P 500® rose 10.16%, while the blue-chip-laden Dow Jones Industrial AverageSM added 14.12% and the technology-heavy Nasdaq Composite® Index gained 12.61%. Among market segments, seven of the 10 sectors in the S&P 500 outperformed the broad-market index, while only one group - financials - posted a loss. Stocks of mid- and small-sized companies also did well, with the Russell Midcap® Index gaining 17.54% and Russell 2000® Index adding 13.35%. Looking abroad, debt problems in several European countries held back the gains in developed markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index rising only 3.36%.

Comments from Tobias Welo, Portfolio Manager of Fidelity® Materials Central Fund: During the year, the fund returned 16.14%, beating the S&P 500 and the 13.23% return of the MSCI U.S. IM Materials 25/50 Index, which was adopted in January 2010 as a better representation of the fund's investment universe. Versus the MSCI index, stock selection in specialty chemicals was beneficial. Stock picking in coal/consumable fuels, industrial gases and commodity chemicals also lifted performance. Individual contributors included specialty chemical maker Ferro. The stock posted a strong gain during the period amid improved financial guidance, and I was able to add value by buying it on temporary weakness. Also boosting performance were commodity chemicals maker Celanese and container manufacturer Pactiv, the latter of which agreed in August to be acquired by Reynolds Group Holdings. Underweighting and ultimately selling weak-performing Vulcan Materials, a supplier of construction aggregates, contributed as well. Conversely, a small cash position held the fund's gains in check. Stock picking in gold also detracted due to a sizable underweighting in Newmont Mining, while security selection in metal/glass containers hurt because of overweighting weak-performing Owens-Illinois. That said, our largest relative detractor was not owning steel maker Cliffs Natural Resources, given the stock's strong gain during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Materials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Dow Chemical Co.	8.0	9.0
E.I. du Pont de Nemours & Co.	7.7	7.7
Freeport-McMoRan Copper & Gold, Inc.	6.6	5.1
Praxair, Inc.	5.7	6.3
Monsanto Co.	4.6	8.8
Air Products & Chemicals, Inc.	4.0	3.2
Celanese Corp. Class A	3.2	2.9
Newmont Mining Corp.	3.0	3.5
Ecolab, Inc.	2.6	0.0
The Mosaic Co.	2.3	2.3
	47.7
Top Industries (% of fund's net assets)
As of September 30, 2010
Chemicals 56.6%
Metals & Mining 27.7%
Containers & Packaging 6.2%
Construction Materials 2.2%
Paper & Forest Products 2.2%
All Others* 5.1%

As of March 31, 2010
Chemicals 56.0%
Metals & Mining 26.0%
Containers & Packaging 5.9%
Paper & Forest Products 4.3%
Construction Materials 3.4%
All Others* 4.4%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Materials Central Fund

Investments September 30, 2010

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
BUILDING PRODUCTS - 1.0%
Building Products - 1.0%
Masco Corp.	201,530	$ 2,218,845
CHEMICALS - 56.6%
Commodity Chemicals - 3.2%
Celanese Corp. Class A	224,509	7,206,739
Diversified Chemicals - 22.8%
Ashland, Inc.	98,512	4,804,430
BASF AG	21,945	1,383,941
Cabot Corp.	21,200	690,484
Dow Chemical Co.	653,818	17,953,843
E.I. du Pont de Nemours & Co.	387,790	17,303,190
FMC Corp.	39,100	2,674,831
Huntsman Corp.	284,540	3,289,282
Olin Corp.	27,900	562,464
Solutia, Inc. (a)	147,383	2,361,076
		51,023,541
Fertilizers & Agricultural Chemicals - 9.7%
CF Industries Holdings, Inc.	48,952	4,674,916
Israel Chemicals Ltd.	37,000	521,839
Monsanto Co.	217,206	10,410,684
The Mosaic Co.	86,273	5,069,401
Yara International ASA	25,500	1,153,689
		21,830,529
Industrial Gases - 9.7%
Air Products & Chemicals, Inc.	107,376	8,892,880
Praxair, Inc.	141,425	12,765,021
		21,657,901
Specialty Chemicals - 11.2%
Albemarle Corp.	39,197	1,834,812
Ecolab, Inc.	114,830	5,826,474
Ferro Corp. (a)	149,833	1,931,347
Innophos Holdings, Inc.	99,985	3,309,504
Kraton Performance Polymers, Inc.	72,200	1,960,230
LyondellBasell Industries NV Class A (a)	191,600	4,579,240
Rockwood Holdings, Inc. (a)	48,900	1,538,883
Stepan Co.	9,600	567,456
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - continued
Symrise AG	20,100	$ 558,637
W.R. Grace & Co. (a)	110,799	3,095,724
		25,202,307
TOTAL CHEMICALS		126,921,017
CONSTRUCTION & ENGINEERING - 0.8%
Construction & Engineering - 0.8%
Fluor Corp.	34,800	1,723,644
CONSTRUCTION MATERIALS - 2.2%
Construction Materials - 2.2%
HeidelbergCement AG	59,755	2,879,963
Martin Marietta Materials, Inc. (c)	25,578	1,968,739
		4,848,702
CONTAINERS & PACKAGING - 6.2%
Metal & Glass Containers - 6.2%
Ball Corp.	65,775	3,870,859
Crown Holdings, Inc. (a)	144,739	4,148,220
Owens-Illinois, Inc. (a)	159,600	4,478,376
Pactiv Corp. (a)	42,004	1,385,292
		13,882,747
FOOD PRODUCTS - 0.5%
Agricultural Products - 0.5%
Archer Daniels Midland Co.	33,748	1,077,236
MACHINERY - 0.8%
Construction & Farm Machinery & Heavy Trucks - 0.8%
Bucyrus International, Inc. Class A	8,500	589,475
Caterpillar, Inc.	15,045	1,183,741
		1,773,216
METALS & MINING - 27.7%
Diversified Metals & Mining - 12.1%
Anglo American PLC (United Kingdom)	30,377	1,205,187
BHP Billiton PLC	46,794	1,492,424
Compass Minerals International, Inc.	28,890	2,213,552
Freeport-McMoRan Copper & Gold, Inc.	173,357	14,802,954
Kazakhmys PLC	57,500	1,311,586
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Teck Resources Ltd. Class B (sub. vtg.)	41,827	$ 1,720,650
Walter Energy, Inc.	53,184	4,323,327
		27,069,680
Gold - 7.7%
AngloGold Ashanti Ltd. sponsored ADR	95,127	4,398,672
Newcrest Mining Ltd.	47,934	1,838,125
Newmont Mining Corp.	106,100	6,664,141
Randgold Resources Ltd. sponsored ADR	19,615	1,990,138
Yamana Gold, Inc.	207,100	2,361,393
		17,252,469
Steel - 7.9%
Allegheny Technologies, Inc.	64,800	3,009,960
Carpenter Technology Corp.	99,300	3,347,403
Commercial Metals Co.	204,149	2,958,119
Jindal Steel & Power Ltd.	49,910	791,987
Reliance Steel & Aluminum Co.	10,600	440,218
Steel Dynamics, Inc.	208,900	2,947,579
Ternium SA sponsored ADR	68,900	2,249,585
Vale SA sponsored ADR (c)	62,550	1,955,939
		17,700,790
TOTAL METALS & MINING		62,022,939
OIL, GAS & CONSUMABLE FUELS - 0.4%
Coal & Consumable Fuels - 0.4%
Massey Energy Co.	33,200	1,029,864
PAPER & FOREST PRODUCTS - 2.2%
Forest Products - 2.2%
Weyerhaeuser Co.	309,851	4,883,252
TOTAL COMMON STOCKS (Cost $195,225,889)		220,381,462
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (d)	4,738,747	$ 4,738,747
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d)	3,327,975	3,327,975
TOTAL MONEY MARKET FUNDS (Cost $8,066,722)		8,066,722
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $203,292,611)		228,448,184
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(4,421,991)
NET ASSETS - 100%		$ 224,026,193
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,061
Fidelity Securities Lending Cash Central Fund	7,577
Total	$ 13,638
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 220,381,462	$ 218,889,038	$ 1,492,424	$ -
Money Market Funds	8,066,722	8,066,722	-	-
Total Investments in Securities:	$ 228,448,184	$ 226,955,760	$ 1,492,424	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.6%
Germany	2.1%
Netherlands	2.0%
South Africa	2.0%
Canada	1.8%
United Kingdom	1.8%
Luxembourg	1.0%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value (including securities loaned of $3,275,358) - See accompanying schedule: Unaffiliated issuers (cost $195,225,889)	$ 220,381,462
Fidelity Central Funds (cost $8,066,722)	8,066,722
Total Investments (cost $203,292,611)		$ 228,448,184
Receivable for investments sold		3,950,401
Receivable for fund shares sold		12,944
Dividends receivable		249,549
Distributions receivable from Fidelity Central Funds		1,327
Other receivables		125
Total assets		232,662,530

Liabilities
Payable for investments purchased	$ 5,297,894
Payable for fund shares redeemed	4,156
Other payables and accrued expenses	6,312
Collateral on securities loaned, at value	3,327,975
Total liabilities		8,636,337

Net Assets		$ 224,026,193
Net Assets consist of:
Paid in capital		$ 198,871,555
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		25,154,638
Net Assets, for 1,586,411 shares outstanding		$ 224,026,193
Net Asset Value, offering price and redemption price per share ($224,026,193 ÷ 1,586,411 shares)		$ 141.22

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Materials Central Fund
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Dividends		$ 3,309,345
Special dividends		3,784,268
Interest		20
Income from Fidelity Central Funds (including $7,577 from security lending)		13,638
Total income		7,107,271

Expenses
Custodian fees and expenses	$ 20,258
Independent directors' compensation	1,056
Interest	352
Miscellaneous	16
Total expenses before reductions	21,682
Expense reductions	(1,056)	20,626
Net investment income (loss)		7,086,645
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,657,043
Foreign currency transactions	(18,220)
Total net realized gain (loss)		18,638,823
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,344)	(698,391)
Assets and liabilities in foreign currencies	300
Total change in net unrealized appreciation (depreciation)		(698,091)
Net gain (loss)		17,940,732
Net increase (decrease) in net assets resulting from operations		$ 25,027,377

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,086,645	$ 3,747,970
Net realized gain (loss)	18,638,823	(5,207,207)
Change in net unrealized appreciation (depreciation)	(698,091)	38,498,513
Net increase (decrease) in net assets resulting from operations	25,027,377	37,039,276
Distributions to partners from net investment income	(6,852,906)	(3,459,688)
Affiliated share transactions Proceeds from sales of shares*	55,815,535	27,002,717
Reinvestment of distributions	6,852,309	3,459,534
Cost of shares redeemed	(86,150,862)	(24,441,807)
Net increase (decrease) in net assets resulting from share transactions	(23,483,018)	6,020,444
Total increase (decrease) in net assets	(5,308,547)	39,600,032

Net Assets
Beginning of period	229,334,740	189,734,708
End of period	$ 224,026,193	$ 229,334,740
Other Affiliated Information Shares
Sold	410,595	296,251
Issued in reinvestment of distributions	51,480	39,603
Redeemed	(696,930)	(238,749)
Net increase (decrease)	(234,855)	97,105

* Amount includes in-kind contributions for the year ended September 30, 2010. See Note 6 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 125.92	$ 110.04	$ 146.93	$ 103.95	$ 100.00
Income from Investment Operations
Net investment income (loss) C	5.16 K	1.93	2.48	2.64 G	.53
Net realized and unrealized gain (loss)	14.82	15.74	(36.82)	42.85	3.92
Total from investment operations	19.98	17.67	(34.34)	45.49	4.45
Distributions to partners from net investment income	(4.68)	(1.79)	(2.55)	(2.51)	(.50)
Net asset value, end of period	$ 141.22	$ 125.92	$ 110.04	$ 146.93	$ 103.95
Total Return A,B	16.14%	16.78%	(23.79)%	44.20%	4.45%
Ratios to Average Net Assets D,I
Expenses before reductions	.01%	.01%	.01%	-% F	-% F
Expenses net of fee waivers, if any	.01%	.01%	.01%	-% F	-% F
Expenses net of all reductions	.01%	.01%	-% F	-% F	-% F
Net investment income (loss)	3.84% K	2.12%	1.72%	2.09% G	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 224,026	$ 229,335	$ 189,735	$ 256,792	$ 211,310
Portfolio turnover rate E	104% J	158%	100%	65%	0% J

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a special dividend which amounted to $.35 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.82%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Investment income per share reflects a special dividend which amounted to $2.76 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.79%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Telecom Services Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Fidelity Telecom Services Central Fund	21.36%	6.27%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Telecom Services Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Telecom Services Central Fund

Management's Discussion of Fund Performance

Market Recap: Despite heightened volatility, major U.S. stock markets recorded double-digit gains for the year ending September 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks trended upward during the first half of the period amid indications the Great Recession was over. By April, however, lingering high unemployment and heightened concern about the European debt dilemma sent equities falling. Markets regrouped in July, boosted by strong second-quarter earnings, but see-sawed thereafter on mixed economic data. The 12-month period ended with a September surprise, as the large-cap proxy S&P 500® Index rose 8.92%, the largest gain in that month since 1939. For the full 12 months, the S&P 500® rose 10.16%, while the blue-chip-laden Dow Jones Industrial AverageSM added 14.12% and the technology-heavy Nasdaq Composite® Index gained 12.61%. Among market segments, seven of the 10 sectors in the S&P 500 outperformed the broad-market index, while only one group - financials - posted a loss. Stocks of mid- and small-sized companies also did well, with the Russell Midcap® Index gaining 17.54% and Russell 2000® Index adding 13.35%. Looking abroad, debt problems in several European countries held back the gains in developed markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index rising only 3.36%.

Comments from Kristina Salen, Portfolio Manager of Fidelity® Telecom Services Central Fund: The fund returned 21.36% for the year, outpacing both the S&P 500 and the 19.78% return of the MSCI U.S. IM Telecommunications Services 25/50 Index, which was adopted in January 2010 as a better representation of the fund's investment universe. Versus the MSCI index, performance was aided by stock selection in cable/satellite and communications equipment, along with positioning in alternative carriers, while picks in wireless/integrated telecom services and application software hurt. On an individual security basis, contributors included out-of-index positions in U.K.-based cable company Virgin Media and mobile infrastructure provider Starent Networks, which was acquired by Cisco Systems in December. Investments in two integrated telecoms, an overweighting in Qwest Communications International and an early-period underweighting in benchmark heavyweight AT&T, lifted results. A substantial underweighting in Internet backbone provider Level 3 Communications proved rewarding, as the stock fell sharply. Conversely, a below-index position in ICO Global Communications, a strong-performing mobile satellite services operator, hurt the most. France-listed Gameloft, a video game software developer, and Spain-based Telefonica - one of the world's largest telecom companies - also hampered results. Both stocks were out-of-index holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Telecom Services Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	17.9	18.5
AT&T, Inc.	12.7	13.8
American Tower Corp. Class A	7.5	7.0
Qwest Communications International, Inc.	6.0	5.8
Crown Castle International Corp.	5.0	4.5
Sprint Nextel Corp.	4.9	5.2
CenturyTel, Inc.	4.3	1.7
NII Holdings, Inc.	3.8	4.3
Clearwire Corp. Class A	3.2	2.2
tw telecom, inc.	2.7	3.3
	68.0
Top Industries (% of fund's net assets)
As of September 30, 2010
Diversified Telecommunication Services 53.3%
Wireless Telecommunication Services 34.6%
Media 7.6%
Software 1.4%
Internet Software & Services 0.8%
All Others* 2.3%

As of March 31, 2010
Diversified Telecommunication Services 55.4%
Wireless Telecommunication Services 31.5%
Media 7.4%
Software 1.6%
Communications Equipment 1.1%
All Others* 3.0%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Telecom Services Central Fund

Investments September 30, 2010

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.7%
Communications Equipment - 0.7%
Aruba Networks, Inc. (a)	230	$ 4,908
Cisco Systems, Inc. (a)	16,600	363,540
F5 Networks, Inc. (a)	110	11,419
Infinera Corp. (a)	28	327
Juniper Networks, Inc. (a)	27,257	827,250
Nortel Networks Corp. (a)	4,600	0
Polycom, Inc. (a)	180	4,910
Sandvine Corp. (U.K.) (a)	2,308	4,173
Sonus Networks, Inc. (a)	33	116
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	300	3,291
		1,219,934
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	400	8,912
DIVERSIFIED TELECOMMUNICATION SERVICES - 53.3%
Alternative Carriers - 5.9%
Cable & Wireless Worldwide PLC	1,607	1,857
Cogent Communications Group, Inc. (a)	32,600	308,722
Global Crossing Ltd. (a)	212,100	2,727,606
Iliad Group SA	24,651	2,568,749
Level 3 Communications, Inc. (a)	4,937	4,627
PAETEC Holding Corp. (a)	53,900	221,529
tw telecom, inc. (a)	261,900	4,863,483
		10,696,573
Integrated Telecommunication Services - 47.4%
AT&T, Inc.	797,932	22,820,855
BT Group PLC	3,900	8,569
Cable & Wireless PLC	1,607	1,433
Cbeyond, Inc. (a)	126,850	1,627,486
CenturyTel, Inc.	194,966	7,693,358
China Unicom (Hong Kong) Ltd. sponsored ADR (c)	169,200	2,463,552
Cincinnati Bell, Inc. (a)	113,700	303,579
Deutsche Telekom AG	54	739
FairPoint Communications, Inc. (a)	2,804	98
Frontier Communications Corp.	10,362	84,658
Hellenic Telecommunications Organization SA	93	667
PT Telkomunikasi Indonesia Tbk Series B	1,511,000	1,558,590
Qwest Communications International, Inc.	1,722,800	10,801,956
Telecom Italia SpA sponsored ADR	200	2,786
Common Stocks - continued
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
Integrated Telecommunication Services - continued
Telefonica SA	229	$ 5,685
Telefonica SA sponsored ADR (c)	37,800	2,802,870
Telenor ASA	400	6,266
Telenor ASA sponsored ADR	33,900	1,588,893
Telkom SA Ltd.	400	2,209
Verizon Communications, Inc.	987,470	32,181,645
Windstream Corp.	107,796	1,324,813
		85,280,707
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		95,977,280
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Akamai Technologies, Inc. (a)	17,000	853,060
Rackspace Hosting, Inc. (a)	22,700	589,746
		1,442,806
MEDIA - 7.6%
Broadcasting - 0.0%
Ten Network Holdings Ltd. (a)	9	12
Cable & Satellite - 7.6%
Cablevision Systems Corp. - NY Group Class A	51	1,336
Comcast Corp. Class A	85,600	1,547,648
DIRECTV (a)	77,433	3,223,536
Dish TV India Ltd. (a)	3,371	4,183
Liberty Global, Inc. Class A (a)(c)	83,934	2,586,007
Net Servicos de Comunicacao SA sponsored ADR (a)(c)	102,100	1,330,363
Time Warner Cable, Inc.	28,500	1,538,715
Virgin Media, Inc. (c)	153,694	3,538,036
		13,769,824
Movies & Entertainment - 0.0%
Madison Square Garden, Inc. Class A (a)	9	190
TOTAL MEDIA		13,770,026
SOFTWARE - 1.4%
Application Software - 1.4%
Gameloft (a)	505,402	2,466,853
Synchronoss Technologies, Inc. (a)	630	11,220
		2,478,073
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)(c)	6,100	$ 8,601
TOTAL SOFTWARE		2,486,674
WIRELESS TELECOMMUNICATION SERVICES - 34.6%
Wireless Telecommunication Services - 34.6%
American Tower Corp. Class A (a)	261,511	13,405,054
Clearwire Corp. Class A (a)(c)	711,741	5,757,985
Crown Castle International Corp. (a)	204,420	9,025,143
ICO Global Communications Holdings Ltd. Class A (a)	1,222,000	2,004,080
Idea Cellular Ltd. (a)	2,124	3,510
Leap Wireless International, Inc. (a)	184,150	2,274,253
MetroPCS Communications, Inc. (a)	417,316	4,365,125
NII Holdings, Inc. (a)	165,419	6,798,721
NTELOS Holdings Corp.	451	7,631
PT Indosat Tbk	700	431
Rogers Communications, Inc. Class B (non-vtg.)	200	7,487
SBA Communications Corp. Class A (a)	117,350	4,729,205
Sprint Nextel Corp. (a)	1,912,902	8,856,736
Syniverse Holdings, Inc. (a)	70,413	1,596,263
Telephone & Data Systems, Inc.	7,510	246,328
VimpelCom Ltd. ADR (a)	80,100	1,189,485
Vivo Participacoes SA sponsored ADR	37,800	1,027,026
Vodafone Group PLC sponsored ADR	38,400	952,704
		62,247,167
TOTAL COMMON STOCKS (Cost $142,698,589)		177,152,799
Money Market Funds - 8.1%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (d)	1,511,359	$ 1,511,359
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d)	13,151,250	13,151,250
TOTAL MONEY MARKET FUNDS (Cost $14,662,609)		14,662,609
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $157,361,198)		191,815,408
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(11,672,434)
NET ASSETS - 100%		$ 180,142,974
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,478
Fidelity Securities Lending Cash Central Fund	85,201
Total	$ 90,679
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 177,152,799	$ 175,579,288	$ 1,573,511	$ -
Money Market Funds	14,662,609	14,662,609	-	-
Total Investments in Securities:	$ 191,815,408	$ 190,241,897	$ 1,573,511	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.5%
France	2.8%
Bermuda	2.2%
Spain	1.5%
Hong Kong	1.4%
Brazil	1.3%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Telecom Services Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value (including securities loaned of $12,866,307) - See accompanying schedule: Unaffiliated issuers (cost $142,698,589)	$ 177,152,799
Fidelity Central Funds (cost $14,662,609)	14,662,609
Total Investments (cost $157,361,198)		$ 191,815,408
Receivable for investments sold		1,395,141
Receivable for fund shares sold		7,719
Dividends receivable		45,302
Distributions receivable from Fidelity Central Funds		3,236
Other receivables		33,835
Total assets		193,300,641

Liabilities
Payable for fund shares redeemed	$ 2,967
Other payables and accrued expenses	3,450
Collateral on securities loaned, at value	13,151,250
Total liabilities		13,157,667

Net Assets		$ 180,142,974
Net Assets consist of:
Paid in capital		$ 145,684,071
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		34,458,903
Net Assets, for 1,542,791 shares outstanding		$ 180,142,974
Net Asset Value, offering price and redemption price per share ($180,142,974 ÷ 1,542,791 shares)		$ 116.76

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Telecom Services Central Fund
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Dividends		$ 4,582,131
Interest		19
Income from Fidelity Central Funds (including $85,201 from security lending)		90,679
Total income		4,672,829

Expenses
Custodian fees and expenses	$ 10,923
Independent directors' compensation	796
Miscellaneous	16
Total expenses before reductions	11,735
Expense reductions	(796)	10,939
Net investment income (loss)		4,661,890
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,228,055
Foreign currency transactions	18,016
Total net realized gain (loss)		8,246,071
Change in net unrealized appreciation (depreciation) on: Investment securities	15,137,472
Assets and liabilities in foreign currencies	4,296
Total change in net unrealized appreciation (depreciation)		15,141,768
Net gain (loss)		23,387,839
Net increase (decrease) in net assets resulting from operations		$ 28,049,729

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,661,890	$ 3,145,561
Net realized gain (loss)	8,246,071	(19,248,451)
Change in net unrealized appreciation (depreciation)	15,141,768	38,525,652
Net increase (decrease) in net assets resulting from operations	28,049,729	22,422,762
Distributions to partners from net investment income	(4,666,381)	(3,078,220)
Affiliated share transactions Proceeds from sales of shares*	46,520,548	14,699,889
Reinvestment of distributions	4,665,871	3,078,078
Cost of shares redeemed	(68,298,869)	(19,923,799)
Net increase (decrease) in net assets resulting from share transactions	(17,112,450)	(2,145,832)
Total increase (decrease) in net assets	6,270,898	17,198,710

Net Assets
Beginning of period	173,872,076	156,673,366
End of period	$ 180,142,974	$ 173,872,076
Other Affiliated Information Shares
Sold	443,986	186,366
Issued in reinvestment of distributions	45,121	38,389
Redeemed	(692,644)	(224,749)
Net increase (decrease)	(203,537)	6

* Amount includes in-kind contributions for the year ended September 30, 2010. See Note 6 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 99.56	$ 89.72	$ 152.32	$ 114.90	$ 100.00
Income from Investment Operations
Net investment income (loss) C	3.49	1.70	2.76	2.85	.14
Net realized and unrealized gain (loss)	17.24	9.81	(62.62)	37.42	14.89
Total from investment operations	20.73	11.51	(59.86)	40.27	15.03
Distributions to partners from net investment income	(3.53)	(1.67)	(2.74)	(2.85)	(.13)
Net asset value, end of period	$ 116.76	$ 99.56	$ 89.72	$ 152.32	$ 114.90
Total Return A, B	21.36%	13.29%	(39.72)%	35.42%	15.03%
Ratios to Average Net Assets D, H
Expenses before reductions	.01%	.01%	.02%	-% F	-% F
Expenses net of fee waivers, if any	.01%	.01%	.01%	-% F	-% F
Expenses net of all reductions	.01%	.01%	.01%	-% F	-% F
Net investment income (loss)	3.34%	2.11%	2.34%	2.13%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 180,143	$ 173,872	$ 156,673	$ 247,657	$ 217,927
Portfolio turnover rate E	47% I	151%	191%	55%	16% I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Utilities Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Fidelity Utilities Central Fund	13.86%	2.34%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Utilities Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Utilities Central Fund

Management's Discussion of Fund Performance

Market Recap: Despite heightened volatility, major U.S. stock markets recorded double-digit gains for the year ending September 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks trended upward during the first half of the period amid indications the Great Recession was over. By April, however, lingering high unemployment and heightened concern about the European debt dilemma sent equities falling. Markets regrouped in July, boosted by strong second-quarter earnings, but see-sawed thereafter on mixed economic data. The 12-month period ended with a September surprise, as the large-cap proxy S&P 500® Index rose 8.92%, the largest gain in that month since 1939. For the full 12 months, the S&P 500® rose 10.16%, while the blue-chip-laden Dow Jones Industrial AverageSM added 14.12% and the technology-heavy Nasdaq Composite® Index gained 12.61%. Among market segments, seven of the 10 sectors in the S&P 500 outperformed the broad-market index, while only one group - financials - posted a loss. Stocks of mid- and small-sized companies also did well, with the Russell Midcap® Index gaining 17.54% and Russell 2000® Index adding 13.35%. Looking abroad, debt problems in several European countries held back the gains in developed markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index rising only 3.36%.

Comments from Douglas Simmons, Portfolio Manager of Fidelity® Utilities Central Fund: The fund returned 13.86% for the year, outperforming both the S&P 500 and the 12.07% return of the MSCI U.S. IM Utilities 25/50 Index, which was adopted in January 2010 as a better representation of the fund's investment universe. At the industry level, strong security selection within multi-utilities and oil/gas exploration/production boosted relative performance, as did good picks and an underweighting in electric utilities. In terms of individual securities, the fund was helped by underweighting Chicago-based electric utility Exelon, as well as by investments in Michigan multi-utility CMS Energy, electric utilities American Electric Power and ITC Holdings - located in Ohio and Michigan, respectively - California multi-utility Sempra Energy and Florida-based multi-utility TECO Energy. Conversely, overweighting independent power producers and energy traders more than offset very successful security selection in that category, while unfavorable positioning in gas utilities also dampened performance. Ohio electric utility FirstEnergy was the largest individual detractor, followed by not owning multi-utility Dominion Resources, located in Virginia. Underweighting Utah gas utility Questar also hurt, as did overweighting global power producer AES and underweighting Georgia electric utility Southern Company. Some of the stocks I've mentioned were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Utilities Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	11.2	0.0
PPL Corp.	9.3	0.0
Public Service Enterprise Group, Inc.	8.1	0.0
American Electric Power Co., Inc.	7.6	9.2
Sempra Energy	6.8	1.4
NV Energy, Inc.	5.6	4.9
Edison International	4.9	0.0
ITC Holdings Corp.	4.9	3.8
National Grid PLC	4.9	0.0
PG&E Corp.	4.9	8.9
	68.2
Top Industries (% of fund's net assets)
As of September 30, 2010
Electric Utilities 47.9%
Multi-Utilities 40.1%
Independent Power Producers & Energy Traders 7.4%
Oil, Gas & Consumable Fuels 2.2%
Gas Utilities 1.4%
All Others* 1.0%

As of March 31, 2010
Electric Utilities 41.1%
Multi-Utilities 33.4%
Independent Power Producers & Energy Traders 11.4%
Gas Utilities 7.7%
Oil, Gas & Consumable Fuels 3.2%
All Others* 3.2%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Utilities Central Fund

Investments September 30, 2010

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
ELECTRIC UTILITIES - 47.9%
Electric Utilities - 47.9%
American Electric Power Co., Inc.	463,261	$ 16,783,946
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	100,820	2,243,245
Edison International	318,400	10,949,776
ITC Holdings Corp.	175,167	10,904,146
NextEra Energy, Inc.	455,106	24,753,215
NV Energy, Inc.	949,548	12,486,556
Pepco Holdings, Inc.	3,000	55,800
Pinnacle West Capital Corp.	180,720	7,458,314
PPL Corp.	760,759	20,715,468
		106,350,466
ELECTRICAL EQUIPMENT - 0.3%
Heavy Electrical Equipment - 0.3%
Shanghai Electric Group Co. Ltd. (H Shares)	1,088,000	604,367
GAS UTILITIES - 1.4%
Gas Utilities - 1.4%
National Fuel Gas Co. New Jersey	60,065	3,111,968
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 7.4%
Independent Power Producers & Energy Traders - 7.4%
AES Corp. (a)	614,096	6,969,990
Calpine Corp. (a)	345,900	4,306,455
China Longyuan Power Group Corp. (H Shares)	420,000	416,806
International Power PLC	370,652	2,259,230
Mirant Corp. (a)	146,400	1,458,144
RRI Energy, Inc. (a)	303,900	1,078,845
		16,489,470
MULTI-UTILITIES - 40.1%
Multi-Utilities - 40.1%
CenterPoint Energy, Inc.	212,600	3,342,072
CMS Energy Corp.	540,889	9,746,820
National Grid PLC	1,285,100	10,900,885
NiSource, Inc.	343,200	5,971,680
PG&E Corp.	239,698	10,887,083
Public Service Enterprise Group, Inc.	541,450	17,911,166
Sempra Energy	280,081	15,068,358
Common Stocks - continued
	Shares	Value
MULTI-UTILITIES - CONTINUED
Multi-Utilities - continued
Veolia Environnement	165,300	$ 4,356,134
Xcel Energy, Inc.	469,890	10,793,373
		88,977,571
OIL, GAS & CONSUMABLE FUELS - 2.2%
Coal & Consumable Fuels - 0.1%
Amyris, Inc.	20,800	358,800
Oil & Gas Exploration & Production - 2.1%
Canacol Energy Ltd. (a)	1,628,600	2,058,012
Pacific Rubiales Energy Corp. (a)	89,800	2,525,311
		4,583,323
TOTAL OIL, GAS & CONSUMABLE FUELS		4,942,123
TOTAL COMMON STOCKS (Cost $206,382,632)		220,475,965
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.25% (b) (Cost $2,813,959)	2,813,959	2,813,959
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $209,196,591)		223,289,924
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,370,146)
NET ASSETS - 100%		$ 221,919,778
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,755
Fidelity Securities Lending Cash Central Fund	4,471
Total	$ 8,226
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 220,475,965	$ 205,218,946	$ 15,257,019	$ -
Money Market Funds	2,813,959	2,813,959	-	-
Total Investments in Securities:	$ 223,289,924	$ 208,032,905	$ 15,257,019	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.6%
United Kingdom	5.9%
Canada	2.1%
France	1.9%
Brazil	1.0%
Others (Individually Less Than 1%)	0.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Utilities Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $206,382,632)	$ 220,475,965
Fidelity Central Funds (cost $2,813,959)	2,813,959
Total Investments (cost $209,196,591)		$ 223,289,924
Receivable for fund shares sold		10,143
Dividends receivable		710,382
Distributions receivable from Fidelity Central Funds		265
Other receivables		1,232
Total assets		224,011,946

Liabilities
Payable for investments purchased	$ 2,084,224
Payable for fund shares redeemed	3,884
Other payables and accrued expenses	4,060
Total liabilities		2,092,168

Net Assets		$ 221,919,778
Net Assets consist of:
Paid in capital		$ 207,825,388
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,094,390
Net Assets, for 2,284,242 shares outstanding		$ 221,919,778
Net Asset Value, offering price and redemption price per share ($221,919,778 ÷ 2,284,242 shares)		$ 97.15

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Utilities Central Fund
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Dividends		$ 6,663,669
Interest		2
Income from Fidelity Central Funds (including $4,471 from security lending)		8,226
Total income		6,671,897

Expenses
Custodian fees and expenses	$ 11,983
Independent directors' compensation	1,013
Interest	323
Miscellaneous	16
Total expenses before reductions	13,335
Expense reductions	(1,013)	12,322
Net investment income (loss)		6,659,575
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $7,802)	20,506,810
Foreign currency transactions	(83,544)
Total net realized gain (loss)		20,423,266
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,076)	(2,689,226)
Assets and liabilities in foreign currencies	(19)
Total change in net unrealized appreciation (depreciation)		(2,689,245)
Net gain (loss)		17,734,021
Net increase (decrease) in net assets resulting from operations		$ 24,393,596

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,659,575	$ 6,684,283
Net realized gain (loss)	20,423,266	(41,571,860)
Change in net unrealized appreciation (depreciation)	(2,689,245)	30,602,759
Net increase (decrease) in net assets resulting from operations	24,393,596	(4,284,818)
Distributions to partners from net investment income	(6,145,820)	(6,554,345)
Affiliated share transactions Proceeds from sales of shares*	55,395,464	15,550,796
Reinvestment of distributions	6,145,456	6,554,080
Cost of shares redeemed	(38,266,529)	(21,911,047)
Net increase (decrease) in net assets resulting from share transactions	23,274,391	193,829
Total increase (decrease) in net assets	41,522,167	(10,645,334)

Net Assets
Beginning of period	180,397,611	191,042,945
End of period	$ 221,919,778	$ 180,397,611
Other Affiliated Information Shares
Sold	607,289	190,137
Issued in reinvestment of distributions	68,038	81,475
Redeemed	(434,250)	(275,261)
Net increase (decrease)	241,077	(3,649)

* Amount includes in-kind contributions for the year ended September 30, 2010. See Note 6 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 88.29	$ 93.34	$ 123.19	$ 101.64	$ 100.00
Income from Investment Operations
Net investment income (loss) C	3.34	3.17	2.74	3.02	.62
Net realized and unrealized gain (loss)	8.61	(5.09)	(29.93)	21.53	1.63
Total from investment operations	11.95	(1.92)	(27.19)	24.55	2.25
Distributions to partners from net investment income	(3.09)	(3.13)	(2.66)	(3.00)	(.61)
Net asset value, end of period	$ 97.15	$ 88.29	$ 93.34	$ 123.19	$ 101.64
Total Return A,B	13.86%	(1.67)%	(22.54)%	24.29%	2.24%
Ratios to Average Net Assets D,H
Expenses before reductions	.01%	.01%	-% F	-% F	-% F
Expenses net of fee waivers, if any	.01%	.01%	-% F	-% F	-% F
Expenses net of all reductions	.01%	.01%	-% F	-% F	-% F
Net investment income (loss)	3.68%	3.95%	2.27%	2.57%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,920	$ 180,398	$ 191,043	$ 248,588	$ 250,499
Portfolio turnover rate E	246% I	216%	112%	94%	1% I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2010

1. Organization.

Fidelity Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Telecom Services Central Fund (Telecom Services), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Funds are non-diversified with the exception of Financials. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Directors to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2010, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns. Consumer Discretionary, Financials, Materials, and Utilities are subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Funds record an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets and Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Consumer Discretionary	$ 593,378,965	$ 72,920,402	$ (27,155,752)	$ 45,764,650
Consumer Staples	540,500,169	96,413,410	(8,678,702)	87,734,708
Energy	653,813,138	34,208,283	(65,002,172)	(30,793,889)
Financials	1,281,364,369	24,053,899	(135,833,836)	(111,779,937)
Health Care	632,712,281	109,400,979	(21,817,960)	87,583,019
Industrials	628,121,930	68,397,754	(31,838,553)	36,559,201
Information Technology	787,139,505	273,886,344	(17,177,295)	256,709,049
Materials	206,450,867	36,988,388	(14,991,071)	21,997,317
Telecom Services	160,141,532	38,438,753	(6,764,877)	31,673,876
Utilities	210,962,369	14,836,918	(2,509,363)	12,327,555

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Repurchase Agreements - continued

Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary	701,728,457	835,629,584
Consumer Staples	291,440,917	382,362,153
Energy	542,675,374	640,672,531
Financials	2,158,116,114	2,072,974,495
Health Care	620,316,550	795,101,057
Industrials	561,642,310	744,713,831
Information Technology	1,121,766,031	1,508,865,894
Materials	187,660,890	257,803,822
Telecom Services	64,565,813	118,555,698
Utilities	432,804,498	454,762,812

Financials Central Fund realized a gain and loss of $32,492 and $110 respectively, on sales of investments which did not meet the investment restrictions of the Fund. The loss of $110 was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary	$ 21,047
Consumer Staples	4,913
Energy	4,402
Financials	127,349
Health Care	5,561
Industrials	11,637
Information Technology	40,959
Materials	2,428
Telecom	1,002
Utilities	4,877

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Consumer Discretionary	Borrower	$ 32,287,250	0.47%	$ 1,679
Energy	Borrower	6,693,000	0.47%	348
Financials	Borrower	6,555,125	0.40%	1,171
Health Care	Borrower	20,430,000	0.47%	1,062
Industrials	Borrower	21,210,800	0.47%	1,376
Information Technology	Borrower	12,723,580	0.43%	7,626
Materials	Borrower	6,768,250	0.47%	352
Utilities	Borrower	6,232,250	0.47%	323

Exchange In-Kind. During the period, Fidelity AdvisorSM Stock Selector All Cap Fund and Fidelity Stock Selector All Cap Fund (the Investing Funds) completed exchange in-kind transactions with each Fund. The Investing Funds delivered securities in exchange for shares of each Fund, as presented in the accompanying table. The value of securities delivered from the Investing Funds is included in proceeds from sales of shares in the accompanying Statements of Changes in Net Assets. Each Fund recognized no gain or loss for federal income tax purposes.

Details of the transactions are presented in the accompanying table:

	Value of securities delivered from Investing Funds	Unrealized appreciation (depreciation)	Exchanged number of shares
Consumer Discretionary	$ 124,158,128	$ 6,221,973	1,147,671
Consumer Staples	144,477,935	(2,627,743)	1,217,645
Energy	152,362,772	(2,794,241)	1,480,419
Financials	233,628,992	(3,195,329)	3,894,168
Health Care	155,630,737	3,754,170	1,393,755
Industrials	141,708,967	7,449,954	1,194,770
Information Technology	224,921,500	21,660,371	1,598,252
Materials	46,653,955	379,163	341,507
Telecom Services	37,109,932	(718,161)	353,246
Utilities	45,699,456	1,335,230	499,770

Annual Report

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of each Fund's operating expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, the reductions of expenses for each Fund is noted in the table below.

Expense Reduction
Consumer Discretionary	$ 2,824
Consumer Staples	2,803
Energy	3,000
Financials	4,386
Health Care	3,477
Industrials	3,103
Information Technology	5,133
Materials	1,056
Telecom Services	796
Utilities	1,013

Annual Report

Notes to Financial Statements - continued

9. Other.

The Funds' organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Funds.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, and Fidelity Utilities Central Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, and Fidelity Utilities Central Fund (the Funds), each a Fund of Fidelity Central Investment Portfolios LLC including the schedules of investments, as of September 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from July 21, 2006 (commencement of operations) to September 30, 2006. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, and Fidelity Utilities Central Fund as of September 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from July 21, 2006 (commencement of operations) to September 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

Annual Report

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 17, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2004

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello 66

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-
present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-
present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Christopher S. Bartel (38)

Year of Election or Appointment: 2009

Vice President of Fidelity's Sector and Real Estate Equity Funds. Mr. Bartel also serves as Senior Vice President of Equity Research (2009-
present). Previously, Mr. Bartel served as Managing Director of Research (2006-2009) and an analyst and portfolio manager (2000-2006).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc.
(2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-
present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Consumer Discretionary Central Fund
Fidelity Consumer Staples Central Fund
Fidelity Energy Central Fund
Fidelity Financials Central Fund
Fidelity Health Care Central Fund
Fidelity Industrials Central Fund
Fidelity Information Technology Central Fund
Fidelity Materials Central Fund
Fidelity Telecom Services Central Fund
Fidelity Utilities Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the lack of compensation to be received by Fidelity under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of each fund's investment personnel and each fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts. The Board noted that each fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays each fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of each fund, except expenses related to each fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that each fund's net management fee and total expenses were reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in these funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to each fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR bears all expenses of each fund, except expenses related to each fund's investment activities.

Economies of Scale. The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund, except expenses related to each fund's investment activities, economies of scale cannot be realized by the funds.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Emerging Markets Equity Central Fund

Annual Report

September 30, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

EMQ-ANN-1110
1.876933.101

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Actual	.1293%	$ 1,000.00	$ 1,086.00	$ .68
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.42	$ .66

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Fidelity® Emerging Markets Equity Central Fund	22.50%	51.24%

A From December 9, 2008.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Equity Central Fund on December 9, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® Emerging Markets Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The return-to-risk theme was evident within the emerging stock markets during the 12 months ending September 30, 2010. The combination of strong economic growth and superior fiscal conditions bolstered the performance of emerging-markets stocks, as they finished the period well ahead of most foreign developed-country stock indexes. Several smaller emerging-markets countries provided a big boost to the index, while its biggest constituents, though strong, still lagged. The falling value of the U.S. dollar relative to emerging-markets currencies also provided a meaningful contribution. Rising commodity prices supported returns in commodity-producing regions, such as Latin America, which also benefited from the announced integration of the Chile, Colombia and Peru stock exchanges, scheduled for November. For the 12 months ending September 30, 2010, the MSCI® Emerging Markets Index climbed 20.54%. Among emerging-markets countries, major index components Brazil, China and Taiwan gained roughly 17%, 13% and 13%, respectively. South Africa, also a large constituent, solidly beat the index, returning about 30%. Other strong-performing countries included Turkey (44%), Indonesia (43%) and India (27%).

Comments from Timothy Gannon, James Hayes, Jessamyn Larrabee, Carolina Pierry and Sam Polyak, Co-Managers of Fidelity® Emerging Markets Equity Central Fund: For the year, the fund gained 22.50%, outperforming the MSCI index. Performance was primarily driven by strong overall security selection, most notably in materials and information technology. Market selection also was beneficial, but to a much lesser extent. On a country basis, the biggest contributions came from our holdings in China, Brazil, Russia and India. Underweighting Taiwan also was helpful, but the gain was more than offset by poor security selection there. Notable detractors included security selection in South Korea and Mexico, as well as in the utilities and industrials sectors. In terms of individual holdings, the largest contributors were two out-of-index holdings: Bank of Baroda, a leading public sector lender in India, and Baidu, China's leading Internet search engine. The fund also benefited from not owning poor-performing China Life Insurance, a Beijing-based provider of a variety of insurance products and a sizable index component. The largest individual detractor was an overweighted stake in KB Financial Group, South Korea's largest financial holding company. An underweighting in the U.S.-listed shares of Israeli drug firm Teva Pharmaceutical Industries also detracted, as did MTN Group, a multinational mobile telecommunications company with operations in Africa and the Middle East. Teva was not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of September 30, 2010
Brazil 16.7%
Korea (South) 11.3%
India 9.7%
China 7.9%
Russia 7.1%
Taiwan 7.1%
South Africa 6.6%
Hong Kong 5.3%
Cayman Islands 3.9%
Other 24.4%

As of March 31, 2010
Brazil 16.0%
Korea (South) 11.8%
China 9.2%
India 9.1%
Russia 8.3%
Taiwan 6.3%
South Africa 6.1%
Hong Kong 6.0%
Mexico 4.4%
Other 22.8%

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	100.2	99.0
Short-Term Investments and Net Other Assets	(0.2)	1.0
Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.2	2.8
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	2.1	1.8
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	1.9	3.2
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.9	1.8
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.8	1.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.6	1.1
CNOOC Ltd. sponsored ADR (Hong Kong, Oil, Gas & Consumable Fuels)	1.6	1.2
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	1.6	1.4
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	1.6	2.7
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.5	1.2
	17.8
Market Sectors as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.9	23.8
Energy	14.6	14.1
Materials	13.7	15.4
Information Technology	12.7	13.1
Industrials	8.5	7.2
Telecommunication Services	7.8	8.0
Consumer Staples	6.9	5.4
Consumer Discretionary	6.9	5.7
Utilities	3.5	3.7
Health Care	0.7	2.6

Annual Report

Investments September 30, 2010

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
Argentina - 0.6%
Banco Macro SA sponsored ADR	37,800	$ 1,683,612
BBVA Banco Frances SA sponsored ADR	62,900	622,710
TOTAL ARGENTINA		2,306,322
Bahamas (Nassau) - 0.2%
Petrominerales Ltd.	34,800	843,995
Bailiwick of Guernsey - 0.1%
Chariot Oil & Gas Ltd. (a)	155,300	345,215
Bailiwick of Jersey - 0.1%
Heritage Oil PLC	108,700	506,822
United Co. RUSAL Ltd.	24,000	28,303
TOTAL BAILIWICK OF JERSEY		535,125
Bermuda - 0.7%
CNPC (Hong Kong) Ltd.	994,000	1,283,655
Trinity Ltd.	1,690,000	1,653,190
TOTAL BERMUDA		2,936,845
Brazil - 16.7%
AES Tiete SA (PN) (non-vtg.)	93,000	1,233,301
Anhanguera Educacional Participacoes SA unit	57,725	1,022,496
Banco do Brasil SA	288,600	5,434,094
Banco do Estado do Rio Grande do Sul SA	279,100	2,780,041
BM&F Bovespa SA	226,300	1,892,013
BR Properties SA	101,800	979,742
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	101,000	1,502,193
Cia Hering SA	24,200	1,051,360
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (c)	14,100	973,182
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	16,400	364,900
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	110,200	1,947,234
Cosan SA Industria e Comercio	122,600	1,806,805
Ecorodovias Infraestrutura e Logistica SA (a)	218,600	1,452,041
Gafisa SA sponsored ADR	97,800	1,514,922
Iguatemi Empresa de Shopping Centers SA	112,600	2,514,411
Itau Unibanco Banco Multiplo SA:
ADR	183,060	4,426,391
ADR (a)(d)	31,600	764,088
Localiza Rent A Car SA	109,900	1,829,882
Lojas Renner SA	44,800	1,520,975
Mills Estruturas e Servicos de Engenharia SA (a)	143,000	1,419,319
Common Stocks - continued
	Shares	Value
Brazil - continued
Multiplus SA	72,000	$ 1,163,971
Natura Cosmeticos SA	88,100	2,377,735
OGX Petroleo e Gas Participacoes SA (a)	263,400	3,424,597
PDG Realty SA Empreendimentos e Participacoes	167,200	1,986,281
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	209,200	7,587,684
(PN) sponsored ADR (non-vtg.) (c)	93,400	3,065,388
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	90,800	1,278,464
TIM Participacoes SA	536,500	1,735,908
TIM Participacoes SA sponsored ADR (non-vtg.)	12,400	409,076
Vale SA (PN-A) sponsored ADR	224,000	6,216,000
TOTAL BRAZIL		65,674,494
Canada - 2.7%
First Quantum Minerals Ltd.	39,500	3,004,496
Niko Resources Ltd.	7,400	728,383
Pacific Rubiales Energy Corp. (a)	32,700	919,573
Uranium One, Inc. (a)	1,723,900	5,814,759
TOTAL CANADA		10,467,211
Cayman Islands - 3.9%
Alibaba.com Ltd.	621,500	1,294,425
China High Speed Transmission Equipment Group Co. Ltd.	580,000	1,258,822
China Shanshui Cement Group Ltd.	4,796,000	2,942,255
CNinsure, Inc. ADR (c)	38,900	909,093
Enn Energy Holdings Ltd.	682,000	1,960,124
Eurasia Drilling Co. Ltd. GDR (Reg. S)	74,600	1,734,450
Hengdeli Holdings Ltd.	1,864,000	862,451
Hidili Industry International Development Ltd.	1,396,000	1,370,991
Shenguan Holdings Group Ltd.	1,568,000	1,839,000
Trina Solar Ltd. ADR (a)(c)	41,200	1,243,416
Trony Solar Holdings Co. Ltd. (a)	106,000	61,477
TOTAL CAYMAN ISLANDS		15,476,504
Chile - 0.5%
Enersis SA	4,442,988	2,094,493
China - 7.9%
Baidu.com, Inc. sponsored ADR (a)	15,600	1,600,872
China Construction Bank Corp. (H Shares)	8,609,000	7,544,941
Digital China Holdings Ltd. (H Shares)	497,000	866,019
Golden Eagle Retail Group Ltd. (H Shares)	611,000	1,732,440
Industrial & Commercial Bank of China Ltd. (H Shares)	9,517,000	7,089,607
Common Stocks - continued
	Shares	Value
China - continued
Maanshan Iron & Steel Co. Ltd. (H Shares)	4,994,000	$ 3,121,652
Minth Group Ltd.	680,000	1,356,670
Ping An Insurance Group Co. China Ltd. (H Shares)	430,500	4,394,329
Tencent Holdings Ltd.	55,600	1,215,332
Weichai Power Co. Ltd. (H Shares)	193,000	2,039,696
TOTAL CHINA		30,961,558
Colombia - 0.2%
Ecopetrol SA ADR	20,200	843,350
Egypt - 0.6%
Commercial International Bank Ltd.	335,400	2,503,864
Housing & Development Bank	2,780	10,548
TOTAL EGYPT		2,514,412
Hong Kong - 5.3%
Cathay Pacific Airways Ltd.	628,000	1,703,750
China Agri-Industries Holding Ltd.	1,549,000	2,196,030
China Mobile (Hong Kong) Ltd.	500	5,115
China Mobile (Hong Kong) Ltd. sponsored ADR (c)	122,600	6,268,538
CNOOC Ltd. sponsored ADR (c)	32,400	6,295,320
Cosco Pacific Ltd.	1,064,000	1,601,691
Lenovo Group Ltd.	1,780,000	1,098,879
Shanghai Industrial Holdings Ltd.	312,000	1,576,286
TOTAL HONG KONG		20,745,609
Hungary - 0.4%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	16,700	1,755,227
India - 9.7%
Adani Power Ltd. (a)	416,245	1,251,443
Bank of Baroda	144,624	2,939,679
Bank of India	121,500	1,410,594
Dabur India Ltd.	654,391	1,585,691
Future Mall Management Ltd.	4,914	0
Grasim Industries Ltd.	63,167	3,268,402
Housing Development and Infrastructure Ltd. (a)	149,631	869,686
Idea Cellular Ltd. (a)	610,900	1,009,486
Indiabulls Real Estate Ltd. (a)	312,391	1,198,889
Infosys Technologies Ltd. sponsored ADR	69,700	4,691,507
Jain Irrigation Systems Ltd.	55,360	1,477,157
JK Cement Ltd.	79,802	305,726
Larsen & Toubro Ltd.	57,559	2,651,498
Oil & Natural Gas Corp. Ltd.	60,550	1,907,522
Common Stocks - continued
	Shares	Value
India - continued
Pantaloon Retail India Ltd.	98,294	$ 1,160,510
Power Finance Corp. Ltd.	95,327	734,683
Reliance Industries Ltd.	81,785	1,811,583
State Bank of India	20,723	1,506,660
Tata Consultancy Services Ltd.	112,709	2,344,079
Ultratech Cement Ltd.	100,321	2,391,768
Union Bank of India	124,634	1,110,344
Unitech Ltd.	1,277,955	2,531,825
TOTAL INDIA		38,158,732
Indonesia - 3.2%
PT Bakrieland Development Tbk	77,220,500	1,332,434
PT Bank Central Asia Tbk	2,318,500	1,740,501
PT Bank Rakyat Indonesia Tbk	2,132,000	2,388,799
PT Bank Tabungan Negara Tbk	2,693,000	549,162
PT Gudang Garam Tbk	344,000	1,988,844
PT Indofood Sukses Makmur Tbk	3,573,000	2,181,835
PT Indosat Tbk	1,734,500	1,068,881
PT Perusahaan Gas Negara Tbk Series B	3,321,500	1,432,806
TOTAL INDONESIA		12,683,262
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan unit (a)	117,500	1,009,325
Korea (South) - 11.3%
Doosan Heavy Industries & Construction Co. Ltd.	23,347	1,738,357
Hana Financial Group, Inc.	42,980	1,272,156
Hyundai Mipo Dockyard Co. Ltd.	11,285	1,865,576
Hyundai Mobis	15,945	3,593,832
KB Financial Group, Inc.	100,380	4,308,678
Kia Motors Corp.	73,790	2,381,472
Korea Electric Power Corp. (a)	65,070	1,675,614
LG Display Co. Ltd.	55,750	1,934,234
LG Innotek Co. Ltd.	10,234	1,256,532
NCsoft Corp.	6,105	1,268,920
Orion Corp.	5,671	2,059,018
POSCO	3,282	1,491,906
S-Oil Corp.	20,060	1,240,281
Samsung C&T Corp.	42,187	2,301,278
Samsung Electronics Co. Ltd.	12,638	8,611,909
Samsung Engineering Co. Ltd.	16,090	2,144,864
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd. sponsored ADR (c)	54,700	$ 4,194,396
Tong Yang Life Insurance Co. Ltd.	119,120	1,222,280
TOTAL KOREA (SOUTH)		44,561,303
Luxembourg - 0.4%
Millicom International Cellular SA	16,300	1,563,985
Malaysia - 0.7%
Axiata Group Bhd (a)	1,876,600	2,662,577
Mexico - 3.9%
America Movil SAB de CV Series L sponsored ADR	154,200	8,223,486
Corporacion Geo SAB de CV Series B (a)	382,100	1,096,349
Empresas ICA Sociedad Controladora SAB de CV sponsored ADR (a)	124,300	1,208,196
Gruma SAB de CV Series B (a)	623,100	889,472
Grupo Modelo SAB de CV Series C	329,800	1,811,447
Grupo Televisa SA de CV (CPO) sponsored ADR	106,200	2,009,304
TOTAL MEXICO		15,238,254
Nigeria - 0.5%
Guaranty Trust Bank PLC GDR (Reg. S)	328,850	2,137,525
Philippines - 0.6%
Metropolitan Bank & Trust Co.	627,300	1,000,106
Philippine Long Distance Telephone Co. sponsored ADR	22,200	1,328,892
TOTAL PHILIPPINES		2,328,998
Poland - 0.6%
Eurocash SA	145,600	1,320,447
Polska Grupa Energetyczna SA	142,700	1,154,173
TOTAL POLAND		2,474,620
Russia - 7.1%
Bank St. Petersburg OJSC (a)	55,800	237,166
LSR Group OJSC:
GDR (Reg. S) (a)	103,700	881,450
unit (a)(d)	33,100	281,350
Lukoil Oil Co. sponsored:
ADR	63,100	3,577,770
ADR (United Kingdom)	6,900	391,920
Magnit OJSC GDR (Reg. S)	97,400	2,454,480
Magnitogorsk Iron & Steel Works OJSC unit (a)	285,600	3,704,232
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	97,000	919,560
OAO Gazprom sponsored ADR	136,400	2,857,580
Common Stocks - continued
	Shares	Value
Russia - continued
OAO NOVATEK GDR	33,500	$ 2,877,650
OGK-2 JSC GDR (Reg. S) (a)	169,200	974,140
OJSC MMC Norilsk Nickel ADR	172,600	2,942,830
Sberbank (Savings Bank of the Russian Federation) (a)	34,400	96,746
Sberbank (Savings Bank of the Russian Federation) GDR	19,000	5,828,535
TOTAL RUSSIA		28,025,409
South Africa - 6.6%
African Bank Investments Ltd.	258,200	1,328,006
AngloGold Ashanti Ltd.	75,900	3,514,402
Aspen Pharmacare Holdings Ltd.	126,800	1,710,023
Aveng Ltd.	293,500	1,831,691
Blue Label Telecoms Ltd.	1,882,200	1,701,222
Clicks Group Ltd.	196,634	1,246,912
FirstRand Ltd.	384,800	1,184,730
Gold Fields Ltd. sponsored ADR	156,700	2,392,809
Impala Platinum Holdings Ltd.	96,900	2,502,367
Mr. Price Group Ltd.	145,300	1,146,524
MTN Group Ltd.	108,100	1,954,119
Shoprite Holdings Ltd.	188,800	2,680,233
Standard Bank Group Ltd.	186,588	2,971,402
TOTAL SOUTH AFRICA		26,164,440
Sweden - 0.2%
Lundin Petroleum AB (a)	109,200	919,587
Taiwan - 7.1%
Acer, Inc.	571,596	1,454,639
Chroma ATE, Inc.	396,205	946,066
Delta Electronics, Inc.	501,000	2,095,529
Hon Hai Precision Industry Co. Ltd. (Foxconn)	591,976	2,229,397
HTC Corp.	136,000	3,090,513
Pegatron Corp. (a)	878,000	1,149,561
Synnex Technology International Corp.	621,753	1,442,786
Taiwan Fertilizer Co. Ltd.	1,025,000	3,206,410
Taiwan Mobile Co. Ltd.	809,000	1,672,452
Taiwan Semiconductor Manufacturing Co. Ltd.	191,469	379,421
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	596,701	6,050,548
Unimicron Technology Corp.	668,000	1,173,282
Wintek Corp. (a)	1,054,000	1,653,631
WPG Holding Co. Ltd.	549,000	1,090,962
Yuanta Financial Holding Co. Ltd.	518,000	315,449
TOTAL TAIWAN		27,950,646
Common Stocks - continued
	Shares	Value
Thailand - 1.5%
Advanced Info Service PCL (For. Reg.)	620,400	$ 1,944,507
Banpu PCL:
unit	4,100	96,853
(For. Reg.)	65,700	1,552,003
BEC World PCL (For. Reg.)	984,500	1,258,640
Siam Commercial Bank PCL (For. Reg.)	363,800	1,242,273
TOTAL THAILAND		6,094,276
Turkey - 2.4%
Asya Katilim Bankasi AS	270,000	649,568
Koc Holding AS	248,000	1,182,993
Turkiye Garanti Bankasi AS	484,000	2,810,646
Turkiye Is Bankasi AS Series C	508,000	2,159,834
Turkiye Vakiflar Bankasi TAO	836,000	2,542,966
TOTAL TURKEY		9,346,007
United Kingdom - 2.7%
Afren PLC (a)	347,200	603,250
Aurelian Oil & Gas PLC (a)	651,000	549,695
Faroe Petroleum PLC (a)	154,400	485,109
Hikma Pharmaceuticals PLC	108,476	1,173,275
International Personal Finance PLC	135,973	576,311
Kazakhmys PLC	195,500	4,459,393
Premier Oil PLC (a)	60,348	1,568,053
SOCO International PLC (a)	90,900	614,037
Tullow Oil PLC	31,500	630,438
TOTAL UNITED KINGDOM		10,659,561
United States of America - 1.5%
Central European Distribution Corp. (a)	44,600	995,472
Freeport-McMoRan Copper & Gold, Inc.	40,500	3,458,295
Gran Tierra Energy, Inc. (a)	167,600	1,293,554
TOTAL UNITED STATES OF AMERICA		5,747,321
TOTAL COMMON STOCKS (Cost $309,944,702)		395,226,188
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (e)	3,834,887	$ 3,834,887
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(e)	16,438,000	16,438,000
TOTAL MONEY MARKET FUNDS (Cost $20,272,887)		20,272,887
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.24%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $27,000)	$ 27,000	27,000
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $330,244,589)		415,526,075
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(20,963,660)
NET ASSETS - 100%		$ 394,562,415
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,045,438 or 0.3% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$27,000 due 10/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 5,076
Barclays Capital, Inc.	4,379
Credit Agricole Securities (USA) Inc.	7,454
Deutsche Bank Securities, Inc.	233
J.P. Morgan Securities, Inc.	5,945
Mizuho Securities USA, Inc.	2,795
Morgan Stanley & Co., Inc.	186
RBC Capital Markets Corp.	932
$ 27,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,443
Fidelity Securities Lending Cash Central Fund	49,044
Total	$ 55,487
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 65,674,494	$ 65,674,494	$ -	$ -
Korea (South)	44,561,303	35,150,871	9,410,432	-
India	38,158,732	29,679,797	8,478,935	-
China	30,961,558	30,961,558	-	-
Russia	28,025,409	28,025,409	-	-
Taiwan	27,950,646	27,571,225	379,421	-
South Africa	26,164,440	22,650,038	3,514,402	-
Hong Kong	20,745,609	20,740,494	5,115	-
Cayman Islands	15,476,504	15,415,027	61,477	-
Other	97,507,493	97,507,493	-	-
Money Market Funds	20,272,887	20,272,887	-	-
Cash Equivalents	27,000	-	27,000	-
Total Investments in Securities:	$ 415,526,075	$ 393,649,293	$ 21,876,782	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value (including securities loaned of $16,196,430 and repurchase agreements of $27,000) - See accompanying schedule: Unaffiliated issuers (cost $309,971,702)	$ 395,253,188
Fidelity Central Funds (cost $20,272,887)	20,272,887
Total Investments (cost $330,244,589)		$ 415,526,075
Foreign currency held at value (cost $200,110)		201,807
Receivable for investments sold		4,684,429
Receivable for fund shares sold		50,040
Dividends receivable		683,585
Distributions receivable from Fidelity Central Funds		3,802
Other receivables		3,688
Total assets		421,153,426

Liabilities
Payable to custodian bank	$ 1,259,202
Payable for investments purchased	6,929,570
Payable for fund shares redeemed	1,074,625
Other payables and accrued expenses	889,614
Collateral on securities loaned, at value	16,438,000
Total liabilities		26,591,011

Net Assets		$ 394,562,415
Net Assets consist of:
Paid in capital		$ 310,044,508
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		84,517,907
Net Assets, for 1,927,994 shares outstanding		$ 394,562,415
Net Asset Value, offering price and redemption price per share ($394,562,415 ÷ 1,927,994 shares)		$ 204.65

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Dividends		$ 7,419,767
Interest		211
Income from Fidelity Central Funds		55,487
Income before foreign taxes withheld		7,475,465
Less foreign taxes withheld		(728,284)
Total income		6,747,181

Expenses
Custodian fees and expenses	$ 395,795
Independent directors' compensation	1,838
Miscellaneous	16
Total expenses before reductions	397,649
Expense reductions	(1,838)	395,811
Net investment income (loss)		6,351,370
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $840,848)	33,901,049
Foreign currency transactions	(632,476)
Total net realized gain (loss)		33,268,573
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $61,983)	28,858,424
Assets and liabilities in foreign currencies	11,670
Total change in net unrealized appreciation (depreciation)		28,870,094
Net gain (loss)		62,138,667
Net increase (decrease) in net assets resulting from operations		$ 68,490,037

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2010	For the period December 9, 2008 (commencement of operations) to September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,351,370	$ 2,364,543
Net realized gain (loss)	33,268,573	13,531,502
Change in net unrealized appreciation (depreciation)	28,870,094	55,647,813
Net increase (decrease) in net assets resulting from operations	68,490,037	71,543,858
Distributions to partners from net investment income	(4,945,649)	(2,341,655)
Affiliated share transactions Proceeds from sales of shares	179,105,776	125,987,827
Reinvestment of distributions	4,303,422	1,601,136
Cost of shares redeemed	(34,051,036)	(15,131,301)
Net increase (decrease) in net assets resulting from share transactions	149,358,162	112,457,662
Total increase (decrease) in net assets	212,902,550	181,659,865

Net Assets
Beginning of period	181,659,865	-
End of period	$ 394,562,415	$ 181,659,865
Other Affiliated Information Shares
Sold	1,016,933	1,166,586
Issued in reinvestment of distributions	23,439	11,513
Redeemed	(184,717)	(105,760)
Net increase (decrease)	855,655	1,072,339

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 169.41	$ 100.00
Income from Investment Operations
Net investment income (loss) D	3.41	2.43
Net realized and unrealized gain (loss)	34.39	69.31
Total from investment operations	37.80	71.74
Distributions to partners from net investment income	(2.56)	(2.33)
Net asset value, end of period	$ 204.65	$ 169.41
Total Return B , C	22.50%	72.46%
Ratios to Average Net Assets E,H
Expenses before reductions	.12%	.12% A
Expenses net of fee waivers, if any	.12%	.12% A
Expenses net of all reductions	.12%	.12% A
Net investment income (loss)	1.86%	2.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 394,562	$ 181,660
Portfolio turnover rate F	104%	94% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 9, 2008 (commencement of operations) to September 30, 2009.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2010

1. Organization.

Fidelity Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets and Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 88,082,747
Gross unrealized depreciation	(5,806,267)
Net unrealized appreciation (depreciation)	$ 82,276,480

Tax Cost	$ 333,249,595

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $497,755,026 and $347,018,909, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $436 for the period.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Annual Report

7. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $49,044.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,838.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Shareholders of Fidelity Emerging Markets Equity Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Emerging Markets Equity Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of September 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended September 30, 2010 and for the period from December 9, 2008 (commencement of operations) to September 30, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Emerging Markets Equity Central Fund as of September 30, 2010, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended September 30, 2010 and for the period from December 9, 2008 (commencement of operations) to September 30, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 12, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2004

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Equity Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the lack of compensation to be received by Fidelity under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Floating Rate
Central Fund

Annual Report

September 30, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

FR1-ANN-1110
1.814672.105

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Past 5 years	Life of FundA
Fidelity® Floating Rate Central Fund	10.88%	5.54%	5.55%

A From December 15, 2004.

$10,000 Over Life of Fund *

Let's say hypothetically that $10,000 was invested in Fidelity® Floating Rate Central Fund on December 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P®/LSTA Leveraged Performing Loan Index performed over the same period.

* From December 31, 2004 (first date following the fund's commencement for which the life of fund return for the S&P/LSTA Leveraged Performing Loan Index is available).

Annual Report

Management's Discussion of Fund Performance

Market Recap: An expanding U.S. economy, a declining default rate and favorable supply/demand dynamics helped buoy the leveraged loan market during the 12 months ending September 30, 2010. The S&P®/LSTA Leveraged Performing Loan Index returned 10.44% for the one-year period. Loan supply diminished as many leveraged companies restructured their debt by locking in low long-term interest rates through the issuance of longer-term secured bonds, using the proceeds to pay off outstanding floating-rate bank loans. At the same time, demand for loans remained strong, which helped to boost loan prices. Business fundamentals also supplied a tail wind, as corporate earnings were strong and the economy reeled off four consecutive quarters of growth. Additionally, the default rate dropped from nearly 11% in October 2009 to about 3% by period end. Of further note, recovery rates on defaulted loans improved during the year.

Comments from Eric Mollenhauer, Portfolio Manager of Fidelity® Floating Rate Central Fund: For the year ending September 30, 2010, the fund returned 10.88%, slightly outperforming the S&P/LSTA index. At the industry level, the fund benefited versus the index from strong security selection within lodging/casinos, electronics/electrical, health care and chemicals/plastics. Top individual contributors included an-out-of-index position in luxury resort operator Kerzner International and overweightings in Freescale Semiconductor, automotive parts companies Visteon - no longer held - and Federal-Mogul, and chemicals manufacturer LyondellBasell. A small allocation to high-yield bonds (both floating- and fixed-rate) also boosted relative performance. On the down side, the fund was held back by unfavorable security selection within leisure goods/activities/movies, financial intermediaries and radio/television. In terms of individual securities, untimely ownership and an overweighting of MGM detracted, as did communications providers Intelsat and Digicel, and gaming company Chukchansi, the last two of which were out-of-benchmark holdings. Not owning real estate investment trust Spirit Finance, a strong-performing index component, also dampened results, along with a modest cash position.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Actual	.0005%	$ 1,000.00	$ 1,023.50	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.07	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of September 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	3.5	3.7
Charter Communications Operating LLC	3.0	2.6
HCA, Inc.	3.0	3.0
Federal-Mogul Corp.	2.7	2.9
Digicel International Fin Ltd.	2.2	2.3
	14.4
Top Five Market Sectors as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.2	9.4
Technology	9.7	9.7
Healthcare	9.1	9.8
Electric Utilities	8.9	7.5
Gaming	6.4	6.4
Quality Diversification (% of fund's net assets) as of September 30, 2010
As of September 30, 2010	As of March 31, 2010
BBB 0.7%	BBB 2.6%
BB 27.3%	BB 31.4%
B 36.1%	B 37.5%
CCC,CC,C 7.1%	CCC,CC,C 7.2%
D 0.2%	D 1.3%
Not Rated 24.1%	Not Rated 16.6%
Equities 1.3%	Equities 0.3%
Interfund Loans 0.4%	Interfund Loans 0.0%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 3.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of September 30, 2010*		As of March 31, 2010**
	Interfund Loans 0.4%		Interfund Loans 0.0%
	Floating Rate Loans 88.3%		Floating Rate Loans 89.4%
	Nonconvertible Bonds 7.2%		Nonconvertible Bonds 7.2%
	Common Stocks 1.3%		Common Stocks 0.3%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	8.4%	** Foreign investments	6.6%

Annual Report

Investments September 30, 2010

Showing Percentage of Net Assets

Floating Rate Loans (f) - 88.3%
	Principal Amount	Value
Aerospace - 1.8%
McKechnie Aerospace Holdings Ltd.:
Tranche 1LN, term loan 2.26% 5/11/14 (e)	$ 1,073,040	$ 1,040,849
Tranche 2LN, term loan 5.26% 5/11/15 pay-in-kind (e)	859,836	842,639
Sequa Corp. term loan 3.775% 12/3/14 (e)	52,351,412	49,079,448
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.01% 3/28/14 (e)	543,400	533,891
		51,496,827
Air Transportation - 2.1%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.2496% 4/30/12 (e)	9,760,356	9,565,148
Tranche 2LN, term loan 3.5073% 4/30/14 (e)	13,542,264	12,797,439
Northwest Airlines Corp.:
Tranche A, term loan 2.29% 12/31/18 (e)	5,321,630	4,470,169
Tranche B, term loan 3.79% 12/22/13 (e)	3,096,413	2,879,664
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (e)	4,829,860	4,552,143
US Airways Group, Inc. term loan 2.7563% 3/23/14 (e)	28,415,342	24,650,310
		58,914,873
Automotive - 4.8%
AM General LLC:
term loan 6.283% 4/17/12 (e)	6,834,801	5,604,537
Credit-Linked Deposit 3.2563% 9/30/12 (e)	125,331	110,291
Tranche B, term loan 3.2767% 9/30/13 (e)	2,293,111	2,017,938
Federal-Mogul Corp.:
Tranche B, term loan 2.1975% 12/27/14 (e)	57,347,692	50,179,230
Tranche C, term loan 2.1975% 12/27/15 (e)	29,259,027	25,455,353
Ford Motor Co. term loan 3.0304% 12/15/13 (e)	52,968,942	51,379,874
		134,747,223
Broadcasting - 3.5%
Clear Channel Communications, Inc. Tranche A, term loan 3.6563% 7/30/14 (e)	9,730,000	7,929,950
Nexstar Broadcasting, Inc. term loan 5.0987% 9/30/16 (e)	3,476,288	3,450,215
Univision Communications, Inc. Tranche 1LN, term loan 2.5063% 9/29/14 (e)	67,319,742	59,325,523
Floating Rate Loans (f) - continued
	Principal Amount	Value
Broadcasting - continued
VNU, Inc.:
term loan 2.2577% 8/9/13 (e)	$ 1,752,886	$ 1,695,918
Tranche C, term loan 4.0077% 5/1/16 (e)	28,172,118	27,256,524
		99,658,130
Cable TV - 4.6%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (e)	85,598,098	83,569,415
Charter Communications Operating LLC Tranche C, term loan 3.54% 9/6/16 (e)	3,870,501	3,778,770
CSC Holdings, Inc. Tranche B3, term loan 3.2623% 3/29/16 (e)	18,345,319	17,864,671
Liberty Cablevision of Puerto Rico LTC term loan 2.2922% 6/15/14 (e)	1,983,375	1,824,705
TWCC Holding Corp. Tranche B, term loan 5% 9/12/15 (e)	4,724,663	4,748,287
UPC Broadband Holding BV:
Tranche T, term loan 4.2507% 12/31/16 (e)	2,429,363	2,353,445
Tranche X, term loan 4.2507% 12/31/17 (e)	18,199,627	17,608,139
		131,747,432
Capital Goods - 1.9%
Baker Tanks, Inc. Tranche C, term loan 4.9131% 5/8/14 (e)	1,256,210	1,180,837
Dresser, Inc.:
Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (e)	18,963,460	18,299,739
Tranche B 1LN, term loan 2.6119% 5/4/14 (e)	5,142,545	4,975,412
Kinetek Industries, Inc. Tranche B 1LN, term loan 4.2381% 11/10/13 (e)	1,170,766	995,151
Polypore, Inc. Tranche B, term loan 2.26% 7/3/14 (e)	9,602,174	9,314,109
Tomkins PLC Tranche B, term loan 6.75% 9/21/16 (e)	19,460,000	19,654,600
		54,419,848
Chemicals - 2.0%
Celanese Holding LLC Tranche C, term loan 3.5339% 10/31/16 (e)	4,785,255	4,653,661
Chemtura Corp. term loan:
5.5% 8/27/16 (e)	7,775,000	7,833,313
Floating Rate Loans (f) - continued
	Principal Amount	Value
Chemicals - continued
Chemtura Corp. term loan: - continued
6% 2/1/11 (e)	$ 9,740,000	$ 9,800,875
Lyondell Chemical Co. term loan 5.5% 4/8/16 (e)	4,443,863	4,488,301
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (e)	7,206,410	6,846,090
Nalco Co. Tranche B 1LN, term loan 4.5% 9/30/17 (e)	6,875,000	6,840,625
Solutia, Inc. Tranche B, term loan 4.75% 3/17/17 (e)	4,682,563	4,705,975
Tronox Worldwide LLC:
Tranche B 1LN, term loan 11.25% 12/24/10 (e)	7,669,529	7,736,638
Tranche B 2LN, term loan 11.25% 12/24/10 (e)	2,060,471	2,078,500
		54,983,978
Consumer Products - 1.8%
Huish Detergents, Inc.:
Tranche 2LN, term loan 4.51% 10/26/14 (e)	4,710,000	4,474,500
Tranche B 1LN, term loan 2.01% 4/26/14 (e)	8,683,034	8,248,882
Revlon Consumer Products Corp. term loan 6.2453% 3/11/15 (e)	9,686,325	9,662,109
Spectrum Brands, Inc. term loan 8.05% 6/16/16 (e)	9,740,000	9,910,450
Sports Authority, Inc. Tranche B, term loan 2.5394% 5/3/13 (e)	20,397,516	18,894,219
		51,190,160
Containers - 0.6%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	10,392,245	10,366,265
Tranche 2LN, term loan 10% 9/2/16 (e)	5,840,000	5,825,400
		16,191,665
Diversified Financial Services - 4.1%
AX Acquisition Corp. Tranche B1, term loan 3.625% 8/15/14 (e)	7,958,312	7,714,628
BRSP LLC term loan 7.5% 6/24/14 (e)	16,413,700	16,413,700
Clear Channel Capital I LLC Tranche B, term loan 3.9063% 1/29/16 (e)	18,829,032	14,710,182
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (e)	11,233,000	11,457,660
Tranche 2LN, term loan 7% 3/17/16 (e)	8,237,000	8,381,148
LPL Investment Holdings, Inc.:
term loan 4.25% 6/25/15 (e)	7,306,245	7,251,448
Tranche D, term loan 2.0394% 6/28/13 (e)	2,321,127	2,239,887
Nuveen Investments, Inc. term loan 3.5113% 11/13/14 (e)	12,735,394	11,493,693
Floating Rate Loans (f) - continued
	Principal Amount	Value
Diversified Financial Services - continued
Royalty Pharma Finance Trust Tranche B, term loan 2.7834% 4/16/13 (e)	$ 12,784,260	$ 12,720,339
Springboard Finance LLC term loan 7% 2/23/15 (e)	4,875,000	4,899,375
SW Acquisitions Co., Inc. Tranche B, term loan 5.75% 12/1/16 (e)	14,604,638	14,660,135
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.5394% 12/15/14 (e)	3,280,000	2,968,400
		114,910,595
Diversified Media - 0.6%
Advanstar, Inc. Tranche 1LN, term loan 2.5394% 5/31/14 (e)	4,634,325	3,522,087
Affinion Group, Inc. Tranche B, term loan 5% 10/9/16 (e)	9,681,350	9,487,723
Autotrader.Com, Inc. Tranche B, term loan 6% 6/14/16 (e)	4,870,000	4,876,088
		17,885,898
Electric Utilities - 8.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2894% 3/30/12 (e)	3,414,408	3,196,739
term loan 3.2894% 3/30/14 (e)	25,637,806	24,003,396
Bicent Power LLC Tranche 2LN, term loan 4.29% 12/31/14 (e)	7,570,000	3,747,150
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (e)	24,700,393	24,082,883
Calpine New Development Holdings LLC term loan 7% 6/8/17 (e)	38,857,613	39,440,477
GenOn Energy, Inc. Tranche B, term loan 9/20/17 (e)	14,595,000	14,558,513
MACH Gen LLC Credit-Linked Deposit 2.2894% 2/22/13 (e)	242,828	226,437
Nebraska Energy, Inc. Tranche 2LN, term loan 5.0625% 5/1/14 (e)	14,420,000	12,978,000
Texas Competitive Electric Holdings Co. LLC Tranche DD, term loan 3.7577% 10/10/14 (e)	33,897,600	25,762,176
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7577% 10/10/14 (e)	8,662,293	6,724,105
Tranche B2, term loan 3.9233% 10/10/14 (e)	85,272,277	66,192,605
Tranche B3, term loan 3.7577% 10/10/14 (e)	33,821,504	26,211,665
		247,124,146
Floating Rate Loans (f) - continued
	Principal Amount	Value
Energy - 1.4%
Alon USA, Inc. term loan 2.5821% 8/4/13 (e)	$ 2,087,350	$ 1,346,341
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 2.8125% 11/1/13 (e)	158,748	149,223
Tranche B 1LN, term loan 2.8125% 11/1/13 (e)	8,637,418	8,119,173
Sheridan Production Partners LP term loan 7.5% 4/20/17 (e)	23,820,000	23,611,575
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (e)	7,698,873	7,236,941
		40,463,253
Entertainment/Film - 0.8%
Gun Lake Tribal Gaming Authority term loan 12% 7/20/15 (e)	9,725,000	9,712,844
Live Nation Entertainment, Inc. Tranche B, term loan 4.5% 11/6/16 (e)	8,104,275	7,982,711
National CineMedia LLC term loan 2.05% 2/13/15 (e)	6,450,000	6,224,250
		23,919,805
Environmental - 0.4%
Clopay Ames True Temper Holding Corp. Tranche B, term loan 7.75% 9/28/16 (e)	9,730,000	9,790,813
Synagro Technologies, Inc. Tranche 1LN, term loan 2.26% 3/30/14 (e)	212,850	182,519
		9,973,332
Food and Drug Retail - 2.2%
BI-LO LLC term loan 9.5% 5/12/15 (e)	18,973,500	19,115,801
GNC Corp. term loan 2.645% 9/16/13 (e)	13,231,493	12,735,312
Rite Aid Corp.:
Tranche 3, term loan 6% 6/4/14 (e)	4,962,025	4,862,785
Tranche ABL, term loan 2.0132% 6/4/14 (e)	28,764,734	25,456,790
		62,170,688
Food/Beverage/Tobacco - 0.7%
Bolthouse Farms, Inc. Tranche 2LN, term loan 9.5% 8/11/16 (e)	7,790,000	7,799,738
NBTY, Inc. Tranche B, term loan 6.25% 9/22/17 (e)	11,590,000	11,734,875
		19,534,613
Gaming - 5.5%
Centaur Gaming LLC:
Tranche 1LN, term loan 9.25% 10/30/12 (b)(e)	6,925,024	5,401,519
Tranche 2LN, term loan 14.25% 10/30/12 (b)(e)	3,009,286	60,186
Fantasy Springs Resort Casino term loan 12% 8/6/12 (e)	7,462,534	6,473,748
Floating Rate Loans (f) - continued
	Principal Amount	Value
Gaming - continued
Greenwood Racing, Inc. term loan 2.51% 11/28/11 (e)	$ 6,832,992	$ 6,696,333
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.4978% 1/28/15 (e)	14,499,470	12,452,145
Tranche B2, term loan 3.4978% 1/28/15 (e)	4,609,410	3,981,608
Tranche B4, term loan 9.5% 10/31/16 (e)	9,661,988	9,903,537
Kerzner International Ltd.:
term loan 3.5045% 9/1/13 (e)	45,949,970	35,840,977
Tranche DD, term loan 3.2946% 9/1/13 (e)	26,027,368	20,301,347
MGM Mirage, Inc. Tranche D, term loan 6% 10/3/11 (e)	16,557,143	16,039,732
Venetian Macau Ltd.:
Tranche B, term loan 4.78% 5/26/13 (e)	14,541,981	14,360,207
Tranche DD, term loan 5.04% 5/26/12 (e)	7,238,953	7,148,466
Venetian Macau US Finance, Inc. Tranche B, term loan 5.04% 5/25/13 (e)	16,165,079	15,963,016
		154,622,821
Healthcare - 9.1%
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (e)	3,950,000	3,969,750
Community Health Systems, Inc.:
Tranche B, term loan 2.5494% 7/25/14 (e)	38,078,093	36,078,993
Tranche DD, term loan 2.5494% 7/25/14 (e)	1,957,921	1,855,130
Concentra Operating Corp.:
Tranche 2LN, term loan 5.79% 6/25/15 (e)	1,590,000	1,518,450
Tranche B 1LN, term loan 2.54% 6/25/14 (e)	6,578,803	6,364,992
Golden Gate National Senior Care LLC:
Tranche 1LN, term loan 3.0063% 3/14/11 (e)	2,739,577	2,657,390
Tranche 2LN, term loan 8.0103% 9/14/11 (e)	9,060,000	8,742,900
Graceway Pharmaceuticals LLC Tranche B 1LN, term loan 3.0063% 5/3/12 (e)	4,449,387	2,936,595
HCA, Inc.:
Tranche B, term loan 2.5394% 11/17/13 (e)	24,991,199	24,116,508
Tranche B2, term loan 3.5394% 3/31/17 (e)	59,933,869	58,213,767
HealthSouth Corp. term loan:
2.51% 3/10/13 (e)	4,160,482	4,129,278
4.01% 3/15/14 (e)	3,424,256	3,398,574
HGI Holdings, Inc. Tranche B, term loan 5.2569% 10/1/16 (e)	9,410,000	9,421,763
Manor Care, Inc. term loan 2.7603% 12/21/14 (e)	9,769,483	9,378,704
Mylan, Inc. Tranche B, term loan 3.5625% 10/2/14 (e)	5,825,138	5,825,138
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (e)	10,800,310	10,530,302
Floating Rate Loans (f) - continued
	Principal Amount	Value
Healthcare - continued
PTS Acquisition Corp. term loan 2.5063% 4/10/14 (e)	$ 3,149,456	$ 2,921,120
Rural/Metro Operating Co., LLC term loan 7% 12/9/14 (e)	7,645,822	7,712,722
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.6856% 6/15/14 (e)	20,613,678	19,119,187
Tranche 2LN, term loan 6.0494% 6/15/15 (e)	8,000,000	7,440,000
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 3.5334% 4/19/13 (e)	1,223,882	1,199,405
Tranche B, term loan 3.5525% 4/19/14 (e)	2,273,067	2,227,605
Team Health, Inc. term loan 2.3262% 11/22/12 (e)	6,307,886	6,118,649
Valeant Pharmaceuticals International:
term loan 0.75% 9/21/16 (e)	1,037,000	1,043,481
Tranche B, term loan 5.5% 9/21/16 (e)	4,148,000	4,173,925
VWR Funding, Inc. term loan 2.7563% 6/29/14 (e)	8,036,907	7,635,062
Warner Chilcott Corp.:
Tranche A, term loan 6% 10/30/14 (e)	3,052,500	3,056,468
Tranche B, term loan 6.25% 4/30/15 (e)	3,927,066	3,932,171
		255,718,029
Homebuilding/Real Estate - 1.8%
Capital Automotive (REIT) Tranche C, term loan 2.76% 12/14/12 (e)	11,810,173	11,455,868
CB Richard Ellis Services, Inc.:
Tranche B1, term loan 6% 12/20/15 (e)	8,469,656	8,469,656
Tranche B1-A, term loan 6% 12/20/15 (e)	5,516,080	5,516,080
Realogy Corp.:
Credit-Linked Deposit 3.35% 10/10/13 (e)	1,959,571	1,744,018
Tranche 2LN, term loan 13.5% 10/15/17	4,865,000	5,205,550
Tranche B, term loan 3.2579% 10/10/13 (e)	14,375,927	12,794,575
Tranche DD, term loan 3.3092% 10/10/13 (e)	4,936,387	4,393,384
		49,579,131
Insurance - 0.3%
USI Holdings Corp. Tranche B, term loan 3.01% 5/4/14 (e)	10,743,291	9,883,828
Leisure - 2.3%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/22/16 (e)	31,266,638	29,703,306
Cannery Casino Resorts LLC:
term loan 4.5073% 5/18/13 (e)	2,037,172	1,909,849
Tranche B, term loan 4.5073% 5/18/13 (e)	2,188,737	2,051,941
London Arena & Waterfront Finance LLC Tranche A, term loan 2.7744% 3/8/12 (e)	2,444,624	2,322,393
Floating Rate Loans (f) - continued
	Principal Amount	Value
Leisure - continued
Six Flags, Inc. Tranche B, term loan 6% 6/30/16 (e)	$ 9,409,253	$ 9,444,068
Town Sports International LLC term loan 2.125% 2/27/14 (e)	2,992,248	2,737,907
Universal City Development Partners Ltd. Tranche B 1LN, term loan 5.5% 11/6/14 (e)	18,213,849	18,213,849
		66,383,313
Metals/Mining - 0.6%
Fairmount Minerals Ltd. Tranche B, term loan 6.25% 8/5/16 (e)	8,020,000	8,040,050
Oxbow Carbon LLC Tranche B, term loan 2.2894% 5/8/14 (e)	9,305,999	8,957,024
		16,997,074
Paper - 0.4%
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.2935% 12/20/12 (e)	4,864,165	4,827,683
Tranche C, term loan 3.5413% 12/23/14 (e)	5,247,510	5,234,391
		10,062,074
Publishing/Printing - 2.2%
Cenveo Corp.:
Tranche C, term loan 4.7616% 6/21/13 (e)	9,859,232	9,686,696
Tranche DD, term loan 4.7616% 6/21/13 (e)	282,083	277,147
Idearc, Inc. term loan 10.25% 12/31/15 (e)	2,390,048	1,864,237
Newsday LLC term loan:
6.7759% 8/1/13 (e)	4,000,000	4,025,200
10.5% 8/1/13	8,000,000	8,510,400
Quad/Graphics, Inc. term loan 5.5% 4/23/16 (e)	13,585,950	13,314,231
Thomson Learning Tranche B, term loan 2.54% 7/5/14 (e)	17,021,516	15,298,087
Tribune Co. Tranche X, term loan 7.0838% 3/17/09 (b)(e)	8,055,238	5,074,800
Yell Group PLC Tranche B1, term loan 4.0063% 7/31/14 (e)	6,017,447	3,309,596
		61,360,394
Railroad - 0.0%
Helm Holding Corp. Tranche B 1LN, term loan 2.7563% 7/8/11 (e)	841,804	778,669
Floating Rate Loans (f) - continued
	Principal Amount	Value
Restaurants - 0.5%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.6774% 6/14/13 (e)	$ 1,216,733	$ 1,111,790
term loan 2.875% 6/14/14 (e)	13,044,703	11,919,597
		13,031,387
Services - 2.5%
Adesa, Inc. term loan 3.01% 10/20/13 (e)	6,340,975	6,166,598
Affinion Group Holdings, Inc. term loan 8.5073% 3/1/12 (e)	5,689,950	5,591,367
ARAMARK Corp.:
Credit-Linked Deposit 2.1328% 1/26/14 (e)	284,889	272,069
term loan 2.4084% 1/26/14 (e)	3,533,111	3,374,121
Credit-Linked Deposit 3.5078% 7/26/16 (e)	512,694	505,004
Tranche B, term loan 3.7834% 7/26/16 (e)	7,795,851	7,678,913
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (e)	9,051,169	9,028,542
Central Parking Corp.:
Credit-Linked Deposit 2.5625% 5/22/14 (e)	3,236,777	2,678,433
Tranche 2LN, term loan 5.0625% 11/22/14 (e)	1,950,000	1,501,500
Tranche B 1LN, term loan 2.5625% 5/22/14 (e)	4,442,152	3,675,881
Education Management LLC/Education Management Finance Corp. Tranche C, term loan 2.0625% 6/1/13 (e)	5,877,268	5,348,314
Florida Career College Holdings, Inc. Tranche B, term loan 2.5394% 6/7/13 (e)	8,099,904	7,472,162
Hertz Corp.:
Credit-Linked Deposit 2.0891% 12/21/12 (e)	2,138,802	2,098,700
Tranche B, term loan 2.01% 12/21/12 (e)	15,180,542	14,895,907
		70,287,511
Specialty Retailing - 1.7%
Burlington Coat Factory Warehouse Corp. term loan 2.535% 5/28/13 (e)	7,656,389	7,273,569
Claire's Stores, Inc. term loan 3.0744% 5/29/14 (e)	6,993,651	6,101,960
Dave & Buster's Holdings, Inc. Tranche B, term loan 6% 6/1/16 (e)	4,852,838	4,804,309
Michaels Stores, Inc.:
Tranche B1, term loan 2.6343% 10/31/13 (e)	5,525,512	5,339,026
Tranche B2, term loan 4.8843% 7/31/16 (e)	7,436,090	7,287,368
Sally Holdings LLC Tranche B, term loan 2.51% 11/16/13 (e)	8,939,895	8,805,797
Toys 'R' US, Inc. term loan 6% 9/1/16 (e)	9,720,000	9,744,300
		49,356,329
Floating Rate Loans (f) - continued
	Principal Amount	Value
Steels - 0.2%
Tube City IMS Corp.:
term loan 2.5063% 1/25/14 (e)	$ 4,512,738	$ 4,163,001
Revolving Credit-Linked Deposit 2.7834% 1/25/14 (e)	566,838	522,908
		4,685,909
Super Retail - 0.8%
Bass Pro Group LLC Tranche B, term loan 5.0564% 4/12/15 (e)	8,676,400	8,654,709
Dollar General Corp. Tranche B1, term loan 3.1079% 7/6/14 (e)	9,265,093	9,079,792
PETCO Animal Supplies, Inc. term loan 2.6316% 10/26/13 (e)	5,747,853	5,589,787
		23,324,288
Technology - 8.1%
Avaya, Inc. term loan 3.0575% 10/24/14 (e)	18,297,653	16,262,039
First Data Corp.:
Tranche B1, term loan 3.0063% 9/24/14 (e)	13,979,203	12,284,225
Tranche B2, term loan 3.0063% 9/24/14 (e)	20,984,403	18,440,044
Tranche B3, term loan 3.0063% 9/24/14 (e)	20,987,826	18,443,052
Flextronics International Ltd.:
Tranche B A1, term loan 2.5073% 10/1/14 (e)	6,093,115	5,773,226
Tranche B-A, term loan 2.5093% 10/1/14 (e)	21,204,040	20,249,858
Freescale Semiconductor, Inc. term loan 4.5094% 12/1/16 (e)	40,051,415	36,797,238
Intergraph Corp.:
Tranche 1LN, term loan 4.5494% 5/29/14 (e)	3,667,753	3,658,583
Tranche 2LN, term loan 10.25% 11/29/14 (e)	3,950,000	3,950,000
Kronos, Inc.:
Tranche 1LN, term loan 2.0394% 6/11/14 (e)	19,280,059	18,316,056
Tranche 2LN, term loan 6.2834% 6/11/15 (e)	30,920,000	29,064,800
Serena Software, Inc. term loan 2.2928% 3/10/13 (e)	6,925,667	6,544,755
SunGard Data Systems, Inc. term loan 2.0076% 2/28/14 (e)	24,596,540	23,735,661
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (e)	14,613,375	14,686,442
		228,205,979
Telecommunications - 9.2%
Asurion Corp.:
Tranche 1LN, term loan 3.2777% 7/3/14 (e)	19,305,000	18,484,538
Tranche 2LN, term loan 6.7573% 7/3/15 (e)	19,720,000	18,661,036
Floating Rate Loans (f) - continued
	Principal Amount	Value
Telecommunications - continued
Consolidated Communications, Inc. term loan 2.76% 12/31/14 (e)	$ 5,000,000	$ 4,750,000
Digicel International Finance Ltd.:
Tranche A, term loan 3.8125% 3/30/12 (e)	36,693,669	35,317,656
Tranche C, term loan 4.0625% 3/23/12 (e)	1,412,641	1,359,667
Tranche D, term loan 3.8125% 3/31/15 (e)	28,399,127	27,334,159
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (b)(e)	7,489,353	4,793,186
Intelsat Jackson Holdings Ltd. term loan 3.5333% 2/1/14 (e)	47,923,189	44,748,278
Intelsat Ltd. Tranche B, term loan 3.0333% 7/3/13 (e)	20,287,336	19,780,152
Knology, Inc. term loan 2.5078% 6/30/12 (e)	8,784,003	8,773,023
Level 3 Financing, Inc. term loan 2.6998% 3/13/14 (e)	24,020,000	21,918,250
PanAmSat Corp.:
Tranche B2 A, term loan 3.0333% 1/3/14 (e)	6,802,381	6,555,795
Tranche B2 B, term loan 3.0333% 1/3/14 (e)	6,800,288	6,553,778
Tranche B2 C, term loan 3.0333% 1/3/14 (e)	6,800,288	6,553,778
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	28,295,000	28,014,015
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.7231% 5/26/13 (e)	2,338,719	2,303,638
Tranche C 1LN, term loan 4.7231% 5/26/14 (e)	2,338,719	2,303,638
		258,204,587
Textiles & Apparel - 0.4%
Levi Strauss & Co. term loan 2.5063% 4/4/14 (e)	11,550,000	10,799,250
Trucking & Freight - 0.6%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (e)	18,250,209	17,839,580
TOTAL FLOATING RATE LOANS (Cost $2,461,172,536)		2,490,452,619
Nonconvertible Bonds - 7.2%
	Principal Amount	Value
Air Transportation - 0.1%
United Air Lines, Inc. 9.875% 8/1/13 (d)	$ 1,965,000	$ 2,132,025
Capital Goods - 0.2%
Esco Corp. 4.1672% 12/15/13 (d)(e)	5,250,000	4,882,500
Chemicals - 0.1%
Lyondell Chemical Co. 11% 5/1/18	2,618,809	2,897,057
Diversified Financial Services - 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16	6,450,000	6,490,313
Ineos Finance PLC 9% 5/15/15 (d)	2,175,000	2,278,313
MU Finance PLC 8.375% 2/1/17 (d)	11,755,000	11,519,900
		20,288,526
Electric Utilities - 0.1%
Energy Future Holdings Corp. 10% 1/15/20 (d)	3,285,000	3,293,213
Energy - 0.3%
ATP Oil & Gas Corp. 11.875% 5/1/15 (d)	4,865,000	4,196,063
OPTI Canada, Inc. 8.25% 12/15/14	4,865,000	3,660,913
		7,856,976
Gaming - 0.9%
Chukchansi Economic Development Authority 4.1226% 11/15/12 (d)(e)	8,886,000	5,109,450
Harrah's Operating Co., Inc. 11.25% 6/1/17	7,075,000	7,729,438
MGM Mirage, Inc.:
10.375% 5/15/14	3,350,000	3,726,875
11.125% 11/15/17	4,715,000	5,381,230
13% 11/15/13	2,720,000	3,202,800
		25,149,793
Insurance - 0.1%
USI Holdings Corp. 4.2513% 11/15/14 (d)(e)	3,050,000	2,596,313
Leisure - 0.1%
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	3,260,000	3,361,875
Metals/Mining - 0.4%
FMG Finance Property Ltd. 4.2969% 9/1/11 (d)(e)	10,205,000	10,256,025
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - 0.2%
Verso Paper Holdings LLC/Verso Paper, Inc. 4.2156% 8/1/14 (e)	$ 5,350,000	$ 4,761,500
Publishing/Printing - 0.3%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (d)(e)	8,830,000	8,763,775
Restaurants - 0.2%
Games Merger Corp. 11% 6/1/18 (d)	5,000,000	5,375,000
Services - 0.7%
ARAMARK Corp. 3.9656% 2/1/15 (e)	10,595,000	9,654,694
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.8763% 5/15/14 (e)	12,975,000	11,872,125
		21,526,819
Technology - 1.6%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (e)	10,816,833	10,248,949
Freescale Semiconductor, Inc.:
4.1672% 12/15/14 (e)	18,925,000	18,735,750
10.125% 3/15/18 (d)	4,870,000	5,150,025
NXP BV/NXP Funding LLC 3.2759% 10/15/13 (e)	11,385,000	10,787,288
		44,922,012
Telecommunications - 1.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	7,300,000	7,884,000
Clearwire Escrow Corp. 12% 12/1/15 (d)	10,000,000	10,800,000
Qwest Corp. 3.5422% 6/15/13 (e)	8,410,000	8,788,450
		27,472,450
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 4.1211% 12/15/14 (e)	6,590,000	6,326,400
TOTAL NONCONVERTIBLE BONDS (Cost $193,239,966)		201,862,259
Common Stocks - 1.3%
	Shares
Chemicals - 1.1%
LyondellBasell Industries NV:
Class A (a)	706,309	16,880,785
Class B (a)	646,779	15,425,679
		32,306,464
Common Stocks - continued
	Shares	Value
Publishing/Printing - 0.2%
RDA Holding Co. (a)	302,519	$ 5,747,861
SuperMedia, Inc. (a)	12,209	129,049
		5,876,910
TOTAL COMMON STOCKS (Cost $29,710,265)		38,183,374
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $29)	2,903,495	29
Interfund Loans - 0.4%
Principal Amount
With Fidelity Software & Computer Services Portfolio, at 0.46% due 10/1/2010 (c) (Cost $10,694,000)	$ 10,694,000	10,694,000
Cash Equivalents - 5.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.24%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Treasury Obligations) #	146,131,983	146,131,000
0.25%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Treasury Obligations) #	4,768,033	4,768,000
TOTAL CASH EQUIVALENTS (Cost $150,899,000)		150,899,000
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $2,845,715,796)		2,892,091,281
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(71,253,250)
NET ASSETS - 100%		$ 2,820,838,031
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Loan is with an affiliated fund.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,236,602 or 3.0% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$146,131,000 due 10/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 27,471,246
Barclays Capital, Inc.	23,700,688
Credit Agricole Securities (USA) Inc.	40,341,597
Deutsche Bank Securities, Inc.	1,260,675
J.P. Morgan Securities, Inc.	32,177,455
Mizuho Securities USA, Inc.	15,128,099
Morgan Stanley & Co., Inc.	1,008,540
RBC Capital Markets Corp.	5,042,700
$ 146,131,000
$4,768,000 due 10/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 2,348,613
Banc of America Securities LLC	1,081,252
Barclays Capital, Inc.	1,338,135
$ 4,768,000
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,876,910	$ 129,049	$ -	$ 5,747,861
Materials	32,306,464	32,306,464	-	-
Corporate Bonds	201,862,259	-	201,862,259	-
Floating Rate Loans	2,490,452,619	-	2,480,739,775	9,712,844
Other	29	-	-	29
Cash Equivalents	150,899,000	-	150,899,000	-
Interfund Loans	10,694,000	-	10,694,000	-
Total Investments in Securities:	$ 2,892,091,281	$ 32,435,513	$ 2,844,195,034	$ 15,460,734
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 5,268,298
Total Realized Gain (Loss)	(49,698)
Total Unrealized Gain (Loss)	351,709
Cost of Purchases	15,608,751
Proceeds of Sales	(4,583,783)
Amortization/Accretion	8,350
Transfers in to Level 3	-
Transfers out of Level 3	(1,142,893)
Ending Balance	$ 15,460,734
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ (156,433)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value (including repurchase agreements of $150,899,000) - See accompanying schedule: Unaffiliated issuers (cost $2,835,021,796)	$ 2,881,397,281
Other affiliated issuers (cost $10,694,000)	10,694,000
Total Investments (cost $2,845,715,796)		$ 2,892,091,281
Cash		5,713,799
Receivable for investments sold		10,273,117
Receivable for fund shares sold		262,780
Interest receivable		14,988,103
Other affiliated receivables		138
Total assets		2,923,329,218

Liabilities
Payable for investments purchased	$ 95,085,169
Payable for fund shares redeemed	45,161
Distributions payable	7,358,337
Other payables and accrued expenses	2,520
Total liabilities		102,491,187

Net Assets		$ 2,820,838,031
Net Assets consist of:
Paid in capital		$ 2,774,462,546
Net unrealized appreciation (depreciation) on investments		46,375,485
Net Assets, for 29,155,609 shares outstanding		$ 2,820,838,031
Net Asset Value, offering price and redemption price per share ($2,820,838,031 ÷ 29,155,609 shares)		$ 96.75

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Interest (including $58,728 from affiliated interfund lending)		$ 169,662,631

Expenses
Custodian fees and expenses	$ 15,025
Independent directors' compensation	16,153
Miscellaneous	16
Total expenses before reductions	31,194
Expense reductions	(24,363)	6,831
Net investment income		169,655,800
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,189,595
Foreign currency transactions	(3,229)
Total net realized gain (loss)		12,186,366
Change in net unrealized appreciation (depreciation) on investment securities		114,116,758
Net gain (loss)		126,303,124
Net increase (decrease) in net assets resulting from operations		$ 295,958,924

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 169,655,800	$ 174,392,013
Net realized gain (loss)	12,186,366	(137,098,190)
Change in net unrealized appreciation (depreciation)	114,116,758	319,246,033
Net increase (decrease) in net assets resulting from operations	295,958,924	356,539,856
Distributions to partners from net investment income	(113,285,497)	(135,852,141)
Affiliated share transactions Proceeds from sales of shares	440,276,841	530,758,127
Reinvestment of distributions	28,956,972	39,091,637
Cost of shares redeemed	(798,835,528)	(356,504,626)
Net increase (decrease) in net assets resulting from share transactions	(329,601,715)	213,345,138
Total increase (decrease) in net assets	(146,928,288)	434,032,853

Net Assets
Beginning of period	2,967,766,319	2,533,733,466
End of period	$ 2,820,838,031	$ 2,967,766,319
Other Affiliated Information Shares
Sold	4,658,988	7,233,443
Issued in reinvestment of distributions	307,103	526,161
Redeemed	(8,483,019)	(4,967,439)
Net increase (decrease)	(3,516,928)	2,792,165

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 90.83	$ 84.80	$ 97.62	$ 100.32	$ 100.61
Income from Investment Operations
Net investment income B	5.664	5.517	6.638	7.633	6.947
Net realized and unrealized gain (loss)	4.046	4.831	(13.134)	(2.728)	(.538)
Total from investment operations	9.710	10.348	(6.496)	4.905	6.409
Distributions to partners from net investment income	(3.790)	(4.318)	(6.324)	(7.605)	(6.699)
Net asset value, end of period	$ 96.75	$ 90.83	$ 84.80	$ 97.62	$ 100.32
Total Return A	10.88%	13.45%	(6.98)%	5.00%	6.57%
Ratios to Average Net Assets D
Expenses before reductions	-% C	-% C	-% C	-% C	.01%
Expenses net of fee waivers, if any	-% C	-% C	-% C	-% C	.01%
Expenses net of all reductions	-% C	-% C	-% C	-% C	.01%
Net investment income	6.02%	7.21%	7.18%	7.66%	6.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,820,838	$ 2,967,766	$ 2,533,733	$ 2,392,139	$ 1,545,370
Portfolio turnover rate	40%	36%	30%	65%	43%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount represents less than .01%.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2010

1. Organization.

Fidelity Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2010, for the Fund's investments, as well as a roll forward of Level 3

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market and term loan fee income, which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 181,270,717
Gross unrealized depreciation	(75,393,330)
Net unrealized appreciation (depreciation)	$ 105,877,387

Tax Cost	$ 2,786,213,894

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $1,082,735,990 and $1,347,057,647, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other Affiliated Receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 13,139,589.43%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $16,153.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8,210.

Annual Report

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Floating Rate Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Floating Rate Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of September 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodians, brokers and agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Floating Rate Central Fund as of September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 22, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2004

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999 - present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994 - present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Floating Rate Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the lack of compensation to be received by Fidelity under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Annual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® High Income
Central Fund 1

Annual Report

September 30, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

HP1-ANN-1110
1.807405.105

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Past 5 years	Life of Fund A
Fidelity ® High Income Central Fund 1	17.45%	8.33%	7.72%

A From November 12, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Fund 1 on November 12, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch US High Yield Constrained IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted strong gains for the year ending September 30, 2010, with The BofA Merrill Lynch US High Yield Constrained IndexSM returning 18.38%. Conditions were ripe for a solid run in high yield, as the U.S. economy began growing again, credit conditions improved, interest rates remained exceptionally low and corporations showed better-than-expected financial results. Many leveraged companies successfully refinanced outstanding debt by issuing new bonds at lower prevailing rates that were still high enough to attract yield-hungry investors seeking alternatives to the anemic returns of higher-quality government bonds and money market instruments. The secondary market for high-yield bonds was active, paralleling a steady stream of new high-yield issuance that was generally well-received by market participants encouraged by an increasing number of credit-rating upgrades. Additionally, the high-yield default rate fell sharply, further bolstering demand. Fewer companies entered the distressed-securities market, and there was an uptick in merger-and-acquisition activity - another positive influence on the high-yield market. At times, equity-market volatility hurt high-yield bonds, but these setbacks were temporary.

Comments from Matthew Conti, Portfolio Manager of Fidelity® High Income Central Fund 1: For the year ending September 30, 2010, the fund returned 17.45%, underperforming the BofA Merrill Lynch index. At the industry level, fund performance relative to the index was curtailed by underweighting insurance and banks/thrifts, as well as by weak security selection within energy and broadcasting. A small cash stake and an out-of-index allocation to floating-rate bank debt also hurt. Individual detractors included untimely ownership of both insurance company American International Group (AIG) and broadcasting giant Clear Channel Communications, as well as investments in energy firms Edgen Murray and ATP Oil & Gas, an out-of-benchmark position in electric utility Ashmore Energy International (AEI), and not owning mortgage lender and index component Residential Capital. On the plus side, the fund was helped by strong security selection and an overweighting in the outperforming air transportation industry, as well as by solid security selection within electric utilities, leisure and gaming. Contributions came from underweighting and then not owning power producer TXU Energy later in the period, investments in Continental Airlines and leisure firm fitness club owner/operator Town Sports International Holdings, underweighting electronic payment processor First Data, and overweighting United Air Lines. Some of the securities mentioned were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Actual	.0022%	$ 1,000.00	$ 1,071.20	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.06	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of September 30, 2010
(by issuer, excluding cash equivalents and interfund loans)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.2	1.3
Nielsen Finance LLC/Nielsen Finance Co.	1.7	1.4
Royal Caribbean Cruises Ltd.	1.6	1.2
Ship Finance International Ltd.	1.6	1.7
CIT Group, Inc.	1.6	0.5
	8.7
Top Five Market Sectors as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.4	14.8
Energy	7.1	7.5
Electric Utilities	6.9	6.9
Diversified Financial Services	6.8	4.0
Healthcare	6.2	7.0
Quality Diversification (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
AAA,AA,A 0.0%	AAA,AA,A 0.3%
BBB 3.4%	BBB 2.5%
BB 28.1%	BB 31.7%
B 49.2%	B 44.4%
CCC,CC,C 11.9%	CCC,CC,C 13.9%
Not Rated 2.0%	Not Rated 3.4%
Equities 0.5%	Equities 0.8%
Interfund Loans 0.9%	Interfund Loans 0.0%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of September 30, 2010*		As of March 31, 2010**
	Interfund Loans 0.9%		Interfund Loans 0.0%
	Nonconvertible Bonds 88.9%		Nonconvertible Bonds 88.1%
	Convertible Bonds, Preferred Stocks 0.7%		Convertible Bonds, Preferred Stocks 1.1%
	Common Stocks 0.2%		Common Stocks 0.2%
	Floating Rate Loans 5.2%		Floating Rate Loans 7.5%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 4.0%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	15.9%	** Foreign investments	14.6%

Annual Report

Investments September 30, 2010

Showing Percentage of Net Assets

Corporate Bonds - 89.3%
	Principal Amount	Value
Convertible Bonds - 0.4%
Energy - 0.0%
Energy Conversion Devices, Inc. 3% 6/15/13	$ 470,000	$ 326,650
Metals/Mining - 0.2%
Massey Energy Co. 3.25% 8/1/15	1,160,000	1,025,324
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	1,313,700	1,190,541
TOTAL CONVERTIBLE BONDS		2,542,515
Nonconvertible Bonds - 88.9%
Aerospace - 1.0%
Alliant Techsystems, Inc. 6.875% 9/15/20	1,035,000	1,050,525
BE Aerospace, Inc.:
6.875% 10/1/20	685,000	700,413
8.5% 7/1/18	1,030,000	1,122,700
Esterline Technologies Corp. 7% 8/1/20 (d)	680,000	705,500
Sequa Corp.:
11.75% 12/1/15 (d)	1,885,000	2,012,238
13.5% 12/1/15 pay-in-kind (d)	334,663	362,273
		5,953,649
Air Transportation - 2.6%
Air Canada 9.25% 8/1/15 (d)	2,625,000	2,670,938
American Airlines, Inc. 10.5% 10/15/12 (d)	1,475,000	1,596,688
American Airlines, Inc. pass-thru trust certificates:
6.977% 11/23/22	109,784	93,316
8.608% 10/1/12	390,000	393,900
10.375% 7/2/19	858,037	1,021,064
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	167,938	166,259
9.798% 4/1/21	2,001,485	2,041,515
6.75% 9/15/15 (d)	2,105,000	2,136,575
Continental Airlines, Inc. 9.25% 5/10/17	485,000	511,675
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,215,623	1,224,740
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Delta Air Lines, Inc. pass-thru trust certificates: - continued
8.954% 8/10/14	$ 307,932	$ 321,789
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	218,890	221,079
United Air Lines, Inc.:
9.875% 8/1/13 (d)	365,000	396,025
12% 11/1/13 (d)	465,000	514,988
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	636,890	592,308
9.75% 1/15/17	1,056,415	1,180,544
12% 1/15/16 (d)	382,971	421,268
		15,504,671
Automotive - 3.3%
Accuride Corp. 9.5% 8/1/18 (d)	1,380,000	1,449,000
American Axle & Manufacturing, Inc. 7.875% 3/1/17	635,000	622,300
ArvinMeritor, Inc.:
8.125% 9/15/15	1,480,000	1,498,500
10.625% 3/15/18	355,000	392,275
Ford Motor Co. 7.45% 7/16/31	1,200,000	1,251,000
Ford Motor Credit Co. LLC:
6.625% 8/15/17	1,635,000	1,737,188
7% 4/15/15	2,685,000	2,874,293
8% 6/1/14	490,000	538,510
8% 12/15/16	1,010,000	1,142,121
12% 5/15/15	1,610,000	2,024,575
General Motors Acceptance Corp. 6.875% 8/28/12	1,890,000	1,968,057
Navistar International Corp. 8.25% 11/1/21	1,700,000	1,810,500
Tenneco, Inc. 7.75% 8/15/18 (d)	860,000	884,725
The Goodyear Tire & Rubber Co. 8.25% 8/15/20	1,225,000	1,281,656
		19,474,700
Banks and Thrifts - 3.4%
Ally Financial, Inc. 7.5% 9/15/20 (d)	1,635,000	1,720,838
Bank of America Corp.:
8% (e)	450,000	461,790
8.125% (e)	595,000	612,850
CIT Group, Inc.:
7% 5/1/13	167,280	167,698
7% 5/1/14	1,830,921	1,821,766
7% 5/1/15	1,095,921	1,087,702
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks and Thrifts - continued
CIT Group, Inc.: - continued
7% 5/1/16	$ 2,403,202	$ 2,358,142
7% 5/1/17	4,100,485	4,008,224
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	1,845,000	1,759,669
GMAC LLC:
6.75% 12/1/14	2,110,000	2,199,675
8% 12/31/18	1,215,000	1,245,375
8% 11/1/31	1,085,000	1,158,238
Zions Bancorp. 7.75% 9/23/14	1,660,000	1,759,351
		20,361,318
Broadcasting - 1.7%
Allbritton Communications Co. 8% 5/15/18	1,190,000	1,192,975
Belo Corp. 8% 11/15/16	770,000	821,975
Clear Channel Communications, Inc.:
5.5% 9/15/14	1,525,000	977,906
11% 8/1/16 pay-in-kind (e)	1,244,031	934,640
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (d)	2,250,000	2,345,625
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (d)(e)	3,306,651	3,150,687
Univision Communications, Inc. 12% 7/1/14 (d)	900,000	983,250
		10,407,058
Building Materials - 0.4%
Building Materials Corp. of America 6.875% 8/15/18 (d)	1,575,000	1,551,375
Texas Industries, Inc. 9.25% 8/15/20 (d)	1,005,000	1,045,200
		2,596,575
Cable TV - 3.7%
Cablevision Systems Corp.:
7.75% 4/15/18	815,000	861,863
8.625% 9/15/17	1,815,000	1,996,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.25% 10/30/17 (d)	1,870,000	1,888,700
7.875% 4/30/18 (d)	1,870,000	1,949,475
8.125% 4/30/20 (d)	1,170,000	1,243,125
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	4,470,000	4,715,850
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	333,687	396,253
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
CSC Holdings LLC:
8.5% 6/15/15	$ 800,000	$ 874,000
8.625% 2/15/19	1,400,000	1,582,000
Insight Communications, Inc. 9.375% 7/15/18 (d)	2,305,000	2,477,875
Kabel Deutschland GmbH 10.625% 7/1/14	1,275,000	1,333,969
UPC Germany GmbH 8.125% 12/1/17 (d)	1,310,000	1,359,125
Videotron Ltd. 9.125% 4/15/18	1,405,000	1,580,625
		22,259,360
Capital Goods - 1.4%
Aircastle Ltd. 9.75% 8/1/18 (d)	305,000	316,438
Amsted Industries, Inc. 8.125% 3/15/18 (d)	2,040,000	2,126,700
Coleman Cable, Inc. 9% 2/15/18	1,345,000	1,377,011
RBS Global, Inc./Rexnord Corp.:
8.5% 5/1/18	1,275,000	1,300,500
11.75% 8/1/16	765,000	818,550
SPX Corp. 6.875% 9/1/17 (d)	2,015,000	2,143,356
		8,082,555
Chemicals - 2.4%
Celanese US Holdings LLC 6.625% 10/15/18 (d)	725,000	744,938
Huntsman International LLC:
5.5% 6/30/16	1,480,000	1,406,000
7.875% 11/15/14	560,000	582,400
8.625% 3/15/20	1,560,000	1,575,600
8.625% 3/15/21 (d)	240,000	247,200
LBI Escrow Corp. 8% 11/1/17 (d)	1,200,000	1,309,560
Lyondell Chemical Co. 11% 5/1/18	3,835,000	4,242,469
NOVA Chemicals Corp.:
3.7476% 11/15/13 (e)	845,000	804,863
6.5% 1/15/12	995,000	1,032,313
8.375% 11/1/16	1,425,000	1,503,375
8.625% 11/1/19	895,000	955,413
		14,404,131
Containers - 2.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	190,000	190,000
Berry Plastics Corp.:
5.2759% 2/15/15 (e)	770,000	723,800
8.25% 11/15/15	1,760,000	1,790,800
8.875% 9/15/14	1,130,000	1,090,450
9.5% 5/15/18	2,160,000	2,046,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Crown Cork & Seal, Inc. 7.375% 12/15/26	$ 2,755,000	$ 2,693,013
Greif, Inc. 6.75% 2/1/17	3,670,000	3,807,625
		12,342,288
Diversified Financial Services - 5.6%
GMAC, Inc. 8% 3/15/20 (d)	1,535,000	1,680,825
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,065,000	2,077,906
8% 1/15/18	2,415,000	2,430,094
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(e)	580,000	377,000
Ineos Finance PLC 9% 5/15/15 (d)	1,850,000	1,937,875
International Lease Finance Corp.:
5.625% 9/20/13	750,000	735,938
5.65% 6/1/14	605,000	586,850
6.375% 3/25/13	165,000	165,825
6.5% 9/1/14 (d)	1,000,000	1,065,000
6.625% 11/15/13	790,000	795,925
6.75% 9/1/16 (d)	1,000,000	1,067,500
8.625% 9/15/15 (d)	1,530,000	1,637,100
8.75% 3/15/17 (d)	3,730,000	4,019,075
8.875% 9/1/17	3,010,000	3,258,325
National Money Mart Co. 10.375% 12/15/16	1,380,000	1,466,250
Nuveen Investments, Inc.:
5.5% 9/15/15	1,235,000	975,650
10.5% 11/15/15	510,000	506,175
Offshore Group Investment Ltd. 11.5% 8/1/15 (d)	1,935,000	2,041,425
Reliance Intermediate Holdings LP 9.5% 12/15/19 (d)	1,400,000	1,491,000
SLM Corp. 8% 3/25/20	2,848,000	2,769,680
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (d)	2,390,000	2,700,700
		33,786,118
Diversified Media - 3.4%
Affinion Group, Inc. 11.5% 10/15/15	1,580,000	1,666,900
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (d)(e)	2,050,000	2,193,500
Clear Channel Worldwide Holdings, Inc.:
9.25% 12/15/17	260,000	275,600
9.25% 12/15/17	2,140,000	2,284,450
Entravision Communication Corp. 8.75% 8/1/17 (d)	625,000	637,500
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	565,000	601,725
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
Interpublic Group of Companies, Inc.: - continued
10% 7/15/17	$ 515,000	$ 602,550
Liberty Media Corp. 8.25% 2/1/30	120,000	115,800
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	3,235,000	3,226,913
7.75% 10/15/18 (d)	1,295,000	1,285,508
10% 8/1/14	1,605,000	1,685,250
11.5% 5/1/16	1,050,000	1,193,010
11.625% 2/1/14	2,625,000	2,982,525
Quebecor Media, Inc.:
7.75% 3/15/16	790,000	813,700
7.75% 3/15/16	1,010,000	1,040,300
		20,605,231
Electric Utilities - 6.1%
AES Corp.:
7.75% 3/1/14	555,000	591,075
7.75% 10/15/15	1,945,000	2,090,875
8% 10/15/17	905,000	981,925
9.75% 4/15/16	1,470,000	1,690,500
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	2,155,000	2,305,850
Dynegy Holdings, Inc. 7.5% 6/1/15 (d)	1,485,000	1,162,013
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20	2,220,000	2,208,900
GenOn Escrow Corp.:
9.5% 10/15/18 (d)	1,030,000	996,525
9.875% 10/15/20 (d)	995,000	957,688
Intergen NV 9% 6/30/17 (d)	2,560,000	2,707,200
IPALCO Enterprises, Inc. 7.25% 4/1/16 (d)	495,000	532,125
Mirant Americas Generation LLC:
8.5% 10/1/21	3,210,000	3,081,600
9.125% 5/1/31	3,745,000	3,548,388
NRG Energy, Inc.:
7.25% 2/1/14	1,075,000	1,099,188
7.375% 2/1/16	505,000	518,888
7.375% 1/15/17	1,690,000	1,732,250
NSG Holdings II, LLC 7.75% 12/15/25 (d)	5,220,000	4,750,200
Otter Tail Corp. 9% 12/15/16	1,115,000	1,193,050
RRI Energy, Inc. 7.625% 6/15/14	4,265,000	4,222,350
		36,370,590
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - 7.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 1,120,000	$ 1,223,575
6.375% 9/15/17	514,000	566,418
Antero Resources Finance Corp. 9.375% 12/1/17	1,480,000	1,566,876
Continental Resources, Inc. 7.125% 4/1/21 (d)	1,015,000	1,055,600
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	830,000	863,200
Denbury Resources, Inc. 9.75% 3/1/16	1,415,000	1,584,800
Drummond Co., Inc. 7.375% 2/15/16	2,530,000	2,561,625
Edgen Murray Corp. 12.25% 1/15/15	2,305,000	1,665,363
Energy Transfer Equity LP 7.5% 10/15/20	1,315,000	1,380,750
Frontier Oil Corp. 8.5% 9/15/16	1,395,000	1,450,800
Hercules Offshore, Inc. 10.5% 10/15/17 (d)	865,000	717,950
Inergy LP/Inergy Finance Corp. 7% 10/1/18 (d)	1,140,000	1,165,650
LINN Energy LLC:
7.75% 2/1/21 (d)	1,195,000	1,202,469
8.625% 4/15/20 (d)	1,515,000	1,605,900
OPTI Canada, Inc. 8.25% 12/15/14	2,260,000	1,700,650
Pan American Energy LLC 7.875% 5/7/21 (d)	1,990,000	2,069,600
Parker Drilling Co. 9.125% 4/1/18 (d)	1,300,000	1,339,000
Petrohawk Energy Corp.:
7.25% 8/15/18 (d)	1,250,000	1,275,000
7.875% 6/1/15	410,000	429,475
10.5% 8/1/14	1,355,000	1,531,150
Pioneer Natural Resources Co.:
6.65% 3/15/17	1,210,000	1,279,575
7.5% 1/15/20	1,530,000	1,683,000
Plains Exploration & Production Co.:
7% 3/15/17	3,175,000	3,258,185
10% 3/1/16	1,140,000	1,296,750
Quicksilver Resources, Inc.:
7.125% 4/1/16	3,080,000	3,041,500
9.125% 8/15/19	945,000	1,034,775
11.75% 1/1/16	1,030,000	1,207,675
Range Resources Corp. 6.75% 8/1/20	1,510,000	1,574,175
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18 (d)	1,360,000	1,428,000
		42,759,486
Entertainment/Film - 0.5%
MCE Finance Ltd. 10.25% 5/15/18 (d)	2,770,000	3,085,088
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - 0.1%
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (d)	$ 590,000	$ 638,675
Food and Drug Retail - 0.8%
Albertsons, Inc.:
7.45% 8/1/29	775,000	627,750
7.75% 6/15/26	170,000	144,075
8% 5/1/31	1,045,000	851,675
SUPERVALU, Inc. 8% 5/1/16	750,000	755,625
Tops Markets LLC 10.125% 10/15/15 (d)	2,440,000	2,574,200
		4,953,325
Food/Beverage/Tobacco - 0.4%
C&S Group Enterprises LLC 8.375% 5/1/17 (d)	1,670,000	1,640,775
NBTY, Inc. 9% 10/1/18 (d)	820,000	865,100
		2,505,875
Gaming - 1.7%
Chukchansi Economic Development Authority 8% 11/15/13 (d)	90,000	52,650
Las Vegas Sands Corp. 6.375% 2/15/15	1,275,000	1,286,156
MGM Mirage, Inc.:
6.625% 7/15/15	1,125,000	942,188
7.5% 6/1/16	710,000	598,175
Scientific Games Corp.:
7.875% 6/15/16 (d)	1,710,000	1,720,602
9.25% 6/15/19	1,050,000	1,118,250
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,565,000	1,541,525
7.25% 5/1/12	1,320,000	1,300,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20 (d)	1,415,000	1,506,975
		10,066,721
Healthcare - 6.2%
Biomet, Inc.:
10% 10/15/17	1,770,000	1,947,000
10.375% 10/15/17 pay-in-kind (e)	485,000	535,925
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	3,525,000	3,815,813
HCA, Inc.:
8.5% 4/15/19	1,010,000	1,123,625
9.125% 11/15/14	2,415,000	2,535,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
9.25% 11/15/16	$ 2,685,000	$ 2,899,800
9.625% 11/15/16 pay-in-kind (e)	1,456,000	1,585,220
9.875% 2/15/17	790,000	872,950
HealthSouth Corp.:
7.25% 10/1/18	1,035,000	1,051,819
7.75% 9/15/22	555,000	557,775
Mylan, Inc.:
7.625% 7/15/17 (d)	1,510,000	1,608,150
7.875% 7/15/20 (d)	610,000	655,750
Omega Healthcare Investors, Inc.:
7% 4/1/14	5,010,000	5,113,331
7% 1/15/16	435,000	451,313
7.5% 2/15/20 (d)	820,000	861,000
Senior Housing Properties Trust 6.75% 4/15/20	1,320,000	1,372,800
Valeant Pharmaceuticals International:
7.625% 3/15/20 (d)	975,000	1,238,250
8.375% 6/15/16	1,345,000	1,560,200
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18	3,085,000	3,131,275
8% 2/1/18 (d)	1,430,000	1,451,450
Ventas Realty LP:
6.5% 6/1/16	1,400,000	1,456,000
6.5% 6/1/16	215,000	223,600
6.625% 10/15/14	1,245,000	1,294,800
		37,343,596
Homebuilding/Real Estate - 0.7%
KB Home 7.25% 6/15/18	655,000	617,338
Lennar Corp.:
5.6% 5/31/15	295,000	279,513
12.25% 6/1/17	760,000	896,800
Standard Pacific Corp.:
7% 8/15/15	485,000	460,750
8.375% 5/15/18	860,000	847,100
10.75% 9/15/16	1,100,000	1,199,000
		4,300,501
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - 0.2%
Host Hotels & Resorts LP 9% 5/15/17	$ 1,025,000	$ 1,135,188
Host Marriott LP 7.125% 11/1/13	309,000	313,635
		1,448,823
Leisure - 2.8%
Equinox Holdings, Inc. 9.5% 2/1/16 (d)	1,465,000	1,497,963
GWR Operating Partnership LLP 10.875% 4/1/17 (d)	920,000	940,700
NCL Corp. Ltd. 11.75% 11/15/16	755,000	849,375
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	660,000	795,300
yankee:
7% 6/15/13	1,045,000	1,098,556
7.25% 6/15/16	5,105,000	5,283,675
7.5% 10/15/27	2,820,000	2,650,800
Town Sports International Holdings, Inc. 11% 2/1/14	1,629,000	1,543,478
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15	560,000	577,500
10.875% 11/15/16	1,335,000	1,441,800
		16,679,147
Metals/Mining - 2.1%
Arch Coal, Inc.:
7.25% 10/1/20	280,000	294,000
8.75% 8/1/16	470,000	517,000
Arch Western Finance LLC 6.75% 7/1/13	478,000	485,170
CONSOL Energy, Inc.:
8% 4/1/17 (d)	1,305,000	1,406,138
8.25% 4/1/20 (d)	1,665,000	1,814,850
Drummond Co., Inc. 9% 10/15/14 (d)	375,000	394,688
FMG Finance Property Ltd.:
10% 9/1/13 (d)	1,055,000	1,181,600
10.625% 9/1/16 (d)	1,225,000	1,506,750
Massey Energy Co. 6.875% 12/15/13	2,005,000	2,055,125
Severstal Columbus LLC 10.25% 2/15/18 (d)	2,490,000	2,614,500
		12,269,821
Paper - 0.5%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	1,395,000	1,433,363
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	$ 785,000	$ 790,888
11.5% 7/1/14	835,000	918,500
		3,142,751
Publishing/Printing - 0.5%
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (d)	1,785,000	1,816,238
Visant Corp. 10% 10/1/17 (d)	805,000	845,250
		2,661,488
Services - 4.7%
ARAMARK Corp.:
3.9656% 2/1/15 (e)	1,780,000	1,622,025
8.5% 2/1/15	2,570,000	2,666,375
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.8763% 5/15/14 (e)	975,000	892,125
7.625% 5/15/14	3,975,000	4,014,750
7.75% 5/15/16	2,225,000	2,180,500
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (d)	495,000	530,888
7.875% 7/15/20 (d)	655,000	709,038
FTI Consulting, Inc.:
6.75% 10/1/20 (d)	1,540,000	1,551,550
7.75% 10/1/16	760,000	790,400
Hertz Corp.:
7.5% 10/15/18 (d)	3,220,000	3,252,200
8.875% 1/1/14	1,890,000	1,932,525
10.5% 1/1/16	2,000,000	2,110,000
McJunkin Red Man Corp. 9.5% 12/15/16 (d)	3,070,000	2,770,675
PHH Corp. 9.25% 3/1/16 (d)	995,000	1,034,800
Rural/Metro Corp. 12.75% 3/15/16	870,000	930,900
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (d)(e)	1,360,000	1,445,000
		28,433,751
Shipping - 2.6%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (d)	1,655,000	1,737,750
9.5% 12/15/14	2,075,000	2,116,500
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	584,000	505,160
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Overseas Shipholding Group, Inc.: - continued
8.125% 3/30/18	$ 1,430,000	$ 1,494,350
Ship Finance International Ltd. 8.5% 12/15/13	9,465,000	9,677,937
		15,531,697
Specialty Retailing - 0.7%
Sears Holdings Corp. 6.625% 10/15/18 (d)	1,765,000	1,765,000
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	2,315,000	2,610,163
		4,375,163
Steels - 1.1%
Algoma Acquisition Corp. 9.875% 6/15/15 (d)	555,000	494,644
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)	1,440,000	1,447,200
Steel Dynamics, Inc.:
6.75% 4/1/15	1,755,000	1,781,325
7.375% 11/1/12	1,875,000	2,001,563
Tube City IMS Corp. 9.75% 2/1/15	775,000	790,500
		6,515,232
Super Retail - 1.3%
AutoNation, Inc. 6.75% 4/15/18	1,150,000	1,178,750
Intcomex, Inc. 13.25% 12/15/14 (d)	600,000	630,000
Netflix, Inc. 8.5% 11/15/17	2,220,000	2,472,414
QVC, Inc. 7.125% 4/15/17 (d)	725,000	754,000
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	590,000	581,150
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (d)	1,140,000	1,208,400
Toys 'R' Us, Inc. 7.375% 9/1/16 (d)	740,000	754,800
		7,579,514
Technology - 5.6%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (d)	1,280,000	1,328,000
Amkor Technology, Inc. 7.375% 5/1/18 (d)	2,520,000	2,545,200
Avaya, Inc.:
9.75% 11/1/15	2,205,000	2,089,238
10.125% 11/1/15 pay-in-kind (e)	2,384,418	2,259,236
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (e)	2,124,759	2,119,447
9.25% 4/15/18 (d)	1,350,000	1,404,000
10.125% 12/15/16	885,000	805,350
10.125% 3/15/18 (d)	2,400,000	2,538,000
Jabil Circuit, Inc.:
7.75% 7/15/16	1,340,000	1,468,975
8.25% 3/15/18	140,000	156,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 1,875,000	$ 1,364,063
6.5% 1/15/28	2,150,000	1,553,375
Seagate HDD Cayman 6.875% 5/1/20 (d)	730,000	713,575
Seagate Technology HDD Holdings 6.8% 10/1/16	1,190,000	1,216,775
SunGard Data Systems, Inc. 10.25% 8/15/15	2,245,000	2,368,475
Terremark Worldwide, Inc. 12% 6/15/17	2,210,000	2,524,925
Viasystems, Inc. 12% 1/15/15 (d)	740,000	807,525
Xerox Capital Trust I 8% 2/1/27	6,230,000	6,338,221
		33,600,830
Telecommunications - 11.9%
Citizens Communications Co.:
7.875% 1/15/27	425,000	418,625
9% 8/15/31	1,800,000	1,919,250
Cleveland Unlimited, Inc. 11.5% 12/15/10 (d)(e)	585,000	579,150
Cricket Communications, Inc.:
7.75% 5/15/16	1,355,000	1,439,688
9.375% 11/1/14	1,215,000	1,257,525
Digicel Group Ltd.:
8.25% 9/1/17 (d)	1,430,000	1,501,500
8.875% 1/15/15 (d)	2,485,000	2,528,488
9.125% 1/15/15 pay-in-kind (d)(e)	770,000	783,475
12% 4/1/14 (d)	1,355,000	1,565,025
Equinix, Inc. 8.125% 3/1/18	1,380,000	1,473,150
Frontier Communications Corp.:
7.875% 4/15/15	870,000	935,250
8.125% 10/1/18	2,365,000	2,566,025
8.25% 5/1/14	1,070,000	1,171,650
8.25% 4/15/17	1,280,000	1,385,600
8.5% 4/15/20	435,000	473,063
Global Crossing Ltd. 12% 9/15/15	2,205,000	2,491,650
Intelsat Bermuda Ltd.:
11.25% 2/4/17	745,000	800,875
12% 2/4/17 pay-in-kind (e)	3,989,272	4,275,862
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	2,880,000	3,067,200
11.5% 6/15/16	1,760,000	1,914,000
Intelsat Jackson Holdings SA 7.25% 10/15/20 (d)	2,130,000	2,127,444
Intelsat Ltd.:
6.5% 11/1/13	2,880,000	2,851,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Ltd.: - continued
7.625% 4/15/12	$ 760,000	$ 786,600
11.25% 6/15/16	950,000	1,033,125
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (d)	245,000	252,350
8.875% 1/15/15	1,810,000	1,873,350
MetroPCS Wireless, Inc.:
7.875% 9/1/18	1,795,000	1,844,363
9.25% 11/1/14	1,210,000	1,267,475
Nextel Communications, Inc.:
5.95% 3/15/14	1,745,000	1,736,275
6.875% 10/31/13	2,435,000	2,450,219
7.375% 8/1/15	3,000,000	3,015,000
NII Capital Corp.:
8.875% 12/15/19	1,250,000	1,356,250
10% 8/15/16	2,110,000	2,400,125
Qwest Communications International, Inc.:
7.125% 4/1/18 (d)	2,300,000	2,403,500
7.5% 2/15/14	525,000	535,500
8% 10/1/15	1,640,000	1,775,300
Qwest Corp.:
3.5422% 6/15/13 (e)	1,400,000	1,463,000
8.375% 5/1/16	880,000	1,043,944
Sprint Nextel Corp. 6% 12/1/16	2,290,000	2,261,375
U.S. West Communications 7.5% 6/15/23	1,750,000	1,758,750
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	2,070,000	2,318,400
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(e)	2,373,280	2,464,552
		71,565,148
Trucking & Freight - 0.3%
Swift Transportation Co., Inc. 12.5% 5/15/17 (d)	1,620,000	1,620,000
TOTAL NONCONVERTIBLE BONDS		533,224,876
TOTAL CORPORATE BONDS (Cost $492,983,127)		535,767,391
Commercial Mortgage Securities - 0.1%
	Principal Amount	Value
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(e) (Cost $480,602)	$ 651,645	$ 263,265
Common Stocks - 0.2%
	Shares
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (a)(f) (Cost $5,834,134)	144,445	888,337
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	6,600	321,420
Nonconvertible Preferred Stocks - 0.3%
Diversified Financial Services - 0.3%
GMAC, Inc. 7.00% (d)	1,855	1,683,413
TOTAL PREFERRED STOCKS (Cost $1,919,242)		2,004,833
Floating Rate Loans - 5.2%
	Principal Amount
Air Transportation - 0.6%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5073% 4/30/14 (e)	$ 841,283	795,013
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (e)	709,549	668,750
US Airways Group, Inc. term loan 2.7563% 3/23/14 (e)	2,125,000	1,843,438
		3,307,201
Automotive - 0.4%
Federal-Mogul Corp.:
Tranche B, term loan 2.1975% 12/27/14 (e)	1,665,078	1,456,943
Tranche C, term loan 2.1975% 12/27/15 (e)	988,068	859,619
		2,316,562
Broadcasting - 0.4%
Univision Communications, Inc. Tranche 1LN, term loan 2.5063% 9/29/14 (e)	2,766,254	2,437,761
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 0.4%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (e)	$ 2,571,624	$ 2,510,676
Capital Goods - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (e)	880,000	849,200
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	925,428	923,114
Tranche 2LN, term loan 10% 9/2/16 (e)	1,045,000	1,042,388
		1,965,502
Diversified Financial Services - 0.9%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (e)	2,285,000	2,322,131
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	1,786,500	1,813,298
Clear Channel Capital I LLC Tranche B, term loan 3.9063% 1/29/16 (e)	1,630,000	1,273,438
		5,408,867
Electric Utilities - 0.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2894% 3/30/12 (e)	592,417	554,650
term loan 3.2894% 3/30/14 (e)	4,634,013	4,338,595
		4,893,245
Gaming - 0.2%
Las Vegas Sands LLC:
Tranche B, term loan 3.03% 11/23/16 (e)	1,135,376	1,031,773
Tranche I, term loan 3.01% 11/23/16 (e)	233,280	211,993
		1,243,766
Publishing/Printing - 0.4%
Newsday LLC term loan 10.5% 8/1/13	1,470,000	1,563,786
Visant Corp. Tranche B, term loan 7% 12/22/16 (e)	760,000	763,800
		2,327,586
Technology - 0.2%
Avaya, Inc. term loan 3.0575% 10/24/14 (e)	1,136,157	1,009,759
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - 0.5%
Asurion Corp. Tranche 2LN, term loan 6.7573% 7/3/15 (e)	$ 2,735,000	$ 2,588,131
Intelsat Jackson Holdings Ltd. term loan 3.5333% 2/1/14 (e)	605,000	564,919
		3,153,050
TOTAL FLOATING RATE LOANS (Cost $30,206,303)		31,423,175
Interfund Loans - 0.9%

Fidelity Advisor Diversified International Fund Institutional Class, at .46% due 10/1/10 (c) (Cost $5,642,000)	5,642,000	5,642,000
Cash Equivalents - 2.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.24%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $15,377,000)	$ 15,377,103	15,377,000
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $552,442,408)		591,366,001
NET OTHER ASSETS (LIABILITIES) - 1.4%		8,448,297
NET ASSETS - 100%		$ 599,814,298
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Loan is with an affiliated fund.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $173,494,462 or 28.9% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $888,337 or 0.1% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$15,377,000 due 10/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 2,890,731
Barclays Capital, Inc.	2,493,964
Credit Agricole Securities (USA) Inc.	4,245,045
Deutsche Bank Securities, Inc.	132,658
J.P. Morgan Securities, Inc.	3,385,953
Mizuho Securities USA, Inc.	1,591,892
Morgan Stanley & Co., Inc.	106,126
RBC Capital Markets Corp.	530,631
$ 15,377,000
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 888,337	$ -	$ -	$ 888,337
Financials	1,683,413	-	1,683,413	-
Utilities	321,420	-	321,420	-
Corporate Bonds	535,767,391	-	535,767,391	-
Commercial Mortgage Securities	263,265	-	-	263,265
Floating Rate Loans	31,423,175	-	31,423,175	-
Cash Equivalents	15,377,000	-	15,377,000	-
Interfund Loans	5,642,000	-	5,642,000	-
Total Investments in Securities:	$ 591,366,001	$ -	$ 590,214,399	$ 1,151,602
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,215,780
Total Realized Gain (Loss)	(21,838)
Total Unrealized Gain (Loss)	2,142
Cost of Purchases	-
Proceeds of Sales	(41,000)
Amortization/Accretion	(3,482)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,151,602
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ (14,709)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.1%
Bermuda	6.1%
Canada	2.9%
Cayman Islands	1.9%
Liberia	1.6%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value (including repurchase agreements of $15,377,000) - See accompanying schedule: Unaffiliated issuers (cost $546,800,408)	$ 585,724,001
Other affiliated issuers (cost $5,642,000)	5,642,000
Total Investments (cost $552,442,408)		$ 591,366,001
Cash		280,270
Receivable for investments sold		8,605,021
Receivable for fund shares sold		58,520
Interest receivable		11,194,105
Other affiliated receivables		454
Other receivables		126
Total assets		611,504,497

Liabilities
Payable for investments purchased	$ 10,476,867
Payable for fund shares redeemed	1,210,367
Distributions payable	302
Other payables and accrued expenses	2,663
Total liabilities		11,690,199

Net Assets		$ 599,814,298
Net Assets consist of:
Paid in capital		$ 560,890,705
Net unrealized appreciation (depreciation) on investments		38,923,593
Net Assets, for 6,245,119 shares outstanding		$ 599,814,298
Net Asset Value, offering price and redemption price per share ($599,814,298 ÷ 6,245,119 shares)		$ 96.05

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Dividends		$ 43,388
Interest (including $22,782 from affiliated interfund lending)		49,997,061
Total income		50,040,449

Expenses
Custodian fees and expenses	$ 12,404
Independent directors' compensation	3,106
Miscellaneous	16
Total expenses before reductions	15,526
Expense reductions	(3,625)	11,901
Net investment income		50,028,548
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		27,438,324
Change in net unrealized appreciation (depreciation) on investment securities		11,668,224
Net gain (loss)		39,106,548
Net increase (decrease) in net assets resulting from operations		$ 89,135,096

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 50,028,548	$ 41,745,233
Net realized gain (loss)	27,438,324	(24,478,996)
Change in net unrealized appreciation (depreciation)	11,668,224	65,551,999
Net increase (decrease) in net assets resulting from operations	89,135,096	82,818,236
Distributions to partners from net investment income	(43,841,844)	(35,394,875)
Affiliated share transactions Proceeds from sales of shares	35,350,324	181,258,660
Reinvestment of distributions	43,838,194	35,391,336
Cost of shares redeemed	(33,052,569)	(5,765,813)
Net increase (decrease) in net assets resulting from share transactions	46,135,949	210,884,183
Total increase (decrease) in net assets	91,429,201	258,307,544

Net Assets
Beginning of period	508,385,097	250,077,553
End of period	$ 599,814,298	$ 508,385,097
Other Affiliated Information Shares
Sold	380,086	2,435,953
Issued in reinvestment of distributions	475,192	457,367
Redeemed	(355,001)	(73,101)
Net increase (decrease)	500,277	2,820,219

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 88.49	$ 85.51	$ 98.50	$ 98.25	$ 97.30
Income from Investment Operations
Net investment income B	8.328	8.314	8.305	8.377	7.858
Net realized and unrealized gain (loss)	6.532	1.745	(13.548)	(.027)	.757
Total from investment operations	14.860	10.059	(5.243)	8.350	8.615
Distributions to partners from net investment income	(7.300)	(7.079)	(7.747)	(8.100)	(7.665)
Net asset value, end of period	$ 96.05	$ 88.49	$ 85.51	$ 98.50	$ 98.25
Total Return A	17.45%	13.45%	(5.71)%	8.70%	9.23%
Ratios to Average Net Assets D
Expenses before reductions	-% C	-% C	-% C	-% C	.01%
Expenses net of fee waivers, if any	-% C	-% C	-% C	-% C	.01%
Expenses net of all reductions	-% C	-% C	-% C	-% C	.01%
Net investment income	9.06%	10.77%	8.83%	8.36%	8.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 599,814	$ 508,385	$ 250,078	$ 297,420	$ 588,163
Portfolio turnover rate	82%	54%	55%	62%	57%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount represents less than .01%.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2010

1. Organization.

Fidelity High Income Central Fund 1 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

September 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 52,000,226
Gross unrealized depreciation	(8,231,160)
Net unrealized appreciation (depreciation)	$ 43,769,066

Tax Cost	$ 547,596,935

Annual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $473,461,683 and $434,914,513, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other Affiliated Receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 8,245,586.42%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $3,106.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $519.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity High Income Central Fund 1:

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund 1 (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of September 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity High Income Central Fund 1 as of September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 17, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2004

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999 - present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994 - present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Central Fund 1

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the lack of compensation to be received by Fidelity under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Annual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® International Equity
Central Fund

Annual Report

September 30, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

INTCEN-ANN-1110
1.859208.102

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund A
Fidelity® International Equity Central Fund	4.21%	-11.23%

A From December 10, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® International Equity Central Fund on December 10, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® (Europe, Australasia, Far East) Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: International stocks rode a wave of volatility similar to that of their U.S. counterparts during the 12 months ending September 30, 2010. After making modest gains in the fourth quarter of 2009, investors became increasingly concerned about the sovereign debt crisis unfolding in Greece and other eurozone countries, and stocks began to tumble. While foreign developed markets incurred losses for much of the period, with May and June being particularly painful, some signs of economic growth and subsiding debt fears helped propel international stocks more than 16% in the final three months of the period. For the full year, the MSCI® EAFE® (Europe, Australasia, Far East) Index gained 3.36%. Foreign stocks generally lagged U.S. equities for the year, hampered in large part by an appreciating U.S. dollar earlier in the period. Among countries with meaningful index weightings, Singapore and Hong Kong were standouts, each returning more than 20%. The U.K., the benchmark's second-largest component, produced a solid gain of about 9%. However, Japan - the biggest country constituent - trailed the MSCI index with a roughly break-even performance, as that country's economy remained weak. Other laggards included debt-riddled Italy and Spain, which suffered losses of 15% and 13%, respectively.

Comments from Matthew Torrey, Lead Portfolio Manager of Fidelity® International Equity Central Fund: During the year, the fund returned 4.21%, outpacing the MSCI index. Stock selection in consumer discretionary - particularly within media - technology and industrials fueled performance, while picks in materials, consumer staples and telecommunication services hurt results. On a geographic basis, security selection and an underweighting in Japan helped, as did small out-of-index stakes in the U.S. and several emerging markets. Stock picking in Europe, especially within the U.K., was a disappointment, although overall market selection within the region helped curb that loss. Investments in Australia and positioning in Hong Kong also detracted. Individual contributors included two German stocks: MAN Group, a commercial vehicle and engine manufacturer, and automobile/motorcycle maker BMW. Not owning weak-performing index component UniCredit Group for much of the period was the right call. The fund held a stake in the Italian bank by period end. Elsewhere, out-of-benchmark positions in Belle International Holdings, a Hong Kong-listed foot/sportswear distributor, and Papua New Guinea-based Lihir Gold, which was acquired in August by Australia's Newcrest Mining, also lifted results. Conversely, materials names such as Germany's HeidelbergCement and Japan's Shin-Etsu Chemical hurt. Investments in Italian banking group Intesa Sanpaolo and French insurance giant AXA also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Actual	.0279%	$ 1,000.00	$ 1,007.70	$ .14
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.93	$ .14

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of September 30, 2010
United Kingdom 23.8%
Japan 16.9%
France 8.7%
Germany 7.6%
Switzerland 7.1%
Spain 5.6%
Australia 3.9%
Netherlands 3.3%
United States of America 2.6%
Other 20.5%

As of March 31, 2010
United Kingdom 21.3%
Japan 19.7%
France 9.7%
Germany 7.8%
Switzerland 6.4%
Spain 4.5%
Australia 3.5%
Netherlands 3.3%
United States of America 2.3%
Other 21.5%

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.4	98.9
Short-Term Investments and Net Other Assets	0.6	1.1
Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	2.3	2.0
Nestle SA (Switzerland, Food Products)	2.0	1.8
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	1.7	1.9
HSBC Holdings PLC (Hong Kong) (United Kingdom, Commercial Banks)	1.7	1.9
Novartis AG (Switzerland, Pharmaceuticals)	1.5	1.3
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.5	1.5
Banco Santander SA (Spain, Commercial Banks)	1.4	1.6
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.4	1.2
BHP Billiton Ltd. (Australia, Metals & Mining)	1.4	0.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.3	1.0
	16.2
Market Sectors as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.1	24.9
Industrials	11.4	10.6
Consumer Discretionary	11.3	9.7
Consumer Staples	10.1	9.6
Materials	10.1	10.5
Health Care	8.2	7.6
Energy	7.7	7.9
Information Technology	6.1	6.9
Telecommunication Services	5.4	5.7
Utilities	5.0	5.5

Annual Report

Investments September 30, 2010

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 3.9%
AMP Ltd.	486,049	$ 2,400,879
Australia & New Zealand Banking Group Ltd.	459,482	10,517,668
BHP Billiton Ltd.	600,000	22,872,859
Insurance Australia Group Ltd.	947,278	3,333,098
Macquarie Group Ltd.	282,493	9,904,316
Wesfarmers Ltd.	158,918	5,052,499
Westfield Group unit	1,000,843	11,861,120
TOTAL AUSTRALIA		65,942,439
Austria - 0.3%
Erste Bank AG	106,100	4,248,568
Bailiwick of Jersey - 1.7%
Experian PLC	1,078,500	11,741,288
Heritage Oil PLC	199,600	930,651
Informa PLC	518,153	3,409,814
Shire PLC sponsored ADR	71,600	4,817,248
United Business Media Ltd.	813,500	8,044,807
TOTAL BAILIWICK OF JERSEY		28,943,808
Belgium - 1.2%
Ageas	2,465,600	7,059,358
Anheuser-Busch InBev SA NV	218,858	12,875,571
Anheuser-Busch InBev SA NV (strip VVPR) (a)	157,000	642
TOTAL BELGIUM		19,935,571
Bermuda - 0.3%
GP Investments, Ltd. unit (a)	480,385	1,752,888
Huabao International Holdings Ltd.	2,472,000	3,855,033
TOTAL BERMUDA		5,607,921
Brazil - 0.6%
BM&F Bovespa SA	411,900	3,443,748
Drogasil SA	120,800	3,081,251
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	41,300	1,355,466
TIM Participacoes SA sponsored ADR (non-vtg.)	47,200	1,557,128
TOTAL BRAZIL		9,437,593
Canada - 0.9%
InterOil Corp. (a)	19,200	1,314,048
Niko Resources Ltd.	18,200	1,791,428
Open Text Corp. (a)	33,700	1,590,411
Petrobank Energy & Resources Ltd. (a)	74,400	3,025,901
Common Stocks - continued
	Shares	Value
Canada - continued
Suncor Energy, Inc.	150,200	$ 4,891,081
Talisman Energy, Inc.	140,500	2,458,323
TOTAL CANADA		15,071,192
Cayman Islands - 1.1%
Belle International Holdings Ltd.	1,693,000	3,399,528
Hengdeli Holdings Ltd.	12,224,000	5,655,904
Maoye International Holdings Ltd.	10,724,000	5,017,157
Shanda Games Ltd. sponsored ADR	111,100	595,496
Shenguan Holdings Group Ltd.	3,198,000	3,750,715
TOTAL CAYMAN ISLANDS		18,418,800
China - 1.2%
Baidu.com, Inc. sponsored ADR (a)	11,400	1,169,868
China Merchants Bank Co. Ltd. (H Shares)	4,349,160	11,210,620
Industrial & Commercial Bank of China Ltd. (H Shares)	7,737,000	5,763,611
NetEase.com, Inc. sponsored ADR (a)	16,100	634,984
Ping An Insurance Group Co. China Ltd. (H Shares)	169,000	1,725,068
TOTAL CHINA		20,504,151
Denmark - 1.6%
Carlsberg AS:
Series A	4,500	477,471
Series B	88,900	9,270,073
Novo Nordisk AS Series B	99,524	9,849,593
William Demant Holding AS (a)	96,600	7,128,851
TOTAL DENMARK		26,725,988
Falkland Islands - 0.0%
Falkland Oil & Gas Ltd. (a)(c)	323,700	661,071
Finland - 1.2%
Fortum Corp.	210,900	5,517,913
Neste Oil Oyj	73,700	1,151,530
Nokia Corp.	693,770	6,970,357
UPM-Kymmene Corp.	340,000	5,826,899
TOTAL FINLAND		19,466,699
France - 8.7%
Accor SA	117,216	4,280,572
Alstom SA	229,736	11,720,770
ALTEN	45,500	1,474,875
Arkema	100,000	5,116,840
Atos Origin SA (a)	54,766	2,475,990
Common Stocks - continued
	Shares	Value
France - continued
AXA SA	560,867	$ 9,807,099
Carrefour SA	218,714	11,753,343
Christian Dior SA	40,000	5,228,912
Credit Agricole SA	470,900	7,360,817
EDF SA	84,400	3,640,845
Essilor International SA	55,077	3,789,892
GDF Suez	256,800	9,194,181
Iliad Group SA	42,307	4,408,587
L'Air Liquide SA	74,666	9,110,048
Lagardere S.C.A. (Reg.)	154,500	6,036,041
Natixis SA (a)	740,600	4,240,883
PPR SA	41,700	6,751,386
Sanofi-Aventis	166,909	11,111,652
Societe Generale Series A	266,822	15,369,921
Suez Environnement SA	195,500	3,611,681
Technip SA	35,300	2,839,072
Vallourec SA (c)	70,000	6,954,567
TOTAL FRANCE		146,277,974
Germany - 7.0%
Allianz AG	18,726	2,116,522
Bayerische Motoren Werke AG (BMW)	235,188	16,494,510
Bilfinger Berger AG	89,941	6,199,948
Deutsche Bank AG (c)	157,922	8,643,654
Deutsche Boerse AG	165,936	11,073,177
Deutsche Post AG	390,954	7,091,920
Deutsche Telekom AG	239,800	3,280,876
Fresenius Medical Care AG & Co. KGaA	66,400	4,101,451
HeidelbergCement AG	250,000	12,049,047
Kabel Deutschland Holding AG	55,100	2,186,089
MAN SE	140,697	15,338,430
Metro AG	109,600	7,135,218
Munich Re Group	43,274	5,994,377
SAP AG	145,670	7,206,436
Siemens AG	59,612	6,293,123
Symrise AG	100,000	2,779,291
TOTAL GERMANY		117,984,069
Greece - 0.3%
Coca-Cola Hellenic Bottling Co. SA	162,700	4,282,070
Terna Energy SA	254,974	959,463
TOTAL GREECE		5,241,533
Common Stocks - continued
	Shares	Value
Hong Kong - 1.4%
China Unicom (Hong Kong) Ltd. sponsored ADR	86,900	$ 1,265,264
Henderson Land Development Co. Ltd.	1,402,000	9,983,310
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	280,400	80,951
Wharf Holdings Ltd.	1,824,000	11,730,584
TOTAL HONG KONG		23,060,109
India - 0.4%
Larsen & Toubro Ltd.	147,591	6,798,889
Indonesia - 0.1%
PT Telkomunikasi Indonesia Tbk Series B	1,030,000	1,062,440
PT XL Axiata Tbk (a)	2,006,000	1,213,716
TOTAL INDONESIA		2,276,156
Ireland - 0.2%
Kerry Group PLC Class A	60,126	2,109,647
United Drug PLC (Ireland)	462,000	1,574,097
TOTAL IRELAND		3,683,744
Israel - 0.1%
Teva Pharmaceutical Industries Ltd. sponsored ADR	31,400	1,656,350
Italy - 2.7%
Enel SpA	1,714,460	9,139,604
ENI SpA	494,400	10,683,853
Fiat SpA	396,500	6,119,457
Mediaset SpA	681,700	4,833,035
Saipem SpA	119,860	4,801,195
Snam Rete Gas SpA	194,800	986,668
Telecom Italia SpA	925,600	1,296,784
UniCredit SpA	2,759,600	7,047,048
TOTAL ITALY		44,907,644
Japan - 16.9%
Aisin Seiki Co. Ltd.	153,300	4,797,685
Aozora Bank Ltd.	7,120,000	10,493,990
Astellas Pharma, Inc.	84,600	3,061,481
Canon, Inc.	239,500	11,186,768
Denso Corp.	267,800	7,956,241
eAccess Ltd.	4,984	3,827,997
Fanuc Ltd.	90,800	11,590,445
Fast Retailing Co. Ltd.	30,200	4,254,384
Fujifilm Holdings Corp.	128,000	4,250,658
Fujitsu Ltd.	601,000	4,228,755
Common Stocks - continued
	Shares	Value
Japan - continued
Honda Motor Co. Ltd.	282,400	$ 10,049,559
Japan Retail Fund Investment Corp.	1,579	2,226,238
Japan Tobacco, Inc.	1,932	6,437,928
Kansai Electric Power Co., Inc.	177,800	4,319,079
Keyence Corp.	36,900	8,047,156
Kobayashi Pharmaceutical Co. Ltd.	100,300	4,454,777
Komatsu Ltd.	323,700	7,531,004
Mazda Motor Corp.	3,634,000	8,782,500
Mitsubishi Corp.	342,100	8,128,480
Mitsubishi Tanabe Pharma Corp.	151,000	2,462,281
Mitsubishi UFJ Financial Group, Inc.	3,138,500	14,572,611
Mitsui & Co. Ltd.	555,000	8,252,758
Mizuho Financial Group, Inc.	4,177,800	6,060,538
MS&AD Insurance Group Holdings, Inc.	67,300	1,548,742
Nintendo Co. Ltd.	19,000	4,765,731
Nippon Electric Glass Co. Ltd.	81,000	1,107,257
Nippon Telegraph & Telephone Corp.	87,400	3,828,547
Nippon Telegraph & Telephone Corp. sponsored ADR	50,400	1,104,768
Nippon Thompson Co. Ltd.	262,000	1,772,811
NKSJ Holdings, Inc. (a)	132,000	827,131
NSK Ltd.	380,000	2,578,199
NTT DoCoMo, Inc.	754	1,259,366
Omron Corp.	316,900	7,245,633
ORIX Corp.	185,630	14,208,591
Promise Co. Ltd.	185,800	1,395,540
Rakuten, Inc.	2,950	2,162,439
Ricoh Co. Ltd.	264,000	3,740,504
Rohto Pharmaceutical Co. Ltd.	266,000	3,321,720
Santen Pharmaceutical Co. Ltd.	50,100	1,734,622
Shin-Etsu Chemical Co., Ltd.	190,000	9,272,019
So-net M3, Inc.	147	650,384
SOFTBANK CORP.	209,600	6,858,626
Sony Corp.	119,000	3,673,946
Sony Financial Holdings, Inc.	586	1,907,788
Sumitomo Mitsui Financial Group, Inc.	360,600	10,509,194
Sumitomo Realty & Development Co. Ltd.	559,000	11,570,703
Taisho Pharmaceutical Co. Ltd.	93,000	1,884,945
Takeda Pharmaceutical Co. Ltd.	80,500	3,701,032
Tokio Marine Holdings, Inc.	180,600	4,871,539
Tokyo Electron Ltd.	55,100	2,765,025
Tokyo Gas Co. Ltd.	2,015,000	9,164,748
Common Stocks - continued
	Shares	Value
Japan - continued
Toshiba Corp. (a)	942,000	$ 4,555,796
Tsutsumi Jewelry Co. Ltd.	155,300	3,883,967
TOTAL JAPAN		284,844,626
Korea (South) - 0.5%
Hyundai Motor Co.	38,835	5,210,925
NCsoft Corp.	5,658	1,176,011
Samsung Electronics Co. Ltd.	2,551	1,738,327
TOTAL KOREA (SOUTH)		8,125,263
Luxembourg - 0.6%
ArcelorMittal SA (Netherlands)	200,000	6,598,844
Millicom International Cellular SA	16,500	1,583,175
Tenaris SA sponsored ADR (c)	44,700	1,717,374
TOTAL LUXEMBOURG		9,899,393
Mexico - 0.2%
Grupo Modelo SAB de CV Series C	473,300	2,599,629
Netherlands - 3.3%
AerCap Holdings NV (a)	313,900	3,713,437
ASML Holding NV (Netherlands)	84,400	2,512,924
Gemalto NV	71,159	2,920,732
ING Groep NV (Certificaten Van Aandelen) unit (a)	1,116,168	11,576,637
Koninklijke Ahold NV	554,407	7,474,127
Koninklijke KPN NV	387,218	5,989,400
Koninklijke Philips Electronics NV	429,864	13,527,146
Randstad Holdings NV (a)	178,609	8,115,154
TOTAL NETHERLANDS		55,829,557
Norway - 1.5%
Aker Solutions ASA	190,400	2,760,758
Petroleum Geo-Services ASA (a)	82,500	940,849
Telenor ASA	343,000	5,373,048
Yara International ASA	340,000	15,382,522
TOTAL NORWAY		24,457,177
Portugal - 0.1%
Portugal Telecom SGPS SA (Reg.)	97,400	1,295,810
Russia - 0.3%
OJSC MMC Norilsk Nickel ADR	320,000	5,456,000
Spain - 5.6%
Antena 3 Television SA (c)	737,100	6,080,021
Common Stocks - continued
	Shares	Value
Spain - continued
Banco Bilbao Vizcaya Argentaria SA	862,893	$ 11,678,067
Banco Popular Espanol SA	680,890	4,316,713
Banco Santander SA	1,877,284	23,829,604
EDP Renovaveis SA (a)	148,338	839,313
Enagas SA	45,892	930,090
Iberdrola Renovables SA	381,400	1,267,762
Iberdrola SA	1,422,176	10,941,747
Inditex SA	69,446	5,517,160
Red Electrica Corporacion SA	58,200	2,737,174
Repsol YPF SA sponsored ADR	172,700	4,443,571
Sol Melia SA	373,100	3,347,144
Telefonica SA	710,609	17,640,049
TOTAL SPAIN		93,568,415
Sweden - 1.4%
Elekta AB (B Shares) (c)	72,900	2,639,501
H&M Hennes & Mauritz AB (B Shares)	263,700	9,551,739
Lundin Petroleum AB (a)	232,200	1,955,387
Swedbank AB (A Shares) (a)	292,800	4,060,270
Telefonaktiebolaget LM Ericsson (B Shares)	476,998	5,232,257
TOTAL SWEDEN		23,439,154
Switzerland - 7.1%
Kuehne & Nagel International AG	76,209	9,153,302
Lonza Group AG	39,970	3,415,422
Nestle SA	642,260	34,222,923
Novartis AG	433,023	24,928,987
Roche Holding AG (participation certificate)	68,136	9,307,192
Sonova Holding AG Class B	26,137	3,192,468
Swiss Reinsurance Co.	89,301	3,916,719
Syngenta AG (Switzerland)	45,000	11,196,565
UBS AG (a)	760,720	12,954,454
Zurich Financial Services AG	32,553	7,630,878
TOTAL SWITZERLAND		119,918,910
Taiwan - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	567,632	2,137,717
HTC Corp.	41,000	931,699
TOTAL TAIWAN		3,069,416
Turkey - 0.4%
Turkcell Iletisim Hizmet AS sponsored ADR	29,600	496,096
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkiye Garanti Bankasi AS	414,000	$ 2,404,148
Turkiye Is Bankasi AS Series C	926,000	3,937,020
TOTAL TURKEY		6,837,264
United Kingdom - 23.8%
Aegis Group PLC	2,211,972	4,291,498
Anglo American PLC (United Kingdom)	735,000	29,160,641
AstraZeneca PLC:
(United Kingdom)	142,990	7,258,474
sponsored ADR (c)	123,000	6,236,100
Aviva PLC	583,500	3,656,514
BAE Systems PLC	1,454,400	7,820,835
Barclays PLC	3,563,302	16,749,089
BG Group PLC	962,704	16,915,745
BHP Billiton PLC	400,000	12,757,394
BlueBay Asset Management	316,900	1,717,030
BP PLC	2,096,900	14,347,598
BP PLC sponsored ADR	234,800	9,666,716
British Airways PLC (a)(c)	995,900	3,798,628
British American Tobacco PLC (United Kingdom)	190,600	7,118,329
British Land Co. PLC	533,394	3,896,399
Britvic PLC	632,200	4,818,786
BT Group PLC	1,870,300	4,109,591
Burberry Group PLC	301,400	4,924,237
Capita Group PLC	886,600	10,947,442
Carphone Warehouse Group PLC (a)	1,379,807	5,912,150
Centrica PLC	1,716,966	8,725,661
easyJet PLC (a)	657,100	3,818,371
GlaxoSmithKline PLC	1,135,020	22,388,863
HSBC Holdings PLC:
(Hong Kong)	2,846,917	28,864,306
(United Kingdom)	332,575	3,364,425
Imperial Tobacco Group PLC	356,560	10,625,817
InterContinental Hotel Group PLC	286,900	5,123,076
International Power PLC	736,558	4,489,532
Lloyds Banking Group PLC (a)	12,176,266	14,126,846
Micro Focus International PLC	352,000	2,109,597
Misys PLC (a)	319,600	1,433,928
National Grid PLC	492,200	4,175,096
Prudential PLC	229,947	2,297,903
Reckitt Benckiser Group PLC	165,017	9,075,763
Royal Dutch Shell PLC Class A (United Kingdom)	1,280,709	38,548,577
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Scottish & Southern Energy PLC	149,600	$ 2,627,458
Tesco PLC	1,974,422	13,151,285
Unilever PLC	354,000	10,246,272
Vodafone Group PLC	9,287,936	22,917,383
Wolseley PLC (a)	363,889	9,140,706
Xstrata PLC	370,000	7,079,643
TOTAL UNITED KINGDOM		400,433,704
United States of America - 2.0%
Agilent Technologies, Inc. (a)	48,100	1,605,097
AsiaInfo Holdings, Inc. (a)(c)	108,300	2,136,759
Central European Distribution Corp. (a)	59,700	1,332,504
Hewlett-Packard Co.	49,100	2,065,637
NII Holdings, Inc. (a)	61,000	2,507,100
Union Pacific Corp.	132,600	10,846,680
Virgin Media, Inc.	87,950	2,024,609
Walter Energy, Inc.	140,000	11,380,600
TOTAL UNITED STATES OF AMERICA		33,898,986
TOTAL COMMON STOCKS (Cost $1,630,035,306)		1,660,523,573
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Volkswagen AG (Cost $8,658,303)	80,600	9,728,565
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.25% (d)	11,479,625	11,479,625
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d)	20,693,919	20,693,919
TOTAL MONEY MARKET FUNDS (Cost $32,173,544)		32,173,544
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.24%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $171,000)	$ 171,001	$ 171,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,671,038,153)		1,702,596,682
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(21,175,176)
NET ASSETS - 100%		$ 1,681,421,506
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$171,000 due 10/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 32,146
Barclays Capital, Inc.	27,734
Credit Agricole Securities (USA) Inc.	47,207
Deutsche Bank Securities, Inc.	1,475
J.P. Morgan Securities, Inc.	37,654
Mizuho Securities USA, Inc.	17,703
Morgan Stanley & Co., Inc.	1,180
RBC Capital Markets Corp.	5,901
$ 171,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,269
Fidelity Securities Lending Cash Central Fund	1,157,078
Total	$ 1,194,347
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 400,433,704	$ 224,589,059	$ 175,844,645	$ -
Japan	284,844,626	1,104,768	283,739,858	-
France	146,277,974	135,166,322	11,111,652	-
Germany	127,712,634	127,712,634	-	-
Switzerland	119,918,910	70,838,904	49,080,006	-
Spain	93,568,415	40,420,695	53,147,720	-
Australia	65,942,439	43,069,580	22,872,859	-
Netherlands	55,829,557	28,212,850	27,616,707	-
Italy	44,907,644	32,927,007	11,980,637	-
Other	330,816,235	295,524,864	35,291,371	-
Money Market Funds	32,173,544	32,173,544	-	-
Cash Equivalents	171,000	-	171,000	-
Total Investments in Securities:	$ 1,702,596,682	$ 1,031,740,227	$ 670,856,455	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value (including securities loaned of $19,718,734 and repurchase agreements of $171,000) - See accompanying schedule: Unaffiliated issuers (cost $1,638,864,609)	$ 1,670,423,138
Fidelity Central Funds (cost $32,173,544)	32,173,544
Total Investments (cost $1,671,038,153)		$ 1,702,596,682
Foreign currency held at value (cost $261)		261
Receivable for investments sold		26,274,767
Receivable for fund shares sold		168,715
Dividends receivable		5,590,720
Distributions receivable from Fidelity Central Funds		45,980
Other receivables		38,820
Total assets		1,734,715,945

Liabilities
Payable to custodian bank	$ 2,456,497
Payable for investments purchased	27,163,644
Payable for fund shares redeemed	2,873,990
Other payables and accrued expenses	106,389
Collateral on securities loaned, at value	20,693,919
Total liabilities		53,294,439

Net Assets		$ 1,681,421,506
Net Assets consist of:
Paid in capital		$ 1,649,740,137
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		31,681,369
Net Assets, for 25,389,431 shares outstanding		$ 1,681,421,506
Net Asset Value, offering price and redemption price per share ($1,681,421,506 ÷ 25,389,431 shares)		$ 66.23

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Dividends		$ 43,923,196
Interest		5,556
Income from Fidelity Central Funds		1,194,347
Income before foreign taxes withheld		45,123,099
Less foreign taxes withheld		(3,793,250)
Total income		41,329,849

Expenses
Custodian fees and expenses	$ 434,050
Independent directors' compensation	8,511
Interest	528
Miscellaneous	16
Total expenses before reductions	443,105
Expense reductions	(8,511)	434,594
Net investment income (loss)		40,895,255
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,392,817
Foreign currency transactions	(2,094,103)
Capital gain distributions from Fidelity Central Funds	2,778
Total net realized gain (loss)		11,301,492
Change in net unrealized appreciation (depreciation) on: Investment securities	40,226,958
Assets and liabilities in foreign currencies	99,189
Total change in net unrealized appreciation (depreciation)		40,326,147
Net gain (loss)		51,627,639
Net increase (decrease) in net assets resulting from operations		$ 92,522,894

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,895,255	$ 15,725,896
Net realized gain (loss)	11,301,492	(214,215,061)
Change in net unrealized appreciation (depreciation)	40,326,147	201,288,285
Net increase (decrease) in net assets resulting from operations	92,522,894	2,799,120
Distributions to partners from net investment income	(36,426,692)	(15,086,282)
Affiliated share transactions Proceeds from sales of shares	996,722,765	36,058,502
Reinvestment of distributions	36,426,391	15,086,012
Cost of shares redeemed	(48,875,279)	(18,702,669)
Net increase (decrease) in net assets resulting from share transactions	984,273,877	32,441,845
Total increase (decrease) in net assets	1,040,370,079	20,154,683

Net Assets
Beginning of period	641,051,427	620,896,744
End of period	$ 1,681,421,506	$ 641,051,427
Other Affiliated Information Shares
Sold	15,716,740	682,675
Issued in reinvestment of distributions	585,798	287,255
Redeemed	(767,937)	(366,242)
Net increase (decrease)	15,534,601	603,688

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 65.05	$ 67.12	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.64	1.66	2.22
Net realized and unrealized gain (loss)	.99	(2.15)	(33.01)
Total from investment operations	2.63	(.49)	(30.79)
Distributions to partners from net investment income	(1.45)	(1.58)	(2.09)
Net asset value, end of period	$ 66.23	$ 65.05	$ 67.12
Total Return B,C	4.21%	(.12)%	(31.24)%
Ratios to Average Net Assets E,H
Expenses before reductions	.03%	.03%	.03% A
Expenses net of fee waivers, if any	.03%	.03%	.03% A
Expenses net of all reductions	.03%	.03%	.03% A
Net investment income (loss)	2.57%	3.13%	3.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,681,422	$ 641,051	$ 620,897
Portfolio turnover rate F	90%	96%	75% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 10, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2010

1. Organization.

Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 146,622,609
Gross unrealized depreciation	(124,480,538)
Net unrealized appreciation (depreciation)	$ 22,142,071

Tax Cost	$ 1,680,454,611

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,326,870,145 and $1,339,687,845, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,786 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,305,000.46%		$ 528

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash

Annual Report

7. Security Lending - continued

Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,157,078.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $8,511.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity International Equity Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Equity Central Fund (a fund of Fidelity Central Investment Portfolios LLC) at September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Equity Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 24, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2004

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999 - present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994 - present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Equity Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the lack of compensation to be received by Fidelity under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, September 30, 2010, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Emerging Markets Equity Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Floating Rate Central Fund, Fidelity Health Care Central Fund, Fidelity High Income Central Fund 1, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, and Fidelity Utilities Central Fund (the "Funds"):

Services Billed by Deloitte Entities

September 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Consumer Discretionary Central Fund	$39,000	$-	$8,100	$-
Fidelity Consumer Staples Central Fund	$40,000	$-	$8,100	$-
Fidelity Emerging Markets Equity Central Fund	$34,000	$-	$6,600	$-
Fidelity Energy Central Fund	$42,000	$-	$8,900	$-
Fidelity Financials Central Fund	$42,000	$-	$10,300	$-
Fidelity Floating Rate Central Fund	$150,000	$-	$8,500	$-
Fidelity Health Care Central Fund	$40,000	$-	$8,100	$-
Fidelity High Income Central Fund 1	$49,000	$-	$8,500	$-
Fidelity Industrials Central Fund	$42,000	$-	$8,100	$-
Fidelity Information Technology Central Fund	$40,000	$-	$8,100	$-
Fidelity Materials Central Fund	$39,000	$-	$8,100	$-
Fidelity Telecom Services Central Fund	$39,000	$-	$8,100	$-
Fidelity Utilities Central Fund	$38,000	$-	$8,100	$-

September 30, 2009 FeesA, B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Consumer Discretionary Central Fund	$44,000	$-	$8,100	$-
Fidelity Consumer Staples Central Fund	$44,000	$-	$8,100	$-
Fidelity Emerging Markets Equity Central Fund	$31,000	$-	$6,600	$-
Fidelity Energy Central Fund	$45,000	$-	$8,900	$-
Fidelity Financials Central Fund	$45,000	$-	$10,200	$-
Fidelity Floating Rate Central Fund	$173,000	$-	$8,500	$-
Fidelity Health Care Central Fund	$44,000	$-	$8,100	$-
Fidelity High Income Central Fund 1	$60,000	$-	$8,500	$-
Fidelity Industrials Central Fund	$45,000	$-	$8,100	$-
Fidelity Information Technology Central Fund	$44,000	$-	$8,100	$-
Fidelity Materials Central Fund	$43,000	$-	$8,100	$-
Fidelity Telecom Services Central Fund	$43,000	$-	$8,100	$-
Fidelity Utilities Central Fund	$42,000	$-	$8,100	$-

A Amounts may reflect rounding.

B Fidelity Emerging Markets Equity Central Fund commenced operations on December 9, 2008.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity International Equity Central Fund (the "Fund"):

Services Billed by PwC

September 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Equity Central Fund	$51,000	$-	$10,800	$400

September 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Equity Central Fund	$57,000	$-	$25,100	$300

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2010A	September 30, 2009A
Audit-Related Fees	$720,000	$1,020,000
Tax Fees	$-	$2,000
All Other Fees	$520,000	$405,000

A Amounts may reflect rounding.

Services Billed by PwC

	September 30, 2010A	September 30, 2009A
Audit-Related Fees	$2,010,000	$2,930,000
Tax Fees	$-	$2,000
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2010 A	September 30, 2009 A
PwC	$4,995,000	$3,560,000
Deloitte Entities	$1,385,000	$1,645,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 26, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 26, 2010